                                  NATIONWIDE(R)
                                    FIDELITY
                                     ADVISOR
                                    VARIABLE
                                     ACCOUNT




                               Semi-Annual Report


                                    FIDELITY


                                     ADVISOR


                                  ANNUITIES(SM)


                                  June 30, 2001

                               [NATIONWIDE LOGO]

                        NATIONWIDE LIFE INSURANCE COMPANY
                ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215 - 2220

                            [PRESIDENT'S PHOTOGRAPH]

                               PRESIDENT'S MESSAGE

On behalf of Nationwide Life Insurance Company we are pleased to bring you the 2001 semi-annual report of the Nationwide Fidelity Advisor Variable Account.

Equity markets continued in the doldrums during the first half of 2001. While it's too early to detect solid evidence of a turn in the market, it is encouraging to note that the major market indices registered positive performance during the second quarter. The market seems to be looking across the valley, and we believe the basic elements are in place to begin to reenergize equity performance. The Federal Reserve has aggressively lowered interest rates during this period, and more easing is expected. Further stimulus may be anticipated from tax reductions and tax rebates. Corporate earnings have been a drag on performance, but quarter-to-quarter earnings comparisons should become more favorable as the economy absorbs the effect of lower interest rates and lower effective tax rates. As we move beyond the current downturn, equity-based financial assets should again return to prominence.

We are pleased you have selected Nationwide Financial to help you achieve your financial planning and retirement saving goals. We continue to direct our strategic focus to enhancing our existing product offerings and service, and to the development of new and innovative investment products to better serve your future needs.


                              /s/ Joseph J. Gasper

                           Joseph J. Gasper, President

                                 August 14, 2001

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                      [THIS PAGE LEFT BLANK INTENTIONALLY]

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HOW TO READ THE SEMI-ANNUAL REPORT

This semi-annual report is a presentation of the variable account as a whole and only describes the underlying contracts and products of the variable account in general terms. Please note the variable account may have more than one variable product available. Such products may have different underlying mutual funds available than those available in your contract. Therefore, not all funds listed in this report may be available in your contract. Please refer to your most recent account statement for specific information about your investment in the Nationwide Fidelity Advisor Variable Account. Rules and regulations of the U.S. Securities and Exchange Commission and recognized conventions of accounting principles generally accepted in the United States of America prescribe the format and content of this report.

We also invite you to call our service center at 1-800-494-1132 if you have questions about your account, or you may access your account using our voice response unit. And, please visit our web-site at www.nwannuities.com/fidelity for additional information about your contract and to learn more about other products and services offered by Nationwide Financial.

THE SEMI-ANNUAL REPORT HAS FOUR MAJOR FINANCIAL SECTIONS:

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

This statement begins on page 6 and lists all of the underlying mutual funds of the variable account, the number of shares owned, the amount paid for the shares and their fair value as of the close of business on June 30, 2001. The mutual funds are listed in alphabetical order. The fair value of the assets changes as the underlying mutual funds change in value. As contract owners make exchange transactions between the funds, the number of shares increases or decreases accordingly. When money is deposited or withdrawn by a contract owner, shares are correspondingly purchased or redeemed. The total fair value of the funds is equal to the Total investments of the variable account.

Accounts receivable, if applicable, represents an asset of the variable account for money market fund shares purchased by contract owners and reinvested dividend shares added to contract owners' accounts, but not yet added to Total investments. Total investments plus Accounts receivable equal Total assets of the variable account.

Accounts payable, if applicable, is a liability of the variable account for money market fund shares redeemed by contract owners but not yet deducted from Total investments.

Total assets minus Accounts payable equals Contract owners' equity. A summary of Contract owners' equity by fund series may be found on page 34. This summary also includes certain performance measures for each fund series for the periods indicated.

STATEMENTS OF OPERATIONS, STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

These statements begin on page 9 and present the financial activity of each underlying mutual fund sub-account of the variable account, for the periods indicated.

The STATEMENTS OF OPERATIONS show income and expenses to the variable account from Investment activity for reinvested dividends and capital gain distributions paid by the underlying mutual funds; and expenses included are the mortality, expense and, if applicable, an administration charge, which are assessed through the daily unit value calculation and that represent an expense to the variable account and its contract owners. This statement also shows the realized gain or loss as mutual fund shares are sold, and the change in unrealized gain or loss, which represents the changes in fair value of the underlying fund shares.

The STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY includes Investment activity for income and expenses shown on the STATEMENTS OF OPERATIONS. In addition, the Equity transactions section of this statement illustrates the receipt of purchase payments, as new contracts are sold or additional payments are made to existing contracts. Also presented are deductions from the variable account when the contract owners withdraw money. The sum of the above two sections represents the Net change in contract owners' equity which when added to the beginning Contract owners' equity equals Contract owners' equity at the end of the reporting period.

The CHANGES IN UNITS section illustrates the number of units purchased and redeemed for each mutual fund sub-account during the period reported.

NOTES TO FINANCIAL STATEMENTS, beginning on page 23, provide further disclosures about the variable account and its underlying contract provisions.

                  NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT
          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY
                                  JUNE 30, 2001
                                   (UNAUDITED)


ASSETS:
     Investments at fair value:

     Variable Insurance Products Fund - Equity-Income Portfolio: Initial Class (FidVIPEI)
        2,900,841 shares (cost $70,196,171) .......................................................................   $   68,807,957

     Variable Insurance Products Fund - Growth Portfolio: Initial Class (FidVIPGr)
        3,645,000 shares (cost $172,945,936) ......................................................................      134,427,601

     Variable Insurance Products Fund - High Income Portfolio: Initial Class (FidVIPHI)
        9,081,793 shares (cost $82,338,008) .......................................................................       61,211,284

     Variable Insurance Products Fund - Money Market Portfolio: Initial Class (FidVIPMMkt)
        87,932,655 shares (cost $87,932,655) ......................................................................       87,932,655

     Variable Insurance Products Fund - Overseas Portfolio: Initial Class (FidVIPOv)
        4,041,199 shares (cost $83,736,207) .......................................................................       63,002,292

     Variable Insurance Products Fund II - Asset Manager Portfolio: Initial Class (FidVIPAM)
        1,044,003 shares (cost $17,492,698) .......................................................................       15,232,009

     Variable Insurance Products Fund II - Asset Manager: Growth Portfolio: Initial Class (FidVIPAMGr)
        877,642 shares (cost $13,872,359) .........................................................................       11,225,042

     Variable Insurance Products Fund II - Contrafund Portfolio: Initial Class (FidVIPCon)
        5,111,543 shares (cost $118,951,942) ......................................................................      105,604,478

     Variable Insurance Products Fund II - Index 500 Portfolio: Initial Class (FidVIPI500)
        1,248,675 shares (cost $183,504,634) ......................................................................      172,566,880

     Variable Insurance Products Fund II - Investment Grade Bond Portfolio: Initial Class (FidVIPIGBd)
        6,636,238 shares (cost $81,089,519) .......................................................................       81,891,180

     Variable Insurance Products Fund III - Balanced Portfolio: Initial Class (FidVIPBal)
        7,137,501 shares (cost $93,571,460) .......................................................................       98,354,763

     Variable Insurance Products Fund III - Growth & Income Portfolio: Initial Class (FidVIPGrIn)
        3,981,374 shares (cost $59,228,486) .......................................................................       54,345,757

     Variable Insurance Products Fund III - Growth Opportunities Portfolio: Initial Class (FidVIPGrOp)
        19,746,132 shares (cost $352,706,198) .....................................................................      318,505,112

     Variable Insurance Products Fund III - Mid Cap Portfolio: Initial Class (FidVIPMCap)
        161,246 shares (cost $3,058,395) ..........................................................................        3,065,283

     Variable Insurance Products Fund - Equity-Income Portfolio: Service Class (FidVIPEIS)
        1,993,624 shares (cost $48,913,714) .......................................................................       47,149,199

     Variable Insurance Products Fund - Growth Portfolio: Service Class (FidVIPGrS)
        2,594,013 shares (cost $122,395,787) ......................................................................       95,355,931

     Variable Insurance Products Fund - High Income Portfolio: Service Class (FidVIPHIS)
        3,965,364 shares (cost $40,730,047) .........................................................................     26,647,249

     Variable Insurance Products Fund - Overseas Portfolio: Service Class (FidVIPOvS)
        1,314,501 shares (cost $28,716,412) .........................................................................     20,440,492

     Variable Insurance Products Fund - Value Portfolio: Service Class (FidVIPVlS)
        7,728 shares (cost $76,412) .................................................................................         76,508

     Variable Insurance Products Fund II - Asset Manager Portfolio: Service Class (FidVIPAMS)
        781,012 shares (cost $13,165,365) ...........................................................................     11,332,479

     Variable Insurance Products Fund II - Asset Manager: Growth Portfolio: Service Class (FidVIPAMGrS)
        588,672 shares (cost $9,440,208) ............................................................................      7,482,023

     Variable Insurance Products Fund II - Contrafund Portfolio: Service Class (FidVIPConS)
        2,716,448 shares (cost $68,479,671) .........................................................................     55,958,828

     Variable Insurance Products Fund III - Aggressive Growth Portfolio: Service Class (FidVIPAgGrS)
        58,481 shares (cost $559,342) ...............................................................................        551,473

     Variable Insurance Products Fund III - Balanced Portfolio: Service Class (FidVIPBalS)
        1,744,194 shares (cost $26,825,837) .........................................................................     23,965,230

     Variable Insurance Products Fund III - Dynamic Capital Appreciation Fund: Service Class (FidVIPDyCapS)
        118,556 shares (cost $847,385) ..............................................................................        813,296

     Variable Insurance Products Fund III - Growth & Income Portfolio: Service Class (FidVIPGrInS)
        4,149,981 shares (cost $65,899,760) .........................................................................     56,356,748

     Variable Insurance Products Fund III - Growth Opportunities Portfolio: Service Class (FidVIPGrOpS)
        4,292,315 shares (cost $93,268,431) .........................................................................     69,149,196

     Variable Insurance Products Fund III - Mid Cap Portfolio: Service Class (FidVIPMCapS)
        1,338,187 shares (cost $25,177,940) .........................................................................     25,385,407

     Variable Insurance Products Fund - Equity-Income Portfolio: Service Class 2 (FidVIPEI2)
        724,714 shares (cost $17,316,619) ...........................................................................     17,096,002

     Variable Insurance Products Fund - Growth Portfolio: Service Class 2 (FidVIPGr2)
        990,278 shares (cost $44,360,036) ...........................................................................     36,273,894

     Variable Insurance Products Fund - High Income Portfolio: Service Class 2 (FidVIPHI2)
        1,123,708 shares (cost $9,372,371) ..........................................................................      7,528,841

     Variable Insurance Products Fund - Overseas Portfolio: Service Class 2 (FidVIPOv2)
        634,409 shares (cost $12,109,232) ...........................................................................      9,826,995

     Variable Insurance Products Fund - Value Portfolio: Service Class 2 (FidVIPVl2)
        17,309 shares (cost $171,568) ...............................................................................        171,191

     Variable Insurance Products Fund II - Asset Manager Portfolio: Service Class 2 (FidVIPAM2)
        357,402 shares (cost $5,590,542) ............................................................................      5,168,033

     Variable Insurance Products Fund II - Asset Manager: Growth Portfolio: Service Class 2 (FidVIPAMGr2)
        379,133 shares (cost $5,463,670) ............................................................................      4,803,612

                                                                     (Continued)

                  NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT
     STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY, CONTINUED

     Variable Insurance Products Fund II - Contrafund Portfolio: Service Class 2
     (FidVIPCon2)
        918,891 shares (cost $21,467,765) ..................................................            18,883,211

     Variable Insurance Products Fund III -
     Aggressive Growth Portfolio: Service Class 2 (FidVIPAgGr2)
        79,711 shares (cost $689,752) ......................................................               747,686

     Variable Insurance Products Fund III - Balanced Portfolio: Service Class 2 (FidVIPBal2)
        609,372 shares (cost $8,716,980) ...................................................             8,342,299

     Variable Insurance Products Fund III -
     Dynamic Capital Appreciation Fund: Service Class 2 (FidVIPDyCap2)
        351,946 shares (cost $2,757,677) ...................................................             2,410,828

     Variable Insurance Products Fund III -
     Growth & Income Portfolio: Service Class 2 (FidVIPGrIn2)
        1,217,116 shares (cost $18,100,338) ................................................            16,479,751

     Variable Insurance Products Fund III -
     Growth Opportunities Portfolio: Service Class 2 (FidVIPGrOp2)
        760,222 shares (cost $14,206,173) ..................................................            12,201,558

     Variable Insurance Products Fund III - Mid Cap Portfolio: Service Class 2 (FidVIPMCap2)
        1,114,909 shares (cost $21,284,476) ................................................            21,105,232
                                                                                                    --------------
     Total investments .....................................................................         1,877,875,485
     Accounts receivable ...................................................................                55,040
                                                                                                    --------------
     Total assets ..........................................................................         1,877,930,525
ACCOUNTS PAYABLE ...........................................................................                    --
                                                                                                    --------------
CONTRACT OWNERS' EQUITY (NOTE 4) ...........................................................        $1,877,930,525
                                                                                                    ==============


See accompanying notes to financial statements.

NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT
STATEMENTS OF OPERATIONS
SIX MONTH PERIOD ENDED JUNE 30, 2001
(UNAUDITED)

                                                       Total          FidVIPEI       FidVIPGr       FidVIPHI
                                                       -----          --------       --------       --------
INVESTMENT ACTIVITY:
  Reinvested dividends .........................   $  40,789,837      1,092,776        112,857      9,731,374
  Mortality and expense risk charges
   (note 2) ....................................     (12,217,660)      (466,225)    (1,019,556)      (532,987)
                                                   -------------     ----------    -----------    -----------
  Net investment activity ......................      28,572,177        626,551       (906,699)     9,198,387
                                                   -------------     ----------    -----------    -----------
  Proceeds from mutual funds shares sold .......     303,512,444      3,709,979     17,495,954     33,689,855
  Cost of mutual fund shares sold ..............    (317,157,765)    (3,720,852)   (16,989,820)   (50,898,155)
                                                   -------------     ----------    -----------    -----------
   Realized gain (loss) on investments .........     (13,645,321)       (10,873)       506,134    (17,208,300)
  Change in unrealized gain (loss)
   on investments ..............................    (212,469,350)    (4,735,068)   (27,532,967)     2,681,665
                                                   -------------     ----------    -----------    -----------
   Net gain (loss) on investments ..............    (226,114,671)    (4,745,941)   (27,026,833)   (14,526,635)
                                                   -------------     ----------    -----------    -----------
  Reinvested capital gains .....................      45,788,706      3,070,179     10,608,539             --
                                                   -------------     ----------    -----------    -----------
     Net increase (decrease) in contract owners'
      equity resulting from operations .........   $(151,753,788)    (1,049,211)   (17,324,993)    (5,328,248)
                                                   =============     ==========    ===========    ===========

                                                   FidVIPMMkt       FidVIPOv      FidVIPAM      FidVIPAMGr
                                                   ----------       --------      --------      ----------
INVESTMENT ACTIVITY:
  Reinvested dividends .........................     1,945,197      3,650,279       669,157       349,465
  Mortality and expense risk charges
   (note 2) ....................................      (498,338)      (499,351)     (113,021)      (83,674)
                                                   -----------    -----------    ----------    ----------
  Net investment activity ......................     1,446,859      3,150,928       556,136       265,791
                                                   -----------    -----------    ----------    ----------
  Proceeds from mutual funds shares sold .......    64,181,226     16,501,113     2,116,170     1,458,037
  Cost of mutual fund shares sold ..............   (64,181,226)   (18,734,327)   (2,400,277)   (1,828,102)
                                                   -----------    -----------    ----------    ----------
   Realized gain (loss) on investments .........            --     (2,233,214)     (284,107)     (370,065)
  Change in unrealized gain (loss)
   on investments ..............................            --    (15,769,677)   (1,223,676)   (1,159,802)
                                                   -----------    -----------    ----------    ----------
   Net gain (loss) on investments ..............            --    (18,002,891)   (1,507,783)   (1,529,867)
                                                   -----------    -----------    ----------    ----------
  Reinvested capital gains .....................            --      5,769,796       250,934       421,150
                                                   -----------    -----------    ----------    ----------
     Net increase (decrease) in contract owners'
      equity resulting from operations .........     1,446,859     (9,082,167)     (700,713)     (842,926)
                                                   ===========    ===========    ==========    ==========

                                                      FidVIPCon      FidVIPI500     FidVIPIGBd      FidVIPBal
                                                      ---------      ----------     ----------      ---------
INVESTMENT ACTIVITY:
  Reinvested dividends .........................   $     915,724      1,965,591      3,943,287      3,855,830
  Mortality and expense risk charges
   (note 2) ....................................        (787,975)    (1,051,519)      (476,317)      (719,648)
                                                   -------------    -----------    -----------     ----------
  Net investment activity ......................         127,749        914,072      3,466,970      3,136,182
                                                   -------------    -----------    -----------     ----------

  Proceeds from mutual funds shares sold .......      12,350,401     13,983,179     10,454,295     10,345,753
  Cost of mutual fund shares sold ..............     (10,554,817)   (11,667,270)   (10,551,428)    (8,197,422)
                                                   -------------    -----------    -----------     ----------
   Realized gain (loss) on investments .........       1,795,584      2,315,909        (97,133)     2,148,331
  Change in unrealized gain (loss)
   on investments ..............................     (18,689,515)   (16,796,801)    (1,229,666)    (7,260,103)
                                                   -------------    -----------    -----------     ----------
  Net gain (loss) on investments ...............     (16,893,931)   (14,480,892)    (1,326,799)    (5,111,772)
                                                   -------------    -----------    -----------     ----------
Reinvested capital gains .......................       3,231,968             --             --             --
                                                   -------------    -----------    -----------     ----------
   Net increase (decrease) in contract owners'
     equity resulting from operations ..........   $ (13,534,214)   (13,566,820)     2,140,171     (1,975,590)
                                                   =============    ===========    ===========     ==========

                                                   FidVIPGrIn     FidVIPGrOp      FidVIPMCap    FidVIPEIS
                                                   ----------     ----------      ----------    ---------
INVESTMENT ACTIVITY:
  Reinvested dividends .........................      766,861      1,341,256            --       734,534
  Mortality and expense risk charges
   (note 2) ....................................     (399,078)    (2,428,735)      (19,135)     (230,446)
                                                   ----------    -----------      --------    ----------
  Net investment activity ......................      367,783     (1,087,479)      (19,135)      504,088
                                                   ----------    -----------      --------    ----------

  Proceeds from mutual funds shares sold .......    5,502,777     51,943,652       423,267     3,899,648
  Cost of mutual fund shares sold ..............   (5,001,480)   (43,361,422)     (404,790)   (3,719,966)
                                                   ----------    -----------      --------    ----------
   Realized gain (loss) on investments .........      501,297      8,582,230        18,477       179,682
  Change in unrealized gain (loss)
   on investments ..............................   (7,275,237)   (45,179,039)     (199,265)   (3,579,021)
                                                   ----------    -----------      --------    ----------
  Net gain (loss) on investments ...............   (6,773,940)   (36,596,809)     (180,788)   (3,399,339)
                                                   ----------    -----------      --------    ----------
Reinvested capital gains .......................    2,462,028             --            --     2,166,877
                                                   ----------    -----------      --------    ----------
   Net increase (decrease) in contract owners'
     equity resulting from operations ..........   (3,944,129)   (37,684,288)     (199,923)     (728,374)
                                                   ==========    ===========      ========    ==========

                                                                     (Continued)

NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT
STATEMENTS OF OPERATIONS, CONTINUED
SIX MONTH PERIOD ENDED JUNE 30, 2001
(UNAUDITED)

                                                     FidVIPGrS       FidVIPHIS      FidVIPOvS      FidVIPVlS
                                                     ---------       ---------      ---------      ---------
INVESTMENT ACTIVITY:
  Reinvested dividends .........................   $         --      3,729,189      1,133,376              --
  Mortality and expense risk charges
   (note 2) ....................................       (498,921)      (150,508)      (112,843)            (20)
                                                   ------------     ----------     ----------     -----------
   Net investment activity .....................       (498,921)     3,578,681      1,020,533             (20)
                                                   ------------     ----------     ----------     -----------

  Proceeds from mutual funds shares sold .......      9,828,124      3,934,084      5,232,321              14
  Cost of mutual fund shares sold ..............    (10,394,944)    (6,282,433)    (6,890,577)            (14)
                                                   ------------     ----------     ----------     -----------
   Realized gain (loss) on investments .........       (566,820)    (2,348,349)    (1,658,256)             --
  Change in unrealized gain (loss)
   on investments ..............................    (17,748,947)    (3,520,282)    (4,009,510)             96
                                                   ------------     ----------     ----------     -----------
   Net gain (loss) on investments ..............    (18,315,767)    (5,868,631)    (5,667,766)             96
                                                   ------------     ----------     ----------     -----------
  Reinvested capital gains .....................      7,252,590             --      1,810,938              --
                                                   ------------     ----------     ----------     -----------
     Net increase (decrease) in contract owners'
      equity resulting from operations .........   $(11,562,098)    (2,289,950)    (2,836,295)             76
                                                   ============     ==========     ==========     ===========

                                                    FidVIPAMS     FidVIPAMGrS     FidVIPConS    FidVIPAgGrS
                                                    ---------     -----------     ----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends .........................      470,139        224,419        419,489            384
  Mortality and expense risk charges
   (note 2) ....................................      (57,142)       (39,463)      (293,247)        (1,059)
                                                   ----------     ----------     ----------     ----------
   Net investment activity .....................      412,997        184,956        126,242           (675)
                                                   ----------     ----------     ----------     ----------

  Proceeds from mutual funds shares sold .......      546,472      1,019,515      5,166,124      1,957,329
  Cost of mutual fund shares sold ..............     (647,916)    (1,309,232)    (5,181,435)    (1,933,924)
                                                   ----------     ----------     ----------     ----------
   Realized gain (loss) on investments .........     (101,444)      (289,717)       (15,311)        23,405
  Change in unrealized gain (loss)
   on investments ..............................     (972,680)      (734,895)    (8,745,566)        (7,869)
                                                   ----------     ----------     ----------     ----------
   Net gain (loss) on investments ..............   (1,074,124)    (1,024,612)    (8,760,877)        15,536
                                                   ----------     ----------     ----------     ----------
  Reinvested capital gains .....................      179,101        285,073      1,677,956             --
                                                   ----------     ----------     ----------     ----------
     Net increase (decrease) in contract owners'
      equity resulting from operations .........     (482,026)      (554,583)    (6,956,679)        14,861
                                                   ==========     ==========     ==========     ==========


                                                    FidVIPBalS      FidVIPDyCapS   FidVIPGrInS    FidVIPGrOpS
                                                    ----------      ------------   -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends .........................   $    876,490            692        747,549         189,369
  Mortality and expense risk charges
   (note 2) ....................................       (121,245)        (3,046)      (290,933)       (367,903)
                                                   ------------     ----------     ----------     -----------
  Net investment activity ......................        755,245         (2,354)       456,616        (178,534)
                                                   ------------     ----------     ----------     -----------

  Proceeds from mutual funds shares sold .......      2,152,252        858,175      4,132,378       9,501,543
  Cost of mutual fund shares sold ..............     (2,290,025)      (986,666)    (4,288,856)    (12,054,943)
                                                   ------------     ----------     ----------     -----------
   Realized gain (loss) on investments .........       (137,773)      (128,491)      (156,478)     (2,553,400)
  Change in unrealized gain (loss)
   on investments ..............................     (1,048,804)        13,016     (6,795,159)     (5,138,468)
                                                   ------------     ----------     ----------     -----------
   Net gain (loss) on investments ..............     (1,186,577)      (115,475)    (6,951,637)     (7,691,868)
                                                   ------------     ----------     ----------     -----------
  Reinvested capital gains .....................             --             --      2,533,361              --
                                                   ------------     ----------     ----------     -----------
     Net increase (decrease) in contract owners'
      equity resulting from operations .........   $   (431,332)      (117,829)    (3,961,660)     (7,870,402)
                                                   ============     ==========     ==========     ===========

                                                   FidVIPMCapS     FidVIPEI2      FidVIPGr2      FidVIPHI2
                                                   -----------     ---------      ---------      ---------
INVESTMENT ACTIVITY:
  Reinvested dividends .........................           --        140,499         20,574        633,619
  Mortality and expense risk charges
   (note 2) ....................................     (130,811)       (70,416)      (190,208)       (38,666)
                                                   ----------     ----------     ----------     ----------
  Net investment activity ......................     (130,811)        70,083       (169,634)       594,953
                                                   ----------     ----------     ----------     ----------

  Proceeds from mutual funds shares sold .......    7,073,626         77,368        293,740        142,236
  Cost of mutual fund shares sold ..............   (7,536,214)       (78,787)      (393,134)      (192,955)
                                                   ----------     ----------     ----------     ----------
   Realized gain (loss) on investments .........     (462,588)        (1,419)       (99,394)       (50,719)
  Change in unrealized gain (loss)
   on investments ..............................   (1,390,143)      (586,948)    (4,809,008)    (1,235,057)
                                                   ----------     ----------     ----------     ----------
   Net gain (loss) on investments ..............   (1,852,731)      (588,367)    (4,908,402)    (1,285,776)
                                                   ----------     ----------     ----------     ----------
  Reinvested capital gains .....................           --        404,362      1,933,937             --
                                                   ----------     ----------     ----------     ----------
     Net increase (decrease) in contract owners'
      equity resulting from operations .........   (1,983,542)      (113,922)    (3,144,099)      (690,823)
                                                   ==========     ==========     ==========     ==========

NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT
STATEMENTS OF OPERATIONS, CONTINUED
SIX MONTH PERIOD ENDED JUNE 30, 2001
(UNAUDITED)

                                                     FidVIPOv2      FidVIPVl2    FidVIPAM2   FidVIPAMGr2
                                                     ---------      ---------    ---------   -----------
INVESTMENT ACTIVITY:
  Reinvested dividends .........................    $   406,357           --      146,275       91,587
  Mortality and expense risk charges
   (note 2) ....................................        (56,296)         (29)     (25,692)     (24,872)
                                                    -----------     --------     --------     --------
  Net investment activity ......................        350,061          (29)     120,583       66,715
                                                    -----------     --------     --------     --------

  Proceeds from mutual funds shares sold .......      1,611,970           20      189,912      160,436
  Cost of mutual fund shares sold ..............     (2,300,705)         (21)    (218,784)    (195,966)
                                                    -----------     --------     --------     --------
   Realized gain (loss) on investments .........       (688,735)          (1)     (28,872)     (35,530)
  Change in unrealized gain (loss)
   on investments ..............................     (1,460,864)        (377)    (325,296)    (388,292)
                                                    -----------     --------     --------     --------
   Net gain (loss) on investments ..............     (2,149,599)        (378)    (354,168)    (423,822)
                                                    -----------     --------     --------     --------
  Reinvested capital gains .....................        642,306           --       54,853      113,279
                                                    -----------     --------     --------     --------
     Net increase (decrease) in contract owners'
      equity resulting from operations .........    $(1,157,232)        (407)    (178,732)    (243,828)
                                                    ===========     ========     ========     ========

                                                       FidVIPCon2   FidVIPAgGr2   FidVIPBal2   FidVIPDyCap2
                                                       ----------   -----------   ----------   ------------
INVESTMENT ACTIVITY:
  Reinvested dividends .........................          107,592           57      179,336        1,980
  Mortality and expense risk charges
   (note 2) ....................................         (101,443)      (1,682)     (39,539)     (12,081)
                                                       ----------     --------     --------     --------
  Net investment activity ......................            6,149       (1,625)     139,797      (10,101)
                                                       ----------     --------     --------     --------

  Proceeds from mutual funds shares sold .......          401,016      231,752      121,539      104,263
  Cost of mutual fund shares sold ..............         (470,650)    (282,105)    (126,156)    (154,447)
                                                       ----------     --------     --------     --------
   Realized gain (loss) on investments .........          (69,634)     (50,353)      (4,617)     (50,184)
  Change in unrealized gain (loss)
   on investments ..............................       (2,028,168)      57,934     (231,256)    (286,637)
                                                       ----------     --------     --------     --------
   Net gain (loss) on investments ..............       (2,097,802)       7,581     (235,873)    (336,821)
                                                       ----------     --------     --------     --------
  Reinvested capital gains .....................          403,470           --           --           --
                                                       ----------     --------     --------     --------
     Net increase (decrease) in contract owners'
      equity resulting from operations .........       (1,688,183)       5,956      (96,076)    (346,922)
                                                       ==========     ========     ========     ========


                                                    FidVIPGrIn2   FidVIPGrOp2   FidVIPMCap2
                                                    -----------   -----------   -----------
INVESTMENT ACTIVITY:
  Reinvested dividends .........................    $   160,724       35,953           --
  Mortality and expense risk charges
   (note 2) ....................................        (88,518)     (66,088)    (108,984)
                                                    -----------     --------     --------
  Net investment activity ......................         72,206      (30,135)    (108,984)
                                                    -----------     --------     --------
  Proceeds from mutual funds shares sold .......        119,737      252,005      349,187
  Cost of mutual fund shares sold ..............       (130,858)    (297,194)    (307,470)
                                                    -----------     --------     --------
   Realized gain (loss) on investments .........        (11,121)     (45,189)      41,717
  Change in unrealized gain (loss)
   on investments ..............................     (1,368,639)    (921,854)    (837,505)
                                                    -----------     --------     --------
   Net gain (loss) on investments ..............     (1,379,760)    (967,043)    (795,788)
                                                    -----------     --------     --------
  Reinvested capital gains .....................        516,009           --           --
                                                    -----------     --------     --------
     Net increase (decrease) in contract owners'
      equity resulting from operations .........    $  (791,545)    (997,178)    (904,772)
                                                    ===========     ========     ========


See accompanying notes to financial statements.

NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
SIX MONTH PERIODS ENDED JUNE 30, 2001 AND 2000
(UNAUDITED)

                                                          Total                           FidVIPEI
                                                          -----                           --------
                                                 2001               2000             2001            2000
                                                 ----               ----             ----            ----
INVESTMENT ACTIVITY:
  Net investment income ..............    $    28,572,177         27,362,573         626,551         730,076
  Realized gain (loss) on investments         (13,645,321)        61,770,237         (10,873)        615,458
  Change in unrealized gain (loss)
   on investments ....................       (212,469,350)      (276,204,110)     (4,735,068)     (8,486,639)
  Reinvested capital gains ...........         45,788,706        136,402,272       3,070,179       4,479,099
                                          ---------------     --------------     -----------     -----------
   Net increase (decrease) in contract
     owners' equity resulting from
     operations ......................       (151,753,788)       (50,669,028)     (1,049,211)     (2,662,006)
                                          ---------------     --------------     -----------     -----------
EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners ...................        108,684,061        197,657,083         808,732       1,651,462
  Transfers between funds ............                 --                 --       8,999,656      (6,060,826)
  Redemptions ........................       (135,987,765)      (169,501,636)     (5,798,458)     (4,742,153)
  Annuity benefits ...................           (110,254)           (46,102)        (14,096)             --
  Annual contract maintenance charges
   (note 2) ..........................            (85,934)           (91,326)         (3,661)         (3,139)
  Contingent deferred sales charges
   (note 2) ..........................         (2,741,719)        (3,418,430)       (162,721)       (110,343)
  Adjustments to maintain reserves ...           (131,573)           (23,431)            205         (13,889)
                                          ---------------     --------------     -----------     -----------
     Net equity transactions .........        (30,373,184)        24,576,158       3,829,657      (9,278,888)
                                          ---------------     --------------     -----------     -----------
NET CHANGE IN CONTRACT OWNERS' EQUITY        (182,126,972)       (26,092,870)      2,780,446     (11,940,894)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..........................      2,060,057,497      2,321,489,033      66,027,742      74,620,680
                                          ---------------     --------------     -----------     -----------
CONTRACT OWNERS' EQUITY END OF PERIOD     $ 1,877,930,525      2,295,396,163      68,808,188      62,679,786
                                          ===============     ==============     ===========     ===========


CHANGES IN UNITS:
  Beginning units ....................        144,379,488        138,537,926       4,407,750       5,321,388
                                          ---------------     --------------     -----------     -----------
  Units purchased ....................         30,974,186         34,481,303         881,361         106,158
  Units redeemed .....................        (30,216,031)       (31,175,658)       (625,216)       (800,587)
                                          ---------------     --------------     -----------     -----------
  Ending units .......................        145,137,643        141,843,571       4,663,895       4,626,959
                                          ===============     ==============     ===========     ===========

                                                    FidVIPGr                         FidVIPHI
                                                    --------                         --------
                                               2001             2000            2001             2000
                                               ----             ----            ----             ----
INVESTMENT ACTIVITY:
  Net investment income ..............        (906,699)      (1,036,799)      9,198,387        7,994,642
  Realized gain (loss) on investments          506,134          678,053     (17,208,300)      (7,975,767)
  Change in unrealized gain (loss)
   on investments ....................     (27,532,967)      (8,735,387)      2,681,665       (7,064,009)
  Reinvested capital gains ...........      10,608,539       16,169,656              --               --
                                          ------------     ------------     -----------     ------------
   Net increase (decrease) in contract
     owners' equity resulting from
     operations ......................     (17,324,993)       7,075,523      (5,328,248)      (7,045,134)
                                          ------------     ------------     -----------     ------------
EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners ...................       1,414,920        7,927,021         497,219        1,511,869
  Transfers between funds ............      (3,546,836)      68,994,686      (6,724,177)     (10,898,672)
  Redemptions ........................     (11,074,770)     (13,791,756)     (7,232,239)     (13,203,934)
  Annuity benefits ...................         (16,985)              --            (652)          (1,871)
  Annual contract maintenance charges
   (note 2) ..........................          (9,742)          (7,919)         (3,600)          (4,374)
  Contingent deferred sales charges
   (note 2) ..........................        (199,520)        (261,333)       (114,825)        (286,919)
  Adjustments to maintain reserves ...        (130,443)           3,108          (1,425)         (28,513)
                                          ------------     ------------     -----------     ------------
     Net equity transactions .........     (13,563,376)      62,863,807     (13,579,699)     (22,912,414)
                                          ------------     ------------     -----------     ------------
NET CHANGE IN CONTRACT OWNERS' EQUITY      (30,888,369)      69,939,330     (18,907,947)     (29,957,548)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..........................     165,334,903      127,025,604      80,120,694      143,714,163
                                          ------------     ------------     -----------     ------------
CONTRACT OWNERS' EQUITY END OF PERIOD      134,446,534      196,964,934      61,212,747      113,756,615
                                          ============     ============     ===========     ============


CHANGES IN UNITS:
  Beginning units ....................       8,772,882        5,918,823       8,816,841       12,082,053
                                          ------------     ------------     -----------     ------------
  Units purchased ....................         747,118        5,317,637       2,566,977          122,716
  Units redeemed .....................      (1,567,958)      (2,440,071)     (4,071,344)      (2,079,084)
                                          ------------     ------------     -----------     ------------
  Ending units .......................       7,952,042        8,796,389       7,312,474       10,125,685
                                          ============     ============     ===========     ============

NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2001 AND 2000
(UNAUDITED)

                                                     FidVIPMMkt                         FidVIPOv
                                                     ----------                         --------
                                               2001              2000            2001              2000
                                               ----              ----            ----              ----
INVESTMENT ACTIVITY:
  Net investment income ..............     $  1,446,859        1,591,402        3,150,928           720,376
  Realized gain (loss) on investments                --               --       (2,233,214)        1,826,358
  Change in unrealized gain (loss)
   on investments ....................               --               --      (15,769,677)      (18,153,363)
  Reinvested capital gains ...........               --               --        5,769,796         9,231,304
                                           ------------      -----------      -----------      ------------
   Net increase (decrease) in contract
     owners' equity resulting from
     operations ......................        1,446,859        1,591,402       (9,082,167)       (6,375,325)
                                           ------------      -----------      -----------      ------------
EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners ...................        8,848,091        8,770,765          504,498         2,016,860
  Transfers between funds ............       28,385,240      (11,342,221)      (3,630,069)       15,116,625
  Redemptions ........................      (14,688,349)     (14,752,257)      (4,489,320)       (8,269,469)
  Annuity benefits ...................           (1,198)              --           (1,161)               --
  Annual contract maintenance charges
   (note 2) ..........................           (1,890)          (1,711)          (4,665)           (5,183)
  Contingent deferred sales charges
   (note 2) ..........................         (325,867)        (337,064)         (72,152)         (147,909)
  Adjustments to maintain reserves ...           (2,341)          (3,760)           3,324               531
                                           ------------      -----------      -----------      ------------
     Net equity transactions .........       22,213,686      (17,666,248)      (7,689,545)        8,711,455
                                           ------------      -----------      -----------      ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY        23,660,545      (16,074,846)     (16,771,712)        2,336,130
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..........................       64,291,198       78,688,253       79,774,886       103,020,698
                                           ------------      -----------      -----------      ------------
CONTRACT OWNERS' EQUITY END OF PERIOD      $ 87,951,743       62,613,407       63,003,174       105,356,828
                                           ============      ===========      ===========      ============

CHANGES IN UNITS:
  Beginning units ....................        5,501,161        7,052,083        5,540,719         5,705,562
                                           ------------      -----------      -----------      ------------
  Units purchased ....................        8,452,327          523,588          815,932           813,887
  Units redeemed .....................       (6,546,855)      (2,081,350)      (1,379,425)         (327,830)
                                           ------------      -----------      -----------      ------------
  Ending units .......................        7,406,633        5,494,321        4,977,226         6,191,619
                                           ============      ===========      ===========      ============


                                                      FidVIPAM                          FidVIPAMGr
                                                      --------                          ----------
                                               2001              2000             2001             2000
                                               ----              ----             ----             ----
INVESTMENT ACTIVITY:
  Net investment income ..............         556,136           492,732          265,791          203,506
  Realized gain (loss) on investments         (284,107)         (101,189)        (370,065)         196,192
  Change in unrealized gain (loss)
   on investments ....................      (1,223,676)       (2,146,421)      (1,159,802)      (1,975,585)
  Reinvested capital gains ...........         250,934         1,481,527          421,150        1,253,786
                                           -----------       -----------      -----------      -----------
   Net increase (decrease) in contract
     owners' equity resulting from
     operations ......................        (700,713)         (273,351)        (842,926)        (322,101)
                                           -----------       -----------      -----------      -----------
EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners ...................         124,586           636,072          110,522          948,860
  Transfers between funds ............         396,141           292,364           30,360          541,330
  Redemptions ........................      (1,606,072)       (1,445,930)        (910,761)      (1,375,120)
  Annuity benefits ...................         (17,687)          (17,727)          (3,779)              --
  Annual contract maintenance charges
   (note 2) ..........................            (709)             (769)            (844)            (778)
  Contingent deferred sales charges
   (note 2) ..........................         (23,484)          (29,895)         (21,025)         (37,041)
  Adjustments to maintain reserves ...           3,437             1,539            4,255              533
                                           -----------       -----------      -----------      -----------
     Net equity transactions .........      (1,123,788)         (564,346)        (791,272)          77,784
                                           -----------       -----------      -----------      -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY       (1,824,501)         (837,697)      (1,634,198)        (244,317)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..........................      17,056,794        19,808,954       12,863,181       15,748,525
                                           -----------       -----------      -----------      -----------
CONTRACT OWNERS' EQUITY END OF PERIOD       15,232,293        18,971,257       11,228,983       15,504,208
                                           ===========       ===========      ===========      ===========

CHANGES IN UNITS:
  Beginning units ....................       1,247,384         1,371,570          951,333        1,005,749
                                           -----------       -----------      -----------      -----------
  Units purchased ....................         117,604            15,020           62,709            6,077
  Units redeemed .....................        (200,887)          (53,431)        (127,074)          (2,079)
                                           -----------       -----------      -----------      -----------
  Ending units .......................       1,164,101         1,333,159          886,968        1,009,747
                                           ===========       ===========      ===========      ===========

(Continued)

NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2001 AND 2000
(UNAUDITED)

                                                          FidVIPCon                               FidVIPI500
                                                          ---------                               ----------
                                                  2001                2000                2001                2000
                                                  ----                ----                ----                ----
INVESTMENT ACTIVITY:
  Net investment income ..............       $     127,749            (513,353)            914,072             711,698
  Realized gain (loss) on investments            1,795,584             811,784           2,315,909           3,306,706
  Change in unrealized gain (loss)
   on investments ....................         (18,689,515)        (19,736,794)        (16,796,801)         (6,478,342)
  Reinvested capital gains ...........           3,231,968          16,646,176                  --             787,126
                                             -------------        ------------        ------------        ------------
   Net increase (decrease) in contract
     owners' equity resulting from
     operations ......................         (13,534,214)         (2,792,187)        (13,566,820)         (1,672,812)
                                             -------------        ------------        ------------        ------------
EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners ...................           1,188,567           5,545,529          10,713,585          22,980,304
  Transfers between funds ............          (2,818,970)         25,364,791           1,105,947          11,273,905
  Redemptions ........................          (8,042,993)         (9,509,109)         (9,151,040)         (9,370,813)
  Annuity benefits ...................              (8,608)                 --              (2,857)                 --
  Annual contract maintenance charges
   (note 2) ..........................              (7,853)             (7,815)             (5,798)             (5,722)
  Contingent deferred sales charges
   (note 2) ..........................            (188,149)           (177,038)           (203,585)           (192,368)
  Adjustments to maintain reserves ...               6,556              (8,551)              1,263               3,622
                                             -------------        ------------        ------------        ------------
     Net equity transactions .........          (9,871,450)         21,207,807           2,457,515          24,688,928
                                             -------------        ------------        ------------        ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY          (23,405,664)         18,415,620         (11,109,305)         23,016,116
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..........................         129,012,163         125,247,172         183,673,478         169,943,912
                                             -------------        ------------        ------------        ------------
CONTRACT OWNERS' EQUITY END OF PERIOD        $ 105,606,499         143,662,792         172,564,173         192,960,028
                                             =============        ============        ============        ============


CHANGES IN UNITS:
  Beginning units ....................           7,644,417           6,829,276          12,597,942          10,298,457
                                             -------------        ------------        ------------        ------------
  Units purchased ....................             453,582           2,066,446           1,821,690           2,855,238
  Units redeemed .....................          (1,100,568)           (895,482)         (1,530,663)         (1,255,841)
                                             -------------        ------------        ------------        ------------
  Ending units .......................           6,997,431           8,000,240          12,888,969          11,897,854
                                             =============        ============        ============        ============


                                                        FidVIPIGBd                             FidVIPBal
                                                        ----------                             ---------
                                                 2001               2000               2001                2000
                                                 ----               ----               ----                ----
INVESTMENT ACTIVITY:
  Net investment income ..............         3,466,970          4,040,190           3,136,182           3,473,403
  Realized gain (loss) on investments            (97,133)           (23,563)          2,148,331           6,198,704
  Change in unrealized gain (loss)
   on investments ....................        (1,229,666)        (2,045,004)         (7,260,103)        (14,973,208)
  Reinvested capital gains ...........                --                 --                  --           3,690,760
                                             -----------        -----------        ------------        ------------
   Net increase (decrease) in contract
     owners' equity resulting from
     operations ......................         2,140,171          1,971,623          (1,975,590)         (1,610,341)
                                             -----------        -----------        ------------        ------------
EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners ...................         5,315,483          6,015,239             614,844           1,522,391
  Transfers between funds ............         7,889,928         (5,839,818)             30,698         (10,740,769)
  Redemptions ........................        (4,733,189)        (4,310,769)         (8,909,600)        (12,991,102)
  Annuity benefits ...................           (29,652)           (14,757)             (8,604)             (7,141)
  Annual contract maintenance charges
   (note 2) ..........................            (1,525)            (1,204)             (6,273)             (6,959)
  Contingent deferred sales charges
   (note 2) ..........................           (92,839)           (77,463)           (126,684)           (230,546)
  Adjustments to maintain reserves ...             5,195            (12,920)              3,347              (7,554)
                                             -----------        -----------        ------------        ------------
     Net equity transactions .........         8,353,401         (4,241,692)         (8,402,272)        (22,461,680)
                                             -----------        -----------        ------------        ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY         10,493,572         (2,270,069)        (10,377,862)        (24,072,021)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..........................        71,427,689         66,131,246         108,733,961         153,329,365
                                             -----------        -----------        ------------        ------------
CONTRACT OWNERS' EQUITY END OF PERIOD         81,921,261         63,861,177          98,356,099         129,257,344
                                             ===========        ===========        ============        ============

CHANGES IN UNITS:
  Beginning units ....................         5,949,870          6,002,359           6,578,862           8,763,242
                                             -----------        -----------        ------------        ------------
  Units purchased ....................         1,923,421            211,593             278,717              84,672
  Units redeemed .....................        (1,230,103)          (568,652)           (794,327)         (1,404,586)
                                             -----------        -----------        ------------        ------------
  Ending units .......................         6,643,188          5,645,300           6,063,252           7,443,328
                                             ===========        ===========        ============        ============

NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2001 AND 2000
(UNAUDITED)


                                                     FidVIPGrIn                        FidVIPGrOp
                                                     ----------                        ----------
                                               2001             2000             2001             2000
                                               ----             ----             ----             ----
INVESTMENT ACTIVITY:
  Net investment income .............      $    367,783          319,324       (1,087,479)       3,963,463
  Realized gain (loss)
   on investments ...................           501,297        2,683,871        8,582,230       51,916,385
  Change in unrealized gain (loss)
   on investments ...................        (7,275,237)     (10,385,600)     (45,179,039)    (128,189,990)
  Reinvested capital gains ..........         2,462,028        5,191,956               --       41,011,135
                                           ------------     ------------     ------------     ------------
   Net increase (decrease) in contract
       owners' equity resulting from
       operations ...................        (3,944,129)      (2,190,449)     (37,684,288)     (31,299,007)
                                           ------------     ------------     ------------     ------------
EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners ..................           605,038        3,284,756        2,225,140        6,372,150
  Transfers between funds ...........          (331,953)      (1,199,992)     (21,563,746)     (83,894,779)
  Redemptions .......................        (3,885,317)      (6,207,949)     (29,639,726)     (54,342,276)
  Annuity benefits ..................            (1,788)              --           (3,187)          (4,606)
  Annual contract maintenance charges
       (note 2) .....................            (3,920)          (3,927)         (33,134)         (40,866)
  Contingent deferred sales charges
       (note 2) .....................           (76,776)        (148,410)        (484,168)      (1,009,081)
  Adjustments to maintain reserves ..             4,531            3,671           (1,066)          23,010
                                           ------------     ------------     ------------     ------------
     Net equity transactions ........        (3,690,185)      (4,271,851)     (49,499,887)    (132,896,448)
                                           ------------     ------------     ------------     ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY        (7,634,314)      (6,462,300)     (87,184,175)    (164,195,455)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD .........................        61,981,288       73,283,008      405,690,930      707,620,034
                                           ------------     ------------     ------------     ------------
CONTRACT OWNERS' EQUITY END
  OF PERIOD .........................      $ 54,346,974       66,820,708      318,506,755      543,424,579
                                           ============     ============     ============     ============


CHANGES IN UNITS:
  Beginning units ...................         3,868,258        4,343,583       20,319,672       28,962,630
                                           ------------     ------------     ------------     ------------
  Units purchased ...................           241,619          116,475          258,859          262,666
  Units redeemed ....................          (490,509)        (379,156)      (2,966,489)      (5,960,936)
                                           ------------     ------------     ------------     ------------
  Ending units ......................         3,619,368        4,080,902       17,612,042       23,264,360
                                           ============     ============     ============     ============


                                                     FidVIPMCap                         FidVIPEIS
                                                     ----------                         ---------
                                               2001             2000             2001              2000
                                               ----             ----             ----              ----
INVESTMENT ACTIVITY:
  Net investment income .............           (19,135)          (8,136)         504,088          473,999
  Realized gain (loss)
   on investments ...................            18,477           37,014          179,682         (393,250)
  Change in unrealized gain (loss)
   on investments ...................          (199,265)          82,405       (3,579,021)      (3,989,199)
  Reinvested capital gains ..........                --            1,834        2,166,877        2,599,370
                                           ------------     ------------     ------------     ------------
   Net increase (decrease) in
       contract owners' equity
       resulting from operations ....          (199,923)         113,117         (728,374)      (1,309,080)
                                           ------------     ------------     ------------     ------------
EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners ..................           110,091          171,239          375,141        7,270,725
  Transfers between funds ...........           283,267        1,438,814        3,189,213       (2,567,873)
  Redemptions .......................          (126,071)         (35,136)      (2,309,660)      (1,194,318)
  Annuity benefits ..................                --               --               --               --
  Annual contract maintenance charges
       (note 2) .....................            (2,320)            (960)              --               --
  Contingent deferred sales charges
       (note 2) .....................            (2,237)            (605)         (61,747)         (27,016)
  Adjustments to maintain reserves ..               (58)             191              (44)            (470)
                                           ------------     ------------     ------------     ------------
     Net equity transactions ........           262,672        1,573,543        1,192,903        3,481,048
                                           ------------     ------------     ------------     ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY            62,749        1,686,660          464,529        2,171,968
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD .........................         3,002,511          269,661       46,684,613       40,383,800
                                           ------------     ------------     ------------     ------------
CONTRACT OWNERS' EQUITY END
  OF PERIOD .........................         3,065,260        1,956,321       47,149,142       42,555,768
                                           ============     ============     ============     ============


CHANGES IN UNITS:
  Beginning units ...................           155,784           18,466        3,865,570        3,572,262
                                           ------------     ------------     ------------     ------------
  Units purchased ...................            44,282          179,008          650,811          642,062
  Units redeemed ....................           (29,543)         (88,538)        (554,110)        (309,831)
                                           ------------     ------------     ------------     ------------
  Ending units ......................           170,523          108,936        3,962,271        3,904,493
                                           ============     ============     ============     ============

(Continued)

NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2001 AND 2000
(UNAUDITED)

                                                      FidVIPGrS                              FidVIPHIS
                                                      ---------                              ---------
                                              2001                2000               2001               2000
                                              ----                ----               ----               ----
INVESTMENT ACTIVITY:
  Net investment income .............     $    (498,921)          (472,614)         3,578,681          2,508,338
  Realized gain (loss)
   on investments ...................          (566,820)           274,844         (2,348,349)          (388,680)
  Change in unrealized gain (loss)
   on investments ...................       (17,748,947)        (5,819,052)        (3,520,282)        (4,388,415)
  Reinvested capital gains ..........         7,252,590         11,094,915                 --                 --
                                          -------------      -------------      -------------      -------------
  Net increase (decrease) in contract
      owners' equity resulting from
      operations ....................       (11,562,098)         5,078,093         (2,289,950)        (2,268,757)
                                          -------------      -------------      -------------      -------------
EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners ..................           979,227         25,896,623            394,346          7,206,701
  Transfers between funds ...........        (2,070,915)        10,099,086             38,007         (2,621,409)
  Redemptions .......................        (4,374,034)        (3,156,369)        (1,640,425)        (1,310,591)
  Annuity benefits ..................                --                 --                 --                 --
  Annual contract maintenance charges
   (note 2) .........................                --                 --                 --                 --
  Contingent deferred sales charges
   (note 2) .........................          (124,652)           (81,929)           (45,022)           (31,887)
  Adjustments to maintain reserves ..            (2,561)             1,318               (380)               481
                                          -------------      -------------      -------------      -------------
     Net equity transactions ........        (5,592,935)        32,758,729         (1,253,474)         3,243,295
                                          -------------      -------------      -------------      -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY       (17,155,033)        37,836,822         (3,543,424)           974,538
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD .........................       112,509,474         92,221,505         30,190,276         40,145,880
                                          -------------      -------------      -------------      -------------
CONTRACT OWNERS' EQUITY END
  OF PERIOD .........................     $  95,354,441        130,058,327         26,646,852         41,120,418
                                          =============      =============      =============      =============


CHANGES IN UNITS:
  Beginning units ...................         7,210,691          5,140,104          3,992,581          4,070,551
                                          -------------      -------------      -------------      -------------
  Units purchased ...................           511,092          3,608,887            510,692            621,519
  Units redeemed ....................          (915,953)        (1,728,653)          (687,296)          (282,416)
                                          -------------      -------------      -------------      -------------
  Ending units ......................         6,805,830          7,020,338          3,815,977          4,409,654
                                          =============      =============      =============      =============


                                                      FidVIPOvS                             FidVIPVlS
                                                      ---------                             ---------
                                               2001               2000              2001                2000
                                               ----               ----              ----                ----
INVESTMENT ACTIVITY:
  Net investment income .............         1,020,533            175,327                (20)                --
  Realized gain (loss)
   on investments ...................        (1,658,256)           487,941                 --                 --
  Change in unrealized gain (loss)
   on investments ...................        (4,009,510)        (3,999,478)                96                 --
  Reinvested capital gains ..........         1,810,938          1,976,060                 --                 --
                                          -------------      -------------      -------------      -------------
   Net increase (decrease) in contract
      owners' equity resulting from
      operations ....................        (2,836,295)        (1,360,150)                76                 --
                                          -------------      -------------      -------------      -------------
EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners ..................           214,059          6,604,117                 85                 --
  Transfers between funds ...........          (199,159)         4,939,211             76,348                 --
  Redemptions .......................        (1,167,233)          (687,733)                --                 --
  Annuity benefits ..................                --                 --                 --                 --
  Annual contract maintenance charges
   (note 2) .........................                --                 --                 --                 --
  Contingent deferred sales charges
   (note 2) .........................           (27,490)           (14,257)                --                 --
  Adjustments to maintain reserves ..              (726)              (500)                27                 --
                                          -------------      -------------      -------------      -------------
     Net equity transactions ........        (1,180,549)        10,840,838             76,460                 --
                                          -------------      -------------      -------------      -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY        (4,016,844)         9,480,688             76,536                 --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD .........................        24,456,825         20,524,132                 --                 --
                                          -------------      -------------      -------------      -------------
CONTRACT OWNERS' EQUITY END
  OF PERIOD .........................        20,439,981         30,004,820             76,536                 --
                                          =============      =============      =============      =============


CHANGES IN UNITS:
  Beginning units ...................         2,059,622          1,375,610                 --                 --
                                          -------------      -------------      -------------      -------------
  Units purchased ...................           432,227          1,492,517              7,900                 --
  Units redeemed ....................          (536,028)          (724,671)                --                 --
                                          -------------      -------------      -------------      -------------
  Ending units ......................         1,955,821          2,143,456              7,900                 --
                                          =============      =============      =============      =============

NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2001 AND 2000
(UNAUDITED)


                                                      FidVIPAMS                        FidVIPAMGrS
                                                      ---------                        -----------
                                               2001             2000              2001            2000
                                               ----             ----              ----            ----
INVESTMENT ACTIVITY:
  Net investment income .............      $    412,997          302,378          184,956          125,019
  Realized gain (loss) on investments          (101,444)          18,418         (289,717)           5,711
  Change in unrealized gain (loss)
   on investments ...................          (972,680)      (1,317,316)        (734,895)        (960,925)
  Reinvested capital gains ..........           179,101          862,863          285,073          703,046
                                           ------------     ------------     ------------     ------------
  Net increase (decrease) in contract
   owners' equity resulting from
   operations .......................          (482,026)        (133,657)        (554,583)        (127,149)
                                           ------------     ------------     ------------     ------------
EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners ..................           110,482        1,866,022           25,983        2,028,666
  Transfers between funds ...........           133,006         (463,165)        (367,738)          83,269
  Redemptions .......................          (234,478)        (373,384)        (270,875)        (386,971)
  Annuity benefits ..................                --               --               --               --
  Annual contract maintenance charges
   (note 2) .........................                --               --               --               --
  Contingent deferred sales charges
   (note 2) .........................            (4,041)          (4,664)          (7,390)          (8,467)
  Adjustments to maintain reserves ..              (120)              62             (122)              13
                                           ------------     ------------     ------------     ------------
     Net equity transactions ........             4,849        1,024,871         (620,142)       1,716,510
                                           ------------     ------------     ------------     ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY          (477,177)         891,214       (1,174,725)       1,589,361
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD .........................        11,809,571       11,290,214        8,656,675        8,038,316
                                           ------------     ------------     ------------     ------------
CONTRACT OWNERS' EQUITY END OF PERIOD      $ 11,332,394       12,181,428        7,481,950        9,627,677
                                           ============     ============     ============     ============


CHANGES IN UNITS:
  Beginning units ...................         1,022,688          926,710          780,807          626,500
                                           ------------     ------------     ------------     ------------
  Units purchased ...................            56,768         (109,168)          39,374          255,923
  Units redeemed ....................           (56,777)         197,878         (100,568)        (117,222)
                                           ------------     ------------     ------------     ------------
  Ending units ......................         1,022,679        1,015,420          719,613          765,201
                                           ============     ============     ============     ============


                                                      FidVIPConS                        FidVIPAgGrS
                                                      ----------                        -----------
                                               2001              2000              2001            2000
                                               ----              ----              ----            ----
INVESTMENT ACTIVITY:
  Net investment income .............           126,242         (114,592)             (675)              --
  Realized gain (loss) on investments           (15,311)         212,040            23,405               --
  Change in unrealized gain (loss)
   on investments ...................        (8,745,566)      (8,797,905)           (7,869)              --
  Reinvested capital gains ..........         1,677,956        7,533,464                --               --
                                           ------------     ------------       -----------     ------------
  Net increase (decrease) in contract
   owners' equity resulting from
   operations .......................        (6,956,679)      (1,166,993)           14,861               --
                                           ------------     ------------       -----------     ------------
EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners ..................           446,177       14,325,796            18,505               --
  Transfers between funds ...........        (1,592,266)       2,774,209           523,385               --
  Redemptions .......................        (2,293,785)      (1,612,300)           (7,816)              --
  Annuity benefits ..................                --               --                --               --
  Annual contract maintenance charges
   (note 2) .........................                --               --                --               --
  Contingent deferred sales charges
   (note 2) .........................           (56,214)         (42,739)              (94)              --
  Adjustments to maintain reserves ..              (893)            (315)            2,622               --
                                           ------------     ------------       -----------     ------------
     Net equity transactions ........        (3,496,981)      15,444,651           536,602               --
                                           ------------     ------------       -----------     ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY       (10,453,660)      14,277,658           551,463               --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD .........................        66,411,989       56,270,545                --               --
                                           ------------     ------------       -----------     ------------
CONTRACT OWNERS' EQUITY END OF PERIOD        55,958,329       70,548,203           551,463               --
                                           ============     ============       ===========     ============


CHANGES IN UNITS:
  Beginning units ...................         4,732,885        3,671,712                --               --
                                           ------------     ------------       -----------     ------------
  Units purchased ...................           211,530        2,031,075           224,755               --
  Units redeemed ....................          (492,454)        (969,817)         (172,535)              --
                                           ------------     ------------       -----------     ------------
  Ending units ......................         4,451,961        4,732,970            52,220               --
                                           ============     ============       ===========     ============


(Continued)

NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2001 AND 2000
(UNAUDITED)


                                                    FidVIPBalS                        FidVIPDyCapS
                                                    ----------                        ------------
                                              2001              2000               2001          2000
                                              ----              ----               ----          ----
INVESTMENT ACTIVITY:
  Net investment income .............     $    755,245           658,041            (2,354)        --
  Realized gain (loss) on investments         (137,773)          (16,340)         (128,491)        --
  Change in unrealized gain (loss)
   on investments ...................       (1,048,804)       (1,470,060)           13,016         --
  Reinvested capital gains ..........               --           670,396                --         --
                                          ------------      ------------      ------------      -----
  Net increase (decrease) in contract
   owners' equity resulting from
   operations .......................         (431,332)         (157,963)         (117,829)        --
                                          ------------      ------------      ------------      -----
EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners ..................          228,021         4,938,686            50,479         --
  Transfers between funds ...........           27,855        (3,038,625)          341,572         --
  Redemptions .......................       (1,386,879)         (909,319)           (8,453)        --
  Annuity benefits ..................               --                --                --         --
  Annual contract maintenance charges
   (note 2) .........................               --                --                --         --
  Contingent deferred sales charges
   (note 2) .........................          (17,175)          (19,211)             (122)        --
  Adjustments to maintain reserves ..             (158)             (162)              (57)        --
                                          ------------      ------------      ------------      -----
     Net equity transactions ........       (1,148,336)          971,369           383,419         --
                                          ------------      ------------      ------------      -----

NET CHANGE IN CONTRACT OWNERS' EQUITY       (1,579,668)          813,406           265,590         --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD .........................       25,544,792        26,616,726           547,667         --
                                          ------------      ------------      ------------      -----
CONTRACT OWNERS' EQUITY END OF PERIOD     $ 23,965,124        27,430,132           813,257         --
                                          ============      ============      ============      =====


CHANGES IN UNITS:
  Beginning units ...................        2,312,257         2,274,719            62,830         --
                                          ------------      ------------      ------------      -----
  Units purchased ...................          137,082           112,888           176,889         --
  Units redeemed ....................         (243,480)          (22,646)         (123,177)        --
                                          ------------      ------------      ------------      -----
  Ending units ......................        2,205,859         2,364,961           116,542         --
                                          ============      ============      ============      =====


                                                    FidVIPGrInS                         FidVIPGrOpS
                                                    -----------                         -----------
                                              2001              2000              2001               2000
                                              ----              ----              ----               ----
INVESTMENT ACTIVITY:
  Net investment income .............          456,616           374,092          (178,534)           738,627
  Realized gain (loss) on investments         (156,478)          181,430        (2,553,400)           111,022
  Change in unrealized gain (loss)
   on investments ...................       (6,795,159)       (6,519,503)       (5,138,468)       (11,801,353)
  Reinvested capital gains ..........        2,533,361         4,449,952                --          6,544,946
                                          ------------      ------------      ------------       ------------
  Net increase (decrease) in contract
   owners' equity resulting from
   operations .......................       (3,961,660)       (1,514,029)       (7,870,402)        (4,406,758)
                                          ------------      ------------      ------------       ------------
EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners ..................          511,657        12,974,137           505,472         19,527,570
  Transfers between funds ...........         (932,501)       (2,719,293)       (5,401,208)       (10,291,369)
  Redemptions .......................       (2,478,243)       (1,989,060)       (3,644,976)        (2,931,205)
  Annuity benefits ..................               --                --                --                 --
  Annual contract maintenance charges
   (note 2) .........................               --                --                --                 --
  Contingent deferred sales charges
   (note 2) .........................          (67,519)          (54,388)         (104,438)           (76,778)
  Adjustments to maintain reserves ..             (777)            1,797            (1,542)             2,926
                                          ------------      ------------      ------------       ------------
     Net equity transactions ........       (2,967,383)        8,213,193        (8,646,692)         6,231,144
                                          ------------      ------------      ------------       ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY       (6,929,043)        6,699,164       (16,517,094)         1,824,386
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD .........................       63,285,340        59,046,396        85,665,568        104,212,302
                                          ------------      ------------      ------------       ------------
CONTRACT OWNERS' EQUITY END OF PERIOD       56,356,297        65,745,560        69,148,474        106,036,688
                                          ============      ============      ============       ============


CHANGES IN UNITS:
  Beginning units ...................        5,015,995         4,429,385         8,553,468          8,482,052
                                          ------------      ------------      ------------       ------------
  Units purchased ...................          153,210         1,876,824           195,613            846,326
  Units redeemed ....................         (409,401)       (1,195,719)       (1,137,887)          (273,259)
                                          ------------      ------------      ------------       ------------
  Ending units ......................        4,759,804         5,110,490         7,611,194          9,055,119
                                          ============      ============      ============       ============

NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2001 AND 2000
(UNAUDITED)

                                                    FidVIPMCapS                          FidVIPEI2
                                                    -----------                          ---------
                                              2001              2000              2001              2000
                                              ----              ----              ----              ----
INVESTMENT ACTIVITY:
  Net investment income .............     $   (130,811)          (71,896)           70,083              (577)
  Realized gain (loss) on investments         (462,588)        1,099,975            (1,419)               --
  Change in unrealized gain (loss)
   on investments ...................       (1,390,143)          514,985          (586,948)          (21,371)
  Reinvested capital gains ..........               --            22,901           404,362                --
                                          ------------      ------------      ------------      ------------
  Net increase (decrease) in contract
   owners' equity resulting from
   operations .......................       (1,983,542)        1,565,965          (113,922)          (21,948)
                                          ------------      ------------      ------------      ------------
EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners ..................          182,738         4,719,600         9,227,746           993,519
  Transfers between funds ...........           31,756        10,836,766           951,995                --
  Redemptions .......................         (875,687)         (445,499)         (477,671)             (319)
  Annuity benefits ..................               --                --                --                --
  Annual contract maintenance charges
   (note 2) .........................               --                --                --                --
  Contingent deferred sales charges
   (note 2) .........................          (20,496)           (9,369)          (10,506)               --
  Adjustments to maintain reserves ..           (1,100)            9,367               923                (2)
                                          ------------      ------------      ------------      ------------
     Net equity transactions ........         (682,789)       15,110,865         9,692,487           993,198
                                          ------------      ------------      ------------      ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY       (2,666,331)       16,676,830         9,578,565           971,250
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD .........................       28,051,236         4,287,942         7,518,035                --
                                          ------------      ------------      ------------      ------------
CONTRACT OWNERS' EQUITY END OF PERIOD     $ 25,384,905        20,964,772        17,096,600           971,250
                                          ============      ============      ============      ============


CHANGES IN UNITS:
  Beginning units ...................        1,451,677           293,080           716,905                --
                                          ------------      ------------      ------------      ------------
  Units purchased ...................          436,354         1,729,819         1,075,702           197,840
  Units redeemed ....................         (480,751)         (852,700)         (128,231)          (98,904)
                                          ------------      ------------      ------------      ------------
  Ending units ......................        1,407,280         1,170,199         1,664,376            98,936
                                          ============      ============      ============      ============


                                                     FidVIPGr2                            FidVIPHI2
                                                     ---------                            ---------
                                              2001              2000              2001               2000
                                              ----              ----              ----               ----
INVESTMENT ACTIVITY:
  Net investment income .............         (169,634)           (4,912)          594,953              (623)
  Realized gain (loss) on investments          (99,394)               --           (50,719)               --
  Change in unrealized gain (loss)
   on investments ...................       (4,809,008)          286,423        (1,235,057)            4,579
  Reinvested capital gains ..........        1,933,937                --                --                --
                                          ------------      ------------      ------------      ------------
  Net increase (decrease) in contract
   owners' equity resulting from
   operations .......................       (3,144,099)          281,511          (690,823)            3,956
                                          ------------      ------------      ------------      ------------
EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners ..................       14,716,444         5,887,917         4,091,303           905,070
  Transfers between funds ...........         (983,470)           42,870            55,146                --
  Redemptions .......................         (965,921)          (47,973)         (205,640)           (2,176)
  Annuity benefits ..................               --                --                --                --
  Annual contract maintenance charges
   (note 2) .........................               --                --                --                --
  Contingent deferred sales charges
   (note 2) .........................          (24,847)           (1,710)           (1,762)               --
  Adjustments to maintain reserves ..           (8,794)               23            (1,683)               (3)
                                          ------------      ------------      ------------      ------------
     Net equity transactions ........       12,733,412         5,881,127         3,937,364           902,891
                                          ------------      ------------      ------------      ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY        9,589,313         6,162,638         3,246,541           906,847
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD .........................       26,677,487                --         4,280,997                --
                                          ------------      ------------      ------------      ------------
CONTRACT OWNERS' EQUITY END OF PERIOD       36,266,800         6,162,638         7,527,538           906,847
                                          ============      ============      ============      ============


CHANGES IN UNITS:
  Beginning units ...................        2,836,390                --           551,197                --
                                          ------------      ------------      ------------      ------------
  Units purchased ...................        1,784,296         1,219,295           579,592           182,219
  Units redeemed ....................         (326,770)         (607,192)          (73,432)          (91,000)
                                          ------------      ------------      ------------      ------------
  Ending units ......................        4,293,916           612,103         1,057,357            91,219
                                          ============      ============      ============      ============


(Continued)

NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2001 AND 2000
(UNAUDITED)


                                                         FidVIPOv2                       FidVIPVl2
                                                         ---------                       ---------
                                                  2001             2000             2001          2000
                                                  ----             ----             ----          ----
INVESTMENT ACTIVITY:
  Net investment income .............         $   350,061           (1,544)             (29)        --
  Realized gain (loss) on investments            (688,735)             211               (1)        --
  Change in unrealized gain (loss)
   on investments ...................          (1,460,864)          36,604             (377)        --
  Reinvested capital gains ..........             642,306               --               --         --
                                              -----------      -----------      -----------      -----
  Net increase (decrease) in contract
   owners' equity resulting from
   operations .......................          (1,157,232)          35,271             (407)        --
                                              -----------      -----------      -----------      -----
EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners ..................           3,621,794        1,760,432          124,692         --
  Transfers between funds ...........            (241,688)           5,898           46,906         --
  Redemptions .......................            (310,889)          (6,812)              --         --
  Annuity benefits ..................                  --               --               --         --
  Annual contract maintenance charges
   (note 2) .........................                  --               --               --         --
  Contingent deferred sales charges
   (note 2) .........................              (4,339)              --               --         --
  Adjustments to maintain reserves ..              (3,027)              (1)              --         --
                                              -----------      -----------      -----------      -----
     Net equity transactions ........           3,061,851        1,759,517          171,598         --
                                              -----------      -----------      -----------      -----

NET CHANGE IN CONTRACT OWNERS' EQUITY           1,904,619        1,794,788          171,191         --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD .........................           7,920,174               --               --         --
                                              -----------      -----------      -----------      -----
CONTRACT OWNERS' EQUITY END OF PERIOD         $ 9,824,793        1,794,788          171,191         --
                                              ===========      ===========      ===========      =====


CHANGES IN UNITS:
  Beginning units ...................             839,809               --               --         --
                                              -----------      -----------      -----------      -----
  Units purchased ...................             661,069          361,317           17,689         --
  Units redeemed ....................            (314,240)        (180,311)              --         --
                                              -----------      -----------      -----------      -----
  Ending units ......................           1,186,638          181,006           17,689         --
                                              ===========      ===========      ===========      =====


                                                         FidVIPAM2                       FidVIPAMGr2
                                                         ---------                       -----------
                                                  2001             2000             2001             2000
                                                  ----             ----             ----             ----
INVESTMENT ACTIVITY:
  Net investment income .............             120,583             (344)          66,715             (453)
  Realized gain (loss) on investments             (28,872)           1,185          (35,530)             225
  Change in unrealized gain (loss)
   on investments ...................            (325,296)          (2,236)        (388,292)          17,423
  Reinvested capital gains ..........              54,853               --          113,279               --
                                              -----------      -----------      -----------      -----------
  Net increase (decrease) in contract
   owners' equity resulting from
   operations .......................            (178,732)          (1,395)        (243,828)          17,195
                                              -----------      -----------      -----------      -----------
EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners ..................           2,504,485          573,405        2,294,112          531,110
  Transfers between funds ...........            (105,419)              --            4,821               --
  Redemptions .......................            (190,008)            (168)        (259,903)            (164)
  Annuity benefits ..................                  --               --               --               --
  Annual contract maintenance charges
   (note 2) .........................                  --               --               --               --
  Contingent deferred sales charges
   (note 2) .........................              (3,649)              --           (4,252)              --
  Adjustments to maintain reserves ..                (397)             (20)          (1,049)             493
                                              -----------      -----------      -----------      -----------
     Net equity transactions ........           2,205,012          573,217        2,033,729          531,439
                                              -----------      -----------      -----------      -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY           2,026,280          571,822        1,789,901          548,634
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD .........................           3,141,410               --        3,012,889               --
                                              -----------      -----------      -----------      -----------
CONTRACT OWNERS' EQUITY END OF PERIOD           5,167,690          571,822        4,802,790          548,634
                                              ===========      ===========      ===========      ===========


CHANGES IN UNITS:
  Beginning units ...................             322,820               --          332,936               --
                                              -----------      -----------      -----------      -----------
  Units purchased ...................             276,416          115,979          270,261          110,873
  Units redeemed ....................             (43,807)         (57,981)         (38,048)         (55,428)
                                              -----------      -----------      -----------      -----------
  Ending units ......................             555,429           57,998          565,149           55,445
                                              ===========      ===========      ===========      ===========

NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2001 AND 2000
(UNAUDITED)


                                                       FidVIPCon2                       FidVIPAgGr2
                                                       ----------                       -----------
                                                 2001              2000             2001           2000
                                                 ----              ----             ----           ----
INVESTMENT ACTIVITY:
  Net investment income .............        $      6,149            (2,710)           (1,625)        --
  Realized gain (loss) on investments             (69,634)            5,495           (50,353)        --
  Change in unrealized gain (loss)
   on investments ...................          (2,028,168)           74,347            57,934         --
  Reinvested capital gains ..........             403,470                --                --         --
                                             ------------      ------------      ------------      -----
  Net increase (decrease) in contract
   owners' equity resulting from
   operations .......................          (1,688,183)           77,132             5,956         --
                                             ------------      ------------      ------------      -----
EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners ..................           8,039,209         3,106,454           686,246         --
  Transfers between funds ...........            (785,244)         (140,287)           68,058         --
  Redemptions .......................            (851,975)          (47,232)          (12,564)        --
  Annuity benefits ..................                  --                --                --         --
  Annual contract maintenance charges
   (note 2) .........................                  --                --                --         --
  Contingent deferred sales charges
   (note 2) .........................             (27,948)               --                --         --
  Adjustments to maintain reserves ..              (3,223)                5               (19)        --
                                             ------------      ------------      ------------      -----
     Net equity transactions ........           6,370,819         2,918,940           741,721         --
                                             ------------      ------------      ------------      -----

NET CHANGE IN CONTRACT OWNERS' EQUITY           4,682,636         2,996,072           747,677         --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD .........................          14,198,053                --                --         --
                                             ------------      ------------      ------------      -----
CONTRACT OWNERS' EQUITY END OF PERIOD        $ 18,880,689         2,996,072           747,677         --
                                             ============      ============      ============      =====


CHANGES IN UNITS:
  Beginning units ...................           1,456,071                --                --         --
                                             ------------      ------------      ------------      -----
  Units purchased ...................             945,978         5,046,789            97,800         --
  Units redeemed ....................            (234,059)       (4,742,143)          (26,554)        --
                                             ------------      ------------      ------------      -----
  Ending units ......................           2,167,990           304,646            71,246         --
                                             ============      ============      ============      =====


                                                       FidVIPBal2                      FidVIPDyCap2
                                                       ----------                      ------------
                                                 2001              2000            2001            2000
                                                 ----              ----            ----            ----
INVESTMENT ACTIVITY:
  Net investment income .............             139,797              (467)          (10,101)        --
  Realized gain (loss) on investments              (4,617)                1           (50,184)        --
  Change in unrealized gain (loss)
   on investments ...................            (231,256)            9,114          (286,637)        --
  Reinvested capital gains ..........                  --                --                --         --
                                             ------------      ------------      ------------      -----
  Net increase (decrease) in contract
   owners' equity resulting from
   operations .......................             (96,076)            8,648          (346,922)        --
                                             ------------      ------------      ------------      -----
EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners ..................           4,214,569           598,247         1,667,909         --
  Transfers between funds ...........              70,239                --           (56,180)        --
  Redemptions .......................            (208,987)             (224)          (54,181)        --
  Annuity benefits ..................                  --                --                --         --
  Annual contract maintenance charges
   (note 2) .........................                  --                --                --         --
  Contingent deferred sales charges
   (note 2) .........................              (3,020)               --              (764)        --
  Adjustments to maintain reserves ..                (461)               (1)           (1,148)        --
                                             ------------      ------------      ------------      -----
     Net equity transactions ........           4,072,340           598,022         1,555,636         --
                                             ------------      ------------      ------------      -----

NET CHANGE IN CONTRACT OWNERS' EQUITY           3,976,264           606,670         1,208,714         --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD .........................           4,365,642                --         1,201,150         --
                                             ------------      ------------      ------------      -----
CONTRACT OWNERS' EQUITY END OF PERIOD           8,341,906           606,670         2,409,864         --
                                             ============      ============      ============      =====


CHANGES IN UNITS:
  Beginning units ...................             465,235                --           140,557         --
                                             ------------      ------------      ------------      -----
  Units purchased ...................             473,555           120,259           239,056         --
  Units redeemed ....................             (30,042)          (60,118)          (27,960)        --
                                             ------------      ------------      ------------      -----
  Ending units ......................             908,748            60,141           351,653         --
                                             ============      ============      ============      =====


(Continued)

NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2001 AND 2000
(UNAUDITED)

                                             FidVIPGrIn2                      FidVIPGrOp2                    FidVIPMCap2
                                             -----------                      -----------                    -----------
                                        2001            2000              2001           2000             2001             2000
INVESTMENT ACTIVITY:
  Net investment income .....     $     72,206          (1,883)         (30,135)         (1,820)        (108,984)         (1,337)
  Realized gain (loss)
   on investments ...........          (11,121)              2          (45,189)              1           41,717              --
  Change in unrealized
   gain (loss) on
   investments...............       (1,368,639)         44,923         (921,854)         85,206         (837,505)         97,036
  Reinvested capital gains ..          516,009              --               --              --               --              --
                                  ------------       ---------       ----------       ---------       ----------      ----------
   Net increase (decrease)
    in contract owners'
    equity resulting from
    operations...............         (791,545)         43,042         (997,178)         83,387         (904,772)         95,699
                                   -----------       ---------       ----------       ---------       ----------      ----------
EQUITY TRANSACTIONS:
  Purchase payments received
   from contract owners .....        6,389,744       2,166,757        4,509,624       2,563,316        9,472,496       1,857,696
  Transfers between funds ...         (133,697)         10,958         (506,447)             --         (687,861)          4,316
  Redemptions ...............         (466,147)         (5,442)        (299,316)         (3,308)        (704,114)        (43,296)
  Annuity benefits ..........               --              --               --              --               --              --
  Annual contract maintenance
   charges (note 2) .........               --              --               --              --               --              --
  Contingent deferred
   sales charges (note 2) ...          (14,718)             --           (3,511)             --          (11,971)             --
  Adjustments to maintain
   reserves .................           (1,410)              3           (3,008)              9              774             528
                                  ------------       ---------       ----------       ---------       ----------      ----------
     Net equity
       transactions .........        5,773,772       2,172,276        3,697,342       2,560,017        8,069,324       1,819,244
                                  ------------       ---------       ----------       ---------       ----------      ----------
NET CHANGE IN CONTRACT
 OWNERS' EQUITY .............        4,982,227       2,215,318        2,700,164       2,643,404        7,164,552       1,914,943
CONTRACT OWNERS'
 EQUITY BEGINNING OF PERIOD..       11,496,342              --        9,499,059              --       13,940,815              --
                                  ------------       ---------       ----------       ---------       ----------      ----------
CONTRACT OWNERS' EQUITY
 END OF PERIOD ..............     $ 16,478,569       2,215,318       12,199,223       2,643,404       21,105,367       1,914,943
                                  ============       =========       ==========       =========       ==========      ==========

CHANGES IN UNITS:
  Beginning units ...........        1,190,510              --        1,140,518              --          972,594              --
                                  ------------       ---------       ----------       ---------       ----------      ----------
  Units purchased ...........          737,919         441,671          607,299         531,365          797,059         363,843
  Units redeemed ............         (107,127)       (220,560)        (126,828)       (265,511)        (167,555)       (179,831)
                                  ------------       ---------       ----------       ---------       ----------      ----------
  Ending units ..............        1,821,302         221,111        1,620,989         265,854        1,602,098         184,012
                                  ============       =========       ==========       =========       ==========      ==========


See accompanying notes to financial statements.

                  NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT

                          NOTES TO FINANCIAL STATEMENTS
                             JUNE 30, 2001 AND 2000
                                   (UNAUDITED)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    (a) Organization and Nature of Operations

        Nationwide Fidelity Advisor Variable Account (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on July 22, 1994. The Account has been registered as a unit investment trust under the Investment Company Act of 1940.

        The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts, and Individual Modified Single Premium Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through Fidelity Investments(R) .

    (b) The Contracts

        Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract expenses.

        With certain exceptions, contract owners in either the accumulation or the payout phase may invest in any of the following:

         Funds available in the Fidelity(R) Advisor Classic and Select Products:
         Portfolios of the Fidelity(R) Variable Insurance Products Fund (Fidelity VIP);
             Fidelity(R)VIP - Equity-Income Portfolio: Initial Class (FidVIPEI) Fidelity(R)VIP - Growth Portfolio: Initial Class (FidVIPGr) Fidelity(R)VIP - High Income Portfolio: Initial Class (FidVIPHI) Fidelity(R)VIP - Money Market Portfolio: Initial Class (FidVIPMMkt)
                 (also available in the Fidelity Advisor Generations product)
             Fidelity(R)VIP - Overseas Portfolio: Initial Class (FidVIPOv) Portfolios of the Fidelity(R)Variable Insurance Products Fund II (Fidelity VIP-II);
             Fidelity(R)VIP-II - Asset Manager Portfolio: Initial Class
             (FidVIPAM)
             Fidelity(R)VIP-II - Asset Manager: Growth Portfolio: Initial Class (FidVIPAMGr)
             Fidelity(R)VIP-II - Contrafund Portfolio: Initial Class (FidVIPCon)
             Fidelity(R)VIP-II - Index 500 Portfolio: Initial Class (FidVIPI500)
                 (also available in the Fidelity Advisor Generations product)
             Fidelity(R)VIP-II - Investment Grade Bond Portfolio: Initial Class
             (FidVIPIGBd)
                 (also available in the Fidelity Advisor Generations Annuity product)
         Portfolios of the Fidelity(R)Variable Insurance Products Fund III (Fidelity VIP-III);
             Fidelity(R)VIP-III - Balanced Portfolio: Initial Class (FidVIPBal) Fidelity(R)VIP-III - Growth & Income Portfolio: Initial Class (FidVIPGrIn)
             Fidelity(R)VIP-III - Growth Opportunities Portfolio: Initial Class (FidVIPGrOp)
             Fidelity(R)VIP-III - Mid Cap Portfolio: Initial Class (FidVIPMCap) Funds available in the Fidelity(R) Advisor Generations product:
         Portfolios of the Fidelity(R) Variable Insurance Products Fund (Fidelity VIP);
             Fidelity(R)VIP - Equity-Income Portfolio: Service Class (FidVIPEIS) Fidelity(R)VIP - Growth Portfolio: Service Class (FidVIPGrS) Fidelity(R)VIP - High Income Portfolio: Service Class (FidVIPHIS) Fidelity(R)VIP - Overseas Portfolio: Service Class (FidVIPOvS) Fidelity(R)VIP - Value Portfolio: Service Class (FidVIPVIS)

                                                                     (CONTINUED)

                  NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


         Portfolios of the Fidelity(R)Variable Insurance Products Fund II (Fidelity VIP-II);
             Fidelity(R)VIP-II - Asset Manager Portfolio: Service Class (FidVIPAMS)
             Fidelity(R)VIP-II - Asset Manager: Growth Portfolio: Service Class (FidVIPAMGrS)
             Fidelity(R)VIP-II - Contrafund Portfolio: Service Class
             (FidVIPConS)
         Portfolios of the Fidelity(R)Variable Insurance Products Fund III (Fidelity VIP-III);
             Fidelity(R)VIP-III - Aggressive Growth Portfolio: Service Class (FidVIPAgGrS)
             Fidelity(R)VIP-III - Balanced Portfolio: Service Class (FidVIPBalS) Fidelity(R)VIP-III - Dynamic Capital Appreciation Fund: Service Class (FidVIPDyCapS)
             Fidelity(R)VIP-III - Growth & Income Portfolio: Service Class (FidVIPGrInS)
             Fidelity(R)VIP-III - Growth Opportunities Portfolio: Service Class (FidVIPGrOpS)
             Fidelity(R)VIP-III - Mid Cap Portfolio: Service Class (FidVIPMCapS) Portfolios of the Fidelity(R) Variable Insurance Products Fund (Fidelity VIP);
             Fidelity(R)VIP - Equity-Income Portfolio: Service Class 2
             (FidVIPEI2)
             Fidelity(R)VIP - Growth Portfolio: Service Class 2 (FidVIPGr2) Fidelity(R)VIP - High Income Portfolio: Service Class 2 (FidVIPHI2) Fidelity(R)VIP - Overseas Portfolio: Service Class 2 (FidVIPOv2) Fidelity(R)VIP - Value Portfolio: Service Class 2 (FidVIPVI2)
         Portfolios of the Fidelity(R) Variable Insurance Products Fund II (Fidelity VIP-II);
             Fidelity(R)VIP-II - Asset Manager Portfolio: Service Class 2 (FidVIPAM2)
             Fidelity(R)VIP-II - Asset Manager: Growth Portfolio: Service
             Class 2 (FidVIPAMGr2)
             Fidelity(R)VIP-II - Contrafund Portfolio: Service Class 2 (FidVIPCon2)
         Portfolios of the Fidelity(R) Variable Insurance Products Fund III (Fidelity VIP-III);
             Fidelity(R)VIP-III - Aggressive Growth Portfolio: Service Class 2 (FidVIPAgGr2)
             Fidelity(R)VIP-III - Balanced Portfolio: Service Class 2
             (FidVIPBal2)
             Fidelity(R)VIP-III - Dynamic Capital Appreciation Fund: Service Class 2 (FidVIPDyCap2)
             Fidelity(R)VIP-III - Growth & Income Portfolio: Service Class 2 (FidVIPGrIn2)
             Fidelity(R)VIP-III - Growth Opportunities Portfolio: Service
             Class 2 (FidVIPGrOp2)
             Fidelity(R)VIP-III - Mid Cap Portfolio: Service Class 2
             (FidVIPMCap2)

    At June 30, 2001, contract owners have invested in all of the above funds. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

    A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

    Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

(c) Security Valuation, Transactions and Related Investment Income

    The fair value of the underlying mutual funds is based on the closing net asset value per share at June 30, 2001. The cost of investments sold is determined on a specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

(d) Federal Income Taxes

    Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

    The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

    Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5 percent unless the annuitant elects otherwise, in which case the rate may vary from 3.5 percent to 7 percent, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(2) EXPENSES

    The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from a contract owner's contract value a contingent deferred sales charge, not to exceed 7% of the lesser of purchase payments or the amount surrendered, such charge declining 1% per year, to 0%, after the purchase payment has been held in the contract for 84 months. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

    The following contract charges are deducted by the Company:

    For Fidelity Advisor Generations Annuity contracts a mortality and expense risk charge assessed through the daily unit value calculation that ranges from an annual rate of .95% to a maximum of 2.70% if all permissible rider options are utilized. For this contract, the rider options include: (a) reduced purchase payment; (b) five year CDSC; (c) CDSC waiver; (d) death benefit; (e) guaranteed minimum income benefit and (f) purchase payment bonus ("Extra Value" or "EV").

    For Fidelity Advisor Annuity Select contracts a mortality risk, expense risk and administration charge assessed through the daily unit value calculation that ranges from an annual rate of 1.40% to a maximum of 1.50% if the death benefit option is utilized.

    For Fidelity Advisor Annuity Classic contracts a mortality risk, expense risk and administration charge assessed through the daily unit value calculation equal to an annual rate of 1.30%. Additionally, a contract maintenance charge of up to $30, dependent upon contract type and issue date, is satisfied by surrendering units.


                                                                     (CONTINUED)

                  NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


The following table provides mortality, expense and administration charges by asset fee rate for the period ended June 30, 2001:

                                 TOTAL           FidVIPEI         FidVIPGr       FidVIPHI      FidVIPMMkt
                                 -----           --------         --------       --------      ----------
0.95%  ..............         $ 1,475,063             --               --             --         47,997
1.00%  ..............           1,312,903             --               --             --         50,418
1.05%  ..............             275,967             --               --             --         12,168
1.10%  ..............              87,016             --               --             --          1,644
1.15%  ..............              26,212             --               --             --             26
1.20%  ..............              19,843             --               --             --          1,278
1.25%  ..............              12,556             --               --             --            173
1.30%  ..............             701,747         28,454           84,535         31,475         24,507
1.35%  ..............               1,435             --               --             --              2
1.40%  ..............           7,364,682        414,954          879,400        488,319        314,553
1.45%  ..............             198,258         16,241           47,025          9,431          7,976
1.50%  ..............              63,328          6,576            8,596          3,762          3,406
1.55%  ..............               1,333             --               --             --             --
1.60%  ..............               2,324             --               --             --             --
1.65%  ..............               2,353             --               --             --              6
1.70%  ..............               1,440             --               --             --             --
1.75%  ..............                 295             --               --             --             --
1.80%  ..............                  74             --               --             --             --
1.85%  ..............                  49             --               --             --             --
1.95%  ..............                  45             --               --             --             --
2.05%  ..............                  11             --               --             --             --
0.95%  EV ............            188,044             --               --             --         10,141
1.00%  EV ............            321,266             --               --             --          7,513
1.05%  EV ............             25,286             --               --             --          3,923
1.10%  EV ............             60,390             --               --             --          1,708
1.15%  EV ............             43,910             --               --             --          4,526
1.20%  EV ............             11,887             --               --             --          1,147
1.25%  EV ............             10,633             --               --             --          1,778
1.30%  EV ............              5,351             --               --             --          3,293
1.35%  EV ............                642             --               --             --             --
1.40%  EV ............                397             --               --             --             18
1.45%  EV ............              1,962             --               --             --            137
1.50%  EV ............                547             --               --             --             --
1.55%  EV ............                287             --               --             --             --
1.60%  EV ............                 71             --               --             --             --
1.65%  EV ............                 53             --               --             --             --
                              -----------        -------        ---------        -------        -------
  Total   ............        $12,217,660        466,225        1,019,556        532,987        498,338
                              ===========        =======        =========        =======        =======

                                FidVIPOv        FIDVIPAM        FidVIPAMGr     FidVIPCon     FidVIPI500
                                --------        --------        ----------     ---------     ----------
0.95% .................       $       --              --               --             --        220,967
1.00% .................               --              --               --             --        140,229
1.05% .................               --              --               --             --         26,939

Continued                       FidVIPOv        FidVIPAM       FidVIPAMGr      FidVIPCon      FidVIPI500
                                --------        --------       ----------      ---------      ----------
1.10%  ................               --              --               --             --         11,158
1.15%  ................               --              --               --             --          1,767
1.20%  ................               --              --               --             --          4,365
1.25%  ................               --              --               --             --          1,442
1.30%  ................           43,391           5,832            5,069         64,061         50,670
1.35%  ................               --              --               --             --            253
1.40%  ................          447,559         101,299           75,788        696,293        498,842
1.45%  ................            6,307           4,487            2,036         23,573         19,826
1.50%  ................            2,094           1,403              781          4,048          8,120
1.55%  ................               --              --               --             --            287
1.60%  ................               --              --               --             --            107
1.65%  ................               --              --               --             --            542
1.70%  ................               --              --               --             --            328
1.75%  ................               --              --               --             --             --
1.80%  ................               --              --               --             --             15
1.85%  ................               --              --               --             --             21
1.95%  ................               --              --               --             --             --
2.05%  ................               --              --               --             --             --
0.95%  EV .............               --              --               --             --         27,763
1.00%  EV .............               --              --               --             --         28,582
1.05%  EV .............               --              --               --             --            819
1.10%  EV .............               --              --               --             --          3,210
1.15%  EV .............               --              --               --             --          1,914
1.20%  EV .............               --              --               --             --          2,067
1.25%  EV .............               --              --               --             --            695
1.30%  EV .............               --              --               --             --            340
1.35%  EV .............               --              --               --             --             61
1.40%  EV .............               --              --               --             --             89
1.45%  EV .............               --              --               --             --             25
1.50%  EV .............               --              --               --             --             --
1.55%  EV .............               --              --               --             --             65
1.60%  EV .............               --              --               --             --             --
1.65%  EV .............               --              --               --             --             11
                                --------         -------           ------        -------      ---------
  Total  ..............         $499,351         113,021           83,674        787,975      1,051,519
                                ========         =======           ======        =======      =========

                               FidVIPGBd       FidVIPBal       FidVIPGrIn     FidVIPGrOp    FidVIPMCap
                               ---------       ---------       ----------     ----------    ----------
0.95% .................         $ 70,923              --               --             --            --
1.00% .................           52,986              --               --             --            --
1.05% .................           22,999              --               --             --            --
1.10% .................            7,176              --               --             --            --
1.15% .................            1,673              --               --             --            --
1.20% .................              623              --               --             --            --
1.25% .................              967              --               --             --            --
1.30% .................           16,475          66,619           28,315        231,822        19,135
1.35% .................              155              --               --             --            --
1.40% .................          275,839         646,023          352,189      2,164,506            --
1.45% .................            5,106           4,908           14,527         21,791            --

                                                                     (CONTINUED)

                  NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


Continued                      FidVIPGBd       FidVIPBal        FidVIPGrIn     FidVIPGrOp    FidVIPMCap
                               ---------       ---------        ----------     ----------    ----------
1.50%  ................            2,668           2,098            4,047         10,616            --
1.55%  ................               36              --               --             --            --
1.60%  ................                7              --               --             --            --
1.65%  ................               --              --               --             --            --
1.70%  ................               --              --               --             --            --
1.75%  ................                1              --               --             --            --
1.80%  ................               --              --               --             --            --
1.85%  ................                1              --               --             --            --
1.95%  ................               --              --               --             --            --
2.05%  ................               --              --               --             --            --
0.95%  EV .............            5,582              --               --             --            --
1.00%  EV .............            8,013              --               --             --            --
1.05%  EV .............            1,653              --               --             --            --
1.10%  EV .............            1,290              --               --             --            --
1.15%  EV .............              705              --               --             --            --
1.20%  EV .............              926              --               --             --            --
1.25%  EV .............              256              --               --             --            --
1.30%  EV .............              134              --               --             --            --
1.35%  EV .............               25              --               --             --            --
1.40%  EV .............               97              --               --             --            --
1.45%  EV .............               --              --               --             --            --
1.50%  EV .............                1              --               --             --            --
1.55%  EV .............               --              --               --             --            --
1.60%  EV .............               --              --               --             --            --
1.65%  EV .............               --              --               --             --            --
                                --------         -------          -------      ---------        ------
  Total ...............         $476,317         719,648          399,078      2,428,735        19,135
                                ========         =======          =======      =========        ======

                               FidVIPEIS       FidVIPGrS        FidVIPHIS      FidVIPOvS   FidVIPValueS
                               ---------       ---------        ---------      ---------   ------------
0.95% .................         $106,293         217,976           76,548         51,935             2
1.00% .................           93,321         212,369           54,153         41,035            --
1.05% .................           22,833          41,001           13,350          9,439            --
1.10% .................            2,141           4,176            1,052          1,206             4
1.15% .................              363           4,280              579            231            --
1.20% .................              299           1,052              220            320            --
1.25% .................              160             788              142            248            --
1.30% .................               63             203               --             19            --
1.35% .................               --              38               --             --            --
1.40% .................              394             917               56            243            --
1.45% .................            2,412             829            1,292            522            --
1.50% .................               38             470              172             31            --
1.55% .................               --              --               --             --            --
1.60% .................               --             706               --            616            --
1.65% .................               --              96               --             --            --
1.70% .................               --              --               --             --            --
1.75% .................               --              --               --             --            --

Continued                       FidVIPEIS       FidVIPGrS       FidVIPHIS      FidVIPOvS   FidVIPValueS
                                ---------       ---------       ---------      ---------   ------------
1.80%  ................               --              --               --             --            --
1.85%  ................               --              --               --             --            --
1.95%  ................               --              --               --             --            --
2.05%  ................               --              --               --             --            --
0.95%  EV .............            1,486           2,780            1,683          1,889            14
1.00%  EV .............              616          10,148            1,243          4,292            --
1.05%  EV .............               27              45               18             43            --
1.10%  EV .............               --             261               --            191            --
1.15%  EV .............               --             422               --            418            --
1.20%  EV .............               --             106               --             --            --
1.25%  EV .............               --              97               --             --            --
1.30%  EV .............               --             161               --            165            --
1.35%  EV .............               --              --               --             --            --
1.40%  EV .............               --              --               --             --            --
1.45%  EV .............               --              --               --             --            --
1.50%  EV .............               --              --               --             --            --
1.55%  EV .............               --              --               --             --            --
1.60%  EV .............               --              --               --             --            --
1.65%  EV .............               --              --               --             --            --
                                --------         -------          -------        -------            --
  Total ...............         $230,446         498,921          150,508        112,843            20
                                ========         =======          =======        =======            ==

                               FidVIPAMS     FidVIPAMGrS       FidVIPConS    FidVIPAggGrs   FidVIPBalS
                               ---------     -----------       ----------    ------------   ----------
0.95%  ...............           $25,638          15,919          126,745             50        54,267
1.00%  ...............            22,743          17,481          122,003            290        52,888
1.05%  ...............             6,738           5,030           27,515            574        10,194
1.10%  ...............                --             253            1,690             --         1,593
1.15%  ...............                 5              --            3,058             --           395
1.20%  ...............               144             220              705             --            59
1.25%  ...............               183              10              431             --            96
1.30%  ...............                --              22               97             --            --
1.35%  ...............                --              --               34             --            --
1.40%  ...............                --             134              473             --           441
1.45%  ...............                --              --              479             --            21
1.50%  ...............                33              30              318             --           171
1.55%  ...............                --              --               --             --            --
1.60%  ...............                --              --              732             --            --
1.65%  ...............                --              --              113             --            --
1.70%  ...............                --              --               --             --            --
1.75%  ...............                --              --               --             --            --
1.80%  ...............                --              --               --             --            --
1.85%  ...............                --              --               21             --            --
1.95%  ...............                --              --               --             --            --
2.05%  ...............                --              --               --             --            --
0.95%  EV ............               218             317            1,925            109           497
1.00%  EV ............             1,440              --            6,529             --           623
1.05%  EV ............                --              --               39             --            --
1.10%  EV ............                --              --              297             --            --

                                                                     (Continued)

                  NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


Continued                      FidVIPAMS      FidVIPAMGrS       FidVIPConS   FidVIPAggGrs   FidVIPBalS
                               ---------      -----------       ----------   ------------   ----------
1.15%  EV .............               --              --               --             --            --
1.20%  EV .............               --              47               43             --            --
1.25%  EV .............               --              --               --             --            --
1.30%  EV .............               --              --               --             --            --
1.35%  EV .............               --              --               --             --            --
1.40%  EV .............               --              --               --             --            --
1.45%  EV .............               --              --               --             --            --
1.50%  EV .............               --              --               --             --            --
1.55%  EV .............               --              --               --             --            --
1.60%  EV .............               --              --               --             36            --
1.65%  EV .............               --              --               --             --            --
                                 -------          ------          -------          -----       -------
  Total ...............          $57,142          39,463          293,247          1,059       121,245
                                 =======          ======          =======          =====       =======

                             FidVIPDyCapS    FidVIPGrInS      FidVIPGrOpS    FidVIPMCapS     FidVIPEI2
                             ------------    -----------      -----------    -----------     ---------
0.95%  ................           $1,717         113,407          166,333         47,841        12,385
1.00%  ................              968         134,566          155,326         60,598         8,126
1.05%  ................               95          28,496           29,245         10,446         1,412
1.10%  ................               --           2,532            4,163          1,100         4,630
1.15%  ................               --           2,470            2,700            217           722
1.20%  ................               14             493              669            147           751
1.25%  ................               --             346              407            390           847
1.30%  ................               --              52               80             29            18
1.35%  ................               --              --               --             --            99
1.40%  ................               23             740            2,141             75           328
1.45%  ................               --           1,684            1,972            633           155
1.50%  ................               --              60              198            149           666
1.55%  ................               --              --               --             --            78
1.60%  ................               --              --               --             --            19
1.65%  ................               --              --               --             --           299
1.70%  ................               --              --               --             --            --
1.75%  ................               --              --               --             --            87
1.80%  ................               --              --               --             --            12
1.85%  ................               --              --               --             --             1
1.95%  ................               --              --               --             --            --
2.05%  ................               --              --               --             --            --
0.95%  EV .............               95           2,253            2,417          1,964         9,471
1.00%  EV .............              134           3,834            1,760          5,863        17,275
1.05%  EV .............               --              --               53             22         3,360
1.10%  EV .............               --              --              108            479         5,894
1.15%  EV .............               --              --              194            520         2,062
1.20%  EV .............               --              --               40             --           462
1.25%  EV .............               --              --               97            130         1,099
1.30%  EV .............               --              --               --            173            27
1.35%  EV .............               --              --               --             --            24
1.40%  EV .............               --              --               --             --             2

Continued                   FidVIPDyCapS     FidVIPGrInS       FidVIPGrOpS    FidVIPMCapS     FidVIPEI2
                            ------------     -----------       -----------    -----------     ---------
1.45% EV ..............               --              --               --             --            95
1.50% EV ..............               --              --               --             --            --
1.55% EV ..............               --              --               --             --             2
1.60% EV ..............               --              --               --             35            --
1.65% EV ..............               --              --               --             --             8
                                  ------         -------          -------        -------        ------
  Total ...............           $3,046         290,933          367,903        130,811        70,416
                                  ======         =======          =======        =======        ======

                               FidVIPGr2       FidVIPHI2        FidVIPOv2    FidVIPValue2    FidVIPAM2
                               ---------       ---------        ---------    ------------    ---------
0.95%    ..............          $36,646           6,241            7,661             --         2,510
1.00%    ..............           23,557           5,256            6,730             --         3,015
1.05%    ..............            2,287             533              534             --            26
1.10%    ..............           11,657           3,791            2,968              2         2,939
1.15%    ..............            2,362             672              212             26           456
1.20%    ..............            1,808             817              625             --           598
1.25%    ..............            1,551             149              178             --           132
1.30%    ..............               80              40               45             --            42
1.35%    ..............              297              11               31             --            14
1.40%    ..............              838             135              159             --           104
1.45%    ..............            1,322              34               43             --           419
1.50%    ..............              307             322              260             --           221
1.55%    ..............              310              14               48             --            --
1.60%    ..............               53              10               --             --            --
1.65%    ..............              506             234              107             --            --
1.70%    ..............              372              --               71             --            --
1.75%    ..............               86               4                2             --            48
1.80%    ..............               18              --                3             --            --
1.85%    ..............                1               1                1             --            --
1.95%    ..............               12              --                4             --            --
2.05%    ..............               --              --               --             --            11
0.95%  EV .............           27,066           5,139           10,840             --         4,833
1.00%  EV .............           49,148           9,278           18,313             --         5,784
1.05%  EV .............            4,170           1,310            1,271             --           855
1.10%  EV .............           12,768           2,302            2,846              1         1,477
1.15%  EV .............            8,207           1,636            2,102             --         1,393
1.20%  EV .............            1,683             376              509             --            66
1.25%  EV .............            1,922             206              297             --           475
1.30%  EV .............              277              --              135             --            --
1.35%  EV .............              115              12              108             --            --
1.40%  EV .............                2               2               --             --            91
1.45%  EV .............              350             136              189             --            --
1.50%  EV .............              363              --               --             --           183
1.55%  EV .............               67              --                1             --            --
1.60%  EV .............               --              --               --             --            --
1.65%  EV .............               --               5                3             --            --
                                --------          ------           ------             --        ------
  Total   .............         $190,208          38,666           56,296             29        25,692
                                ========          ======           ======             ==        ======


                                                                     (Continued)

                  NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


                             FidVIPAMGr2      FidVIPCon2      FidVIPAggGr2    FidVIPBal2   FidVIPDyCap2
                             -----------      ----------      ------------    ----------   ------------
0.95%  ................          $ 4,282          17,246              371          4,753         1,231
1.00%  ................              699          14,960               64          5,385           931
1.05%  ................              508           1,132               --            350           129
1.10%  ................            1,412           4,661              137          1,034           336
1.15%  ................              124             803                6            404            50
1.20%  ................              294           1,384               14            325           126
1.25%  ................               42             869               14            604            --
1.30%  ................               --             127               12             25            --
1.35%  ................               18              96               20            105            --
1.40%  ................               49             473               11            177            95
1.45%  ................              212             560                1             77            62
1.50%  ................              234             180               --            439           179
1.55%  ................               --             246               --              1             7
1.60%  ................               --              37               --             15             8
1.65%  ................               16             205               --             32            10
1.70%  ................               --             185               --            144            --
1.75%  ................               --               2               --              5            25
1.80%  ................               --               7               --             12            --
1.85%  ................               --              --               --             --             1
1.95%  ................               --              14               --             --            --
2.05%  ................               --              --               --             --            --
0.95%  EV .............            3,302          14,052              328          5,428         2,089
1.00%  EV .............            9,813          28,740              300         14,755         4,352
1.05%  EV .............              680           2,375               --            221           549
1.10%  EV .............            1,143           4,693              222          2,720           589
1.15%  EV .............            1,811           6,144               13          1,867           337
1.20%  EV .............               66           1,056              160            157           422
1.25%  EV .............              161             808                6             78           441
1.30%  EV .............                6             214               --             20           112
1.35%  EV .............               --              58               --              3            --
1.40%  EV .............               --               2               --             92            --
1.45%  EV .............               --             105               --            307            --
1.50%  EV .............               --              --               --             --            --
1.55%  EV .............               --               4               --              4            --
1.60%  EV .............               --              --               --             --            --
1.65%  EV .............               --               5                3             --            --
                                 -------         -------            -----         ------        ------
  Total ...............          $24,872         101,443            1,682         39,539        12,081
                                 =======         =======            =====         ======        ======

                             FidVIPGrIn2     FidVIPGrOp2      FidVIPMCap2
                             -----------     -----------      -----------
0.95% .................          $11,400          11,504           14,275
1.00% .................           11,077          11,160           10,569
1.05% .................              883             506              605
1.10% .................            4,296           4,109            5,156
1.15% .................              827             817              967
1.20% .................              850             678              965

Continued                    FidVIPGrIn2     FidVIPGrOp2      FidVIPMCap2
                             -----------     -----------      -----------
1.25% .................            1,193             464              730
1.30%  ................              117             174              142
1.35%  ................              150              17               95
1.40%  ................              280              76              756
1.45%  ................              404             345            1,546
1.50%  ................              145             181              309
1.55%  ................                6              --              300
1.60%  ................               --               7                7
1.65%  ................               --              33              154
1.70%  ................               --              --              340
1.75%  ................                1               3               31
1.80%  ................               --              --                7
1.85%  ................               --              --                1
1.95%  ................               --               4               11
2.05%  ................               --              --               --
0.95%  EV .............           13,600          11,229           19,534
1.00%  EV .............           31,053          16,536           35,329
1.05%  EV .............            1,165             676            2,012
1.10%  EV .............            6,290           4,087            7,814
1.15%  EV .............            2,824           2,575            4,240
1.20%  EV .............              638             348            1,568
1.25%  EV .............              615             547              925
1.30%  EV .............               23              --              271
1.35%  EV .............               81               7              148
1.40%  EV .............               --              --                2
1.45%  EV .............              521              --               97
1.50%  EV .............               --              --               --
1.55%  EV .............               71              --               73
1.60%  EV .............               --              --               --
1.65%  EV .............                8               5                5
                                 -------          ------          -------
Total .................          $88,518          66,088          108,984
                                 =======          ======          =======

(3)  RELATED PARTY TRANSACTIONS

    The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

                                                                     (Continued)

                  NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


(4)  FINANCIAL HIGHLIGHTS

     The following is a summary of units outstanding, unit fair values and contract owners' equity for variable annuity contracts as of the end of the period indicated, and the expense ratios and total return for each of the years in the five year period ended June 30, 2001.

                                           Asset                      Unit          Contract                   Total
                                           Charge       Units      Fair Value    Owners' Equity   Expenses*   Return**
                                           ------     ---------    ----------    --------------   ---------   --------
Variable Insurance Products Fund -
Equity-Income Portfolio: Initial Class

2001 ....................................   1.30%       303,404     14.932651    $   4,530,624      1.27%      -1.55%
                                            1.40%     4,121,106     14.865640       61,262,882      1.41%      -1.60%
                                            1.45%       169,336     12.523538        2,120,682      1.45%      -1.62%
                                            1.50%        70,049     12.500365          875,640      1.48%      -1.65%

2000 ....................................   1.30%       284,779     13.704856        3,902,855      1.26%      -3.30%
                                            1.40%     4,082,947     13.657129       55,761,334      1.40%      -3.35%
                                            1.45%       200,411     11.511236        2,306,978      1.43%      -3.37%
                                            1.50%        58,822     11.495743          676,203      1.46%      -3.40%

1999 ....................................   1.30%       304,219     15.121084        4,600,121      1.24%      11.97%
                                            1.40%     4,633,272     15.083732       69,887,033      1.32%      11.91%
                                            1.45%       199,078     12.720146        2,532,301      1.37%      11.89%
                                            1.50%        43,815     12.709487          556,866      1.41%      11.86%

1998 ....................................   1.30%       236,185     13.460145        3,179,084      1.24%       9.81%
                                            1.40%     4,495,129     13.440500       60,416,781      1.38%       9.76%
                                            1.45%       108,686     11.340149        1,232,516      1.41%       9.73%
                                            1.50%        40,275     11.336392          456,573      1.48%       9.70%

1997 ....................................   1.30%        76,644     11.210020          859,181      1.31%      12.10%   01/20/97
                                            1.40%     1,398,599     11.205019       15,671,329      1.38%      12.05%   01/20/97

Variable Insurance Products Fund -
Growth Portfolio: Initial Class

2001 ....................................   1.30%       712,191     17.121530       12,193,801      1.31%     -10.23%
                                            1.40%     6,752,712     17.044688      115,097,878      1.41%     -10.27%
                                            1.45%       411,212     14.691770        6,041,431      1.41%     -10.29%
                                            1.50%        75,926     14.664586        1,113,424      1.46%     -10.32%

2000 ....................................   1.30%       741,223     22.666277       16,800,766      1.30%       4.43%
                                            1.40%     7,482,805     22.587393      169,017,057      1.37%       4.38%
                                            1.45%       495,237     19.479185        9,646,813      1.35%       4.35%
                                            1.50%        77,124     19.452989        1,500,292      1.41%       4.32%

1999 ....................................   1.30%       302,059     18.189195        5,494,210      1.27%      13.68%
                                            1.40%     4,052,343     18.144289       73,526,883      1.33%      13.62%
                                            1.45%       210,785     15.655432        3,299,930      1.40%      13.59%
                                            1.50%        50,010     15.642316          782,272      1.50%      13.56%

1998 ....................................   1.30%       166,248     13.755061        2,286,751      1.28%      18.36%
                                            1.40%     2,625,437     13.734990       36,060,351      1.33%      18.30%
                                            1.45%        91,285     11.856959        1,082,362      1.44%      18.27%
                                            1.50%        18,670     11.853026          221,296      1.51%      18.24%

1997 ....................................   1.30%        54,207     10.784056          584,571      1.30%       7.84%   01/20/97
                                            1.40%       771,099     10.779237        8,311,859      1.36%       7.79%   01/20/97

Variable Insurance Products Fund -
High Income Portfolio: Initial Class

2001 ....................................   1.30%       498,746      8.445062        4,211,942      1.30%      -7.79%
                                            1.40%     6,591,214      8.405284       55,401,023      1.45%      -7.84%
                                            1.45%       159,259      7.164013        1,140,932      1.51%      -7.86%
                                            1.50%        63,256      7.150737          452,325      1.47%      -7.88%

2000 ....................................   1.30%       616,365     11.314644        6,973,951      1.31%      -5.46%
                                            1.40%     9,257,129     11.272741      104,353,218      1.42%      -5.51%
                                            1.45%       191,149      9.612869        1,837,490      1.45%      -5.53%
                                            1.50%        61,042      9.599915          585,998      1.51%      -5.56%

                                           Asset                      Unit          Contract                   Total
                                           Charge        Units      Fair Value   Owners' Equity   Expenses*   Return**
                                           ------      ----------   ----------   --------------   ---------   --------
1999 ....................................   1.30%         830,274     12.026393      9,985,201      1.24%       7.27%
                                            1.40%      11,536,469     11.994025    138,368,697      1.42%       7.21%
                                            1.45%         190,540     10.233139      1,949,822      1.38%       7.19%
                                            1.50%          53,679     10.224548        548,844      1.41%       7.16%

1998 ....................................   1.30%         899,482     12.362722     11,120,046      1.22%       4.12%
                                            1.40%      12,572,179     12.341957    155,165,292      1.35%       4.07%
                                            1.45%         101,247     10.535331      1,066,671      1.47%       4.04%
                                            1.50%          48,970     10.531831        515,744      1.50%       4.02%

1997 ....................................   1.30%         672,289     10.939795      7,354,704      1.28%       7.01%
                                            1.40%      10,240,233     10.932486    111,951,204      1.38%       6.95%

Variable Insurance Products Fund -
Money Market Portfolio: Initial Class

2001 ....................................   0.95%       1,007,989     11.657281     11,750,414      0.94%       2.09%
                                            1.00%         924,885     11.637221     10,763,086      0.96%       2.06%
                                            1.05%         214,066     11.617191      2,486,849      1.03%       2.04%
                                            1.10%          51,157     11.021613        563,829      1.07%       2.01%
                                            1.15%           1,304     11.009556         14,359      1.10%       1.98%
                                            1.20%          34,702     10.997507        381,640      1.26%       1.96%
                                            1.25%           7,087     10.985466         77,849      1.21%       1.93%
                                            1.30%         318,817     12.109731      3,860,786      1.35%       1.91%
                                            1.40%       4,160,305     12.052699     50,142,907      1.43%       1.86%
                                            1.45%          79,326     11.572543        918,006      1.41%       1.83%
                                            1.50%          40,062     11.551066        462,758      1.48%       1.80%
                                            1.65%             138     10.889381          1,505      1.69%       1.73%
                                            0.95% EV      124,700     12.059361      1,503,797      1.40%       1.87%
                                            1.00% EV      149,551     11.578955      1,731,647      1.45%       1.84%
                                            1.05% EV       48,882     11.557480        564,958      1.52%       1.82%
                                            1.10% EV       56,491     11.071520        625,439      1.55%       1.79%
                                            1.15% EV       68,617     11.057043        758,703      1.60%       1.77%
                                            1.20% EV       22,582     11.042577        249,360      1.71%       1.74%
                                            1.25% EV       19,782     11.028124        218,157      1.67%       1.71%
                                            1.30% EV       73,078     11.013683        804,862      1.76%       1.69%
                                            1.40% EV          823     10.984836          9,042      1.82%       1.64%
                                            1.45% EV        2,265     10.970428         24,844      1.95%       1.61%
                                            1.50% EV           23     10.956031            256      1.97%       1.59%

2000 ....................................   0.95%         509,920     11.110432      5,665,431      0.93%       2.48%
                                            1.00%         761,867     11.096891      8,454,355      1.02%       2.46%
                                            1.05%         196,041     11.083365      2,172,794      0.98%       2.43%
                                            1.10%           7,174     10.520450         75,474      1.11%       2.41%
                                            1.15%          57,242     10.514234        601,856      1.15%       2.38%
                                            1.30%         267,956     11.582415      3,103,578      1.25%       2.30%
                                            1.40%       3,546,155     11.539511     40,920,895      1.38%       2.25%
                                            1.45%          57,448     11.085399        636,834      1.40%       2.23%
                                            1.50%          58,047     11.070419        642,605      1.51%       2.20%
                                            1.55%           2,544     10.464537         26,622      1.46%       2.17%
                                            1.60%          29,927     10.458326        312,986      1.60%       2.15%

1999 ....................................   0.95%         793,705     10.609486      8,420,802      0.90%       1.94%
                                            1.00%         476,770     10.601915      5,054,675      0.99%       1.92%
                                            1.05%         249,391     10.594349      2,642,135      1.03%       1.89%
                                            1.20%           2,395     10.059661         24,093      1.20%       0.60%   05/03/99
                                            1.30%         429,488     11.099462      4,767,085      1.26%       1.76%
                                            1.40%       4,832,034     11.069578     53,488,577      1.34%       1.71%
                                            1.45%         105,040     10.639362      1,117,559      1.38%       1.69%
                                            1.50%          81,312     10.630386        864,378      1.48%       1.66%

                                                                     (Continued)

                  NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


                                           Asset                        Unit        Contract                   Total
                                           Charge        Units       Fair Value  Owners' Equity   Expenses*   Return**
                                           ------      ----------    ----------  --------------   ---------   --------
1998 ....................................   0.95%         250,341     10.184323      2,549,554      0.96%       1.84%   01/30/98
                                            1.00%         233,163     10.182196      2,374,111      0.94%       1.82%   01/30/98
                                            1.05%         125,968     10.180069      1,282,363      1.06%       1.80%   01/30/98
                                            1.30%         199,608     10.692446      2,134,298      1.30%       2.04%
                                            1.40%       3,493,170     10.674471     37,287,742      1.37%       1.99%
                                            1.45%          62,359     10.264819        640,104      1.41%       1.97%
                                            1.50%          15,109     10.261364        155,039      1.42%       1.94%

1997 ....................................   1.30%         172,020     10.264849      1,765,760      1.26%       1.99%
                                            1.40%       4,932,220     10.257985     50,594,639      1.40%       1.94%

Variable Insurance Products Fund -
Overseas Portfolio: Initial Class

2001 ....................................   1.30%         472,442     12.745995      6,021,737      1.31%     -12.03%
                                            1.40%       4,408,418     12.685976     55,925,087      1.40%     -12.08%
                                            1.45%          72,608     10.829843        786,335      1.39%     -12.10%
                                            1.50%          23,759     10.809797        256,826      1.53%     -12.12%

2000 ....................................   1.30%         558,100     17.115366      9,552,086      1.21%      -5.68%
                                            1.40%       5,529,948     17.052005     94,296,701      1.35%      -5.73%
                                            1.45%          82,645     14.564432      1,203,677      1.36%      -5.75%
                                            1.50%          20,926     14.544825        304,365      1.46%      -5.78%

1999 ....................................   1.30%         505,240     13.846299      6,995,704      1.23%       7.41%
                                            1.40%       5,175,053     13.809042     71,462,524      1.30%       7.36%
                                            1.45%          58,345     11.800541        688,502      1.36%       7.33%
                                            1.50%          10,320     11.790637        121,680      1.40%       7.31%

1998 ....................................   1.30%         547,596     13.344747      7,307,530      1.28%      15.21%
                                            1.40%       5,772,919     13.322329     76,908,726      1.32%      15.15%
                                            1.45%          36,584     11.390392        416,706      1.40%      15.12%
                                            1.50%           6,111     11.386618         69,584      1.42%      15.09%

1997 ....................................   1.30%         490,313     12.170141      5,967,178      1.26%      15.68%
                                            1.40%       5,001,146     12.162009     60,823,982      1.35%      15.62%

Variable Insurance Products Fund II -
Asset Manager Portfolio: Initial Class

2001 ....................................   1.30%          63,468     13.192941        837,327      1.27%      -4.19%
                                            1.40%       1,033,893     13.133743     13,578,891      1.35%      -4.24%
                                            1.45%          50,670     11.488308        582,112      1.50%      -4.26%
                                            1.50%          16,070     11.467036        184,273      1.52%      -4.29%

2000 ....................................   1.30%          63,717     14.327334        912,895      1.32%      -1.33%
                                            1.40%       1,196,405     14.277457     17,081,621      1.38%      -1.38%
                                            1.45%          56,928     12.495048        711,318      1.41%      -1.41%
                                            1.50%          16,109     12.478214        201,012      1.42%      -1.43%

1999 ....................................   1.30%          65,474     13.849416        906,776      1.32%       4.58%
                                            1.40%       1,187,880     13.815222     16,410,826      1.40%       4.53%
                                            1.45%          58,517     12.096659        707,860      1.39%       4.50%
                                            1.50%          16,189     12.086501        195,668      1.42%       4.47%

1998 ....................................   1.30%          50,292     12.662471        636,821      1.26%       8.58%
                                            1.40%         970,675     12.644003     12,273,218      1.33%       8.52%
                                            1.45%          23,425     11.076752        259,473      1.46%       8.50%
                                            1.50%           8,629     11.073070         95,550      1.52%       8.47%

1997 ....................................   1.30%          14,783     10.820054        159,953      1.31%       8.20%   01/20/97
                                            1.40%         392,766     10.815229      4,247,854      1.40%       8.15%   01/20/97

Variable Insurance Products Fund II -
Asset Manager: Growth Portfolio: Initial
Class

2001 ....................................   1.30%          59,288     12.771348        757,184      1.27%      -6.31%
                                            1.40%         793,306     12.714044     10,086,128      1.34%      -6.36%
                                            1.45%          24,982     10.883911        271,897      1.44%      -6.38%
                                            1.50%           9,392     10.863754        102,035      1.53%      -6.40%

                                           Asset                       Unit         Contract                   Total
                                           Charge        Units       Fair Value  Owners' Equity   Expenses*   Return**
                                           ------      ----------    ----------  --------------   ---------   --------
2000 ....................................   1.30%          56,720     15.472307        877,589      1.21%      -1.93%
                                            1.40%         922,559     15.418459     14,224,438      1.35%      -1.98%
                                            1.45%          20,909     13.205720        276,118      1.45%      -2.01%
                                            1.50%           9,559     13.187925        126,063      1.41%      -2.03%

1999 ....................................   1.30%          63,058     14.819076        934,462      1.24%       6.85%
                                            1.40%         948,705     14.782497     14,024,228      1.34%       6.80%
                                            1.45%          30,202     12.667454        382,582      1.36%       6.77%
                                            1.50%           9,178     12.656811        116,164      1.46%       6.74%

1998 ....................................   1.30%          56,683     13.198490        748,130      1.31%      10.43%
                                            1.40%         810,650     13.179249     10,683,758      1.40%      10.38%
                                            1.45%          19,012     11.299318        214,822      1.41%      10.35%
                                            1.50%           2,355     11.295551         26,601      1.47%      10.32%

1997 ....................................   1.30%          21,407     10.979227        235,032      1.28%       9.79%   01/20/97
                                            1.40%         403,540     10.974324      4,428,578      1.36%       9.74%   01/20/97

Variable Insurance Products Fund II -
Contrafund Portfolio: Initial Class

2001 ....................................   1.30%         617,957     15.238911      9,416,991      1.24%     -10.52%
                                            1.40%       6,101,741     15.170527     92,566,621      1.37%     -10.57%
                                            1.45%         237,551     12.845134      3,051,371      1.41%     -10.59%
                                            1.50%          40,183     12.821361        515,200      1.56%     -10.61%

2000 ....................................   1.30%         659,696     18.116482     11,951,371      1.22%      -1.95%
                                            1.40%       7,033,401     18.053403    126,976,823      1.37%      -2.00%
                                            1.45%         263,929     15.293849      4,036,490      1.36%      -2.03%
                                            1.50%          43,214     15.273267        660,019      1.48%      -2.05%

1999 ....................................   1.30%         480,962     16.653548      8,009,724      1.31%      10.53%
                                            1.40%       5,833,675     16.612423     96,911,477      1.38%      10.48%
                                            1.45%         158,868     14.080287      2,236,907      1.38%      10.45%
                                            1.50%          30,813     14.068473        433,492      1.46%      10.42%

1998 ....................................   1.30%         365,326     13.620824      4,976,041      1.20%      15.98%
                                            1.40%       4,768,337     13.600953     64,853,927      1.38%      15.92%
                                            1.45%          80,115     11.533666        924,019      1.47%      15.89%
                                            1.50%          14,106     11.529833        162,639      1.45%      15.87%

1997 ....................................   1.30%         184,541     10.629947      1,961,661      1.25%       6.30%   01/20/97
                                            1.40%       2,313,907     10.625194     24,585,710      1.41%       6.25%   01/20/97

Variable Insurance Products Fund II -
Index 500 Portfolio: Initial Class

2001 ....................................   0.95%       3,736,405     12.164755     45,452,447      1.00%      -7.05%
                                            1.00%       2,223,259     12.143981     26,999,220      1.04%      -7.07%
                                            1.05%         398,025     12.123253      4,825,357      1.10%      -7.10%
                                            1.10%         388,865      9.030258      3,511,555      1.06%      -7.12%
                                            1.15%          37,963      9.020393        342,438      1.19%      -7.14%
                                            1.20%          78,964      9.010565        711,509      1.15%      -7.17%
                                            1.25%          31,797      9.000738        286,197      1.25%      -7.19%
                                            1.30%         484,397     15.650369      7,580,999      1.33%      -7.21%
                                            1.35%           6,505      8.981093         58,423      1.34%      -7.24%
                                            1.40%       4,366,560     15.580148     68,031,656      1.44%      -7.26%
                                            1.45%         194,850     12.859648      2,505,708      1.46%      -7.28%
                                            1.50%          82,890     12.835842      1,063,960      1.47%      -7.31%
                                            1.55%           7,159      8.941864         64,019      1.58%      -7.33%
                                            1.60%           1,476      8.932071         13,182      1.64%      -7.36%
                                            1.65%           8,931      8.922294         79,687      1.62%      -7.38%
                                            1.70%           4,714      8.912495         42,010      1.68%      -7.40%
                                            1.80%             204      8.892974          1,811      1.86%      -7.45%
                                            1.85%             253      8.883210          2,244      1.86%      -7.47%

                                                                     (Continued)

                  NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


                                           Asset                       Unit         Contract                   Total
                                           Charge        Units       Fair Value  Owners' Equity   Expenses*   Return**
                                           ------      ----------    ----------  --------------   ---------   --------
                                            0.95% EV      292,934     15.586047      4,565,679      1.40%      -7.29%
                                            1.00% EV      351,592     12.864520      4,523,063      1.45%      -7.31%
                                            1.05% EV        9,433     12.840739        121,133      1.44%      -7.34%
                                            1.10% EV      113,362      9.726009      1,102,564      1.55%      -7.36%
                                            1.15% EV       25,852      9.713908        251,123      1.58%      -7.38%
                                            1.20% EV       25,689      9.701822        249,226      1.64%      -7.41%
                                            1.25% EV       11,059      9.689750        107,160      1.70%      -7.43%
                                            1.30% EV          474      9.677679          4,585      1.78%      -7.45%
                                            1.35% EV        1,001      9.665614          9,677      1.75%      -7.48%
                                            1.40% EV        1,483      9.653568         14,317      1.84%      -7.50%
                                            1.50% EV           52      9.629490            502      1.91%      -7.55%
                                            1.55% EV          659      9.617461          6,342      1.96%      -7.57%
                                            1.65% EV        2,161      9.593453         20,729      2.08%      -7.62%

2000 ....................................   0.95%       3,643,195     14.414298     52,514,098      0.87%      -1.05%
                                            1.00%       2,101,626     14.396924     30,256,950      1.00%      -1.08%
                                            1.05%         411,539     14.379590      5,917,762      1.01%      -1.10%
                                            1.10%          46,762     10.716334        501,117      1.03%      -1.13%
                                            1.15%          20,791     10.710034        222,672      1.09%      -1.15%
                                            1.20%          31,162     10.703750        333,550      1.15%      -1.18%
                                            1.25%           3,214     10.697480         34,382      1.26%      -1.20%
                                            1.30%         493,555     18.610026      9,185,071      1.27%      -1.23%
                                            1.35%             721     10.684904          7,704      1.30%      -1.25%
                                            1.40%       4,723,833     18.545254     87,604,683      1.42%      -1.28%
                                            1.45%         326,755     15.314740      5,004,168      1.45%      -1.30%
                                            1.50%          75,928     15.294135      1,161,253      1.42%      -1.33%
                                            1.55%           5,138     10.659779         54,770      1.55%      -1.35%
                                            1.60%           7,967     10.653500         84,876      1.57%      -1.38%
                                            1.65%           1,625     10.647231         17,302      1.64%      -1.40%
                                            1.70%              82     10.640941            873      1.67%      -1.43%
                                            1.75%           3,446     10.634682         36,647      1.76%      -1.45%
                                            1.80%             262     10.628400          2,785      1.71%      -1.48%
                                            1.85%             253     10.622113          2,687      1.76%      -1.50%

1999 ....................................   0.95%       2,262,141     13.609671     30,786,994      0.92%      11.52%
                                            1.00%       1,170,862     13.600141     15,923,889      0.92%      11.49%
                                            1.05%         270,116     13.590628      3,671,046      0.95%      11.46%
                                            1.10%             296     10.133484          3,000      1.04%       1.33%   05/03/99
                                            1.20%             170     10.131851          1,722      1.16%       1.32%   05/03/99
                                            1.30%         358,072     17.633552      6,314,081      1.30%      11.32%
                                            1.40%       4,046,895     17.590016     71,184,948      1.38%      11.27%
                                            1.45%         147,405     14.533276      2,142,278      1.38%      11.24%
                                            1.50%          51,636     14.521105        749,812      1.43%      11.21%

1998 ....................................   0.95%         192,561     11.221191      2,160,764      0.86%      12.21%   02/09/98
                                            1.00%         206,694     11.218998      2,318,899      0.97%      12.19%   02/09/98
                                            1.05%          35,534     11.216809        398,578      1.01%      12.17%   02/09/98
                                            1.30%         207,915     14.590374      3,033,558      1.30%      16.66%
                                            1.40%       2,984,708     14.569100     43,484,509      1.39%      16.61%
                                            1.45%          63,734     12.043425        767,575      1.47%      16.58%
                                            1.50%          14,193     12.039434        170,876      1.49%      16.55%

1997 ....................................   1.30%          64,871     11.403639        739,766      1.30%      14.04%   01/20/97
                                            1.40%       1,149,139     11.398546     13,098,513      1.40%      13.99%   01/20/97

Variable Insurance Products Fund II -
Investment Grade Bond Portfolio: Initial
Class

2001 ....................................   0.95%       1,305,735     11.901753     15,540,536      0.98%       3.10%
                                            1.00%         912,917     11.881415     10,846,745      1.00%       3.08%
                                            1.05%         365,862     11.861146      4,339,547      1.04%       3.05%
                                            1.10%         164,972     11.122131      1,834,846      1.12%       3.02%

                                           Asset                       Unit         Contract                   Total
                                           Charge        Units       Fair Value  Owners' Equity   Expenses*   Return**
                                           ------      ----------    ----------  --------------   ---------   --------
                                            1.15%          32,793     11.110019        364,326      1.18%       3.00%
                                            1.20%           9,679     11.097902        107,415      1.16%       2.97%
                                            1.25%          17,101     11.085809        189,577      1.27%       2.95%
                                            1.30%         205,358     12.838607      2,636,506      1.25%       2.92%
                                            1.35%           3,876     11.061617         42,873      1.37%       2.89%
                                            1.40%       3,173,137     12.778163     40,546,862      1.35%       2.87%
                                            1.45%          58,462     11.964821        699,485      1.43%       2.84%
                                            1.50%          29,879     11.942680        356,834      1.47%       2.82%
                                            1.55%           1,994     11.013305         21,964      1.58%       2.79%
                                            1.60%             269     11.001268          2,959      1.65%       2.76%
                                            1.75%             158     10.965148          1,728      1.78%       2.69%
                                            1.85%              41     10.941108            445      1.86%       2.63%
                                            0.95% EV      119,697     12.783237      1,530,120      1.36%       2.90%
                                            1.00% EV      124,475     11.969594      1,489,912      1.40%       2.87%
                                            1.05% EV       33,831     11.947465        404,199      1.49%       2.84%
                                            1.10% EV       47,995     10.951447        525,611      1.52%       2.82%
                                            1.15% EV       12,561     10.937817        137,394      1.55%       2.79%
                                            1.20% EV       11,512     10.924224        125,762      1.64%       2.77%
                                            1.25% EV        6,529     10.910629         71,241      1.67%       2.74%
                                            1.30% EV        2,517     10.897030         27,428      1.80%       2.71%
                                            1.35% EV          291     10.883444          3,167      1.75%       2.69%
                                            1.40% EV        1,422     10.869882         15,459      1.79%       2.66%
                                            1.45% EV           66     10.856329            714      1.93%       2.63%
                                            1.50% EV           59     10.842793            639      2.01%       2.61%

2000 ....................................   0.95%       1,172,784     10.824651     12,694,977      0.95%       3.31%
                                            1.00%         755,921     10.811592      8,172,709      0.98%       3.28%
                                            1.05%         353,832     10.798568      3,820,879      1.01%       3.26%
                                            1.10%          52,056     10.130859        527,372      1.01%       3.23%
                                            1.15%          11,600     10.124921        117,449      1.15%       3.20%
                                            1.20%           1,208     10.118978         12,224      1.10%       3.18%
                                            1.25%           6,312     10.113042         63,834      1.15%       3.15%
                                            1.30%         234,041     11.717942      2,742,479      1.27%       3.13%
                                            1.40%       2,973,300     11.674542     34,711,916      1.34%       3.07%
                                            1.45%          62,002     10.936979        678,115      1.37%       3.05%
                                            1.50%          21,150     10.922252        231,006      1.44%       3.02%
                                            1.55%             952     10.077384          9,594      1.54%       3.00%
                                            1.70%              35     10.059584            352      1.71%       2.92%
                                            1.80%             107     10.047705          1,075      1.81%       2.87%

1999 ....................................   0.95%         725,647     10.459393      7,589,827      0.86%      -2.16%
                                            1.00%         668,728     10.452067      6,989,590      0.93%      -2.19%
                                            1.05%         242,137     10.444749      2,529,060      1.06%      -2.21%
                                            1.10%             523      9.803885          5,127      1.10%      -1.96%   05/03/99
                                            1.30%         263,781     11.362745      2,997,277      1.28%      -2.34%
                                            1.40%       3,640,164     11.332154     41,250,899      1.33%      -2.39%
                                            1.45%          47,787     10.621621        507,576      1.44%      -2.41%
                                            1.50%          21,973     10.612709        233,193      1.46%      -2.43%

1998 ....................................   0.95%         126,704     10.253311      1,299,135      0.86%       2.53%   02/09/98
                                            1.00%          78,275     10.251312        802,421      1.01%       2.51%   02/09/98
                                            1.05%          32,822     10.249310        336,403      1.04%       2.49%   02/09/98
                                            1.30%         208,538     11.178360      2,331,112      1.29%       3.22%
                                            1.40%       2,728,028     11.159577     30,443,638      1.41%       3.17%
                                            1.45%           7,615     10.465169         79,693      1.42%       3.14%
                                            1.50%           4,780     10.461693         50,007      1.50%       3.12%

1997 ....................................   1.30%         168,913     10.276500      1,735,835      1.26%       2.14%
                                            1.40%       2,199,969     10.269623     22,592,853      1.37%       2.09%

                                                                     (Continued)

                  NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


                                           Asset                       Unit         Contract                   Total
                                           Charge        Units       Fair Value  Owners' Equity   Expenses*   Return**
                                           ------      ----------    ----------  --------------   ---------   --------
Variable Insurance Products Fund III -
Balanced Portfolio: Initial Class

2001 ....................................   1.30%         607,014     16.362070      9,932,005      1.31%      -1.79%
                                            1.40%       5,373,748     16.254925     87,349,867      1.45%      -1.84%
                                            1.45%          56,936     11.358206        646,688      1.48%      -1.86%
                                            1.50%          25,555     11.337170        289,720      1.50%      -1.89%

2000 ....................................   1.30%         725,851     17.511827     12,710,977      1.27%      -0.71%
                                            1.40%       6,606,379     17.414740    115,048,373      1.39%      -0.76%
                                            1.45%          86,933     12.174773      1,058,390      1.38%      -0.78%
                                            1.50%          24,165     12.158379        293,807      1.46%      -0.81%

1999 ....................................   1.30%         904,458     17.809048     16,107,536      1.23%       4.20%
                                            1.40%       8,379,315     17.728300    148,551,010      1.42%       4.14%
                                            1.45%          97,854     12.400285      1,213,418      1.44%       4.12%
                                            1.50%          11,752     12.389879        145,606      1.48%       4.09%

1998 ....................................   1.30%         925,967     16.403827     15,189,402      1.28%      11.44%
                                            1.40%       8,923,948     16.345991    145,870,774      1.30%      11.38%
                                            1.45%          43,959     11.439210        502,856      1.36%      11.35%
                                            1.50%           7,235     11.435411         82,735      1.50%      11.33%

1997 ....................................   1.30%         864,254     13.831602     11,954,018      1.29%      13.32%
                                            1.40%       8,303,280     13.796801    114,558,702      1.40%      13.26%

Variable Insurance Products Fund III -
Growth & Income Portfolio: Initial Class

2001 ....................................   1.30%         273,152     15.207753      4,154,024      1.33%      -6.18%
                                            1.40%       3,147,582     15.139511     47,652,852      1.44%      -6.23%
                                            1.45%         156,549     12.731119      1,993,039      1.47%      -6.25%
                                            1.50%          42,086     12.707559        534,808      1.56%      -6.27%

2000 ....................................   1.30%         282,480     16.550260      4,675,117      1.22%      -2.86%
                                            1.40%       3,603,843     16.492630     59,436,849      1.38%      -2.91%
                                            1.45%         154,837     13.876008      2,148,519      1.37%      -2.93%
                                            1.50%          39,742     13.857326        550,718      1.46%      -2.96%

1999 ....................................   1.30%         243,391     16.952354      4,126,050      1.22%       7.21%
                                            1.40%       3,820,953     16.910480     64,614,149      1.39%       7.15%
                                            1.45%         142,848     14.234796      2,033,412      1.35%       7.13%
                                            1.50%          26,693     14.222855        379,650      1.48%       7.10%

1998 ....................................   1.30%         140,659     14.359845      2,019,841      1.29%      16.16%
                                            1.40%       2,905,807     14.338891     41,666,050      1.38%      16.10%
                                            1.45%          72,615     12.076210        876,914      1.37%      16.07%
                                            1.50%           2,085     12.072205         25,171      1.50%      16.04%

1997 ....................................   1.30%          48,735     11.101975        541,055      1.29%      11.02%   01/20/97
                                            1.40%         990,501     11.097006     10,991,596      1.38%      10.97%   01/20/97

Variable Insurance Products Fund III -
Growth Opportunities Portfolio: Initial
Class

2001 ....................................   1.30%       1,799,630     18.396183     33,106,328      1.26%      -9.36%
                                            1.40%      15,390,191     18.275683    281,266,254      1.45%      -9.40%
                                            1.45%         281,564      9.708916      2,733,681      1.45%      -9.43%
                                            1.50%         140,657      9.690930      1,363,096      1.54%      -9.45%

2000 ....................................   1.30%       2,298,918     23.733020     54,560,267      1.27%      -4.27%
                                            1.40%      20,421,593     23.601408    481,978,348      1.39%      -4.32%
                                            1.45%         382,189     12.544540      4,794,385      1.44%      -4.35%
                                            1.50%         161,660     12.527641      2,025,218      1.51%      -4.37%

1999 ....................................   1.30%       3,110,099     25.485371     79,262,027      1.31%       5.79%
                                            1.40%      27,347,025     25.369806    693,788,719      1.36%       5.74%
                                            1.45%         437,613     13.491328      5,903,980      1.44%       5.71%
                                            1.50%         134,321     13.480007      1,810,648      1.42%       5.68%

                                           Asset                       Unit         Contract                   Total
                                           Charge        Units       Fair Value  Owners' Equity   Expenses*   Return**
                                           ------      ----------    ----------  --------------   ---------   --------
1998 ....................................   1.30%       3,135,387     21.663515     67,923,503      1.25%      10.61%
                                            1.40%      29,784,535     21.587137    642,962,838      1.36%      10.55%
                                            1.45%         214,492     11.485563      2,463,561      1.37%      10.52%
                                            1.50%         105,679     11.481747      1,213,379      1.49%      10.49%

1997 ....................................   1.30%       2,860,631     17.516051     50,106,958      1.31%      14.70%
                                            1.40%      25,862,796     17.471975    451,874,125      1.40%      14.65%

Variable Insurance Products Fund III -
Mid Cap Portfolio: Initial Class

2001 ....................................   1.30%         170,523     17.975623      3,065,260      1.36%      -6.73%

2000 ....................................   1.30%         108,936     17.958421      1,956,319      1.32%      22.98%

1999 ....................................   1.30%           3,835     11.269052         43,216      1.31%      12.69%   01/11/99

Variable Insurance Products Fund -
Equity-Income Portfolio: Service Class

2001 ....................................   0.95%       1,869,526     11.970638     22,379,414      0.90%      -1.46%
                                            1.00%       1,605,610     11.950219     19,187,392      0.96%      -1.48%
                                            1.05%         360,218     11.929839      4,297,347      1.09%      -1.51%
                                            1.10%          38,540      9.860015        380,006      1.11%      -1.53%
                                            1.15%           6,433      9.849270         63,362      1.14%      -1.55%
                                            1.20%           5,080      9.838541         49,978      1.23%      -1.58%
                                            1.25%           3,849      9.827822         37,825      1.22%      -1.60%
                                            1.30%             843      9.817092          8,278      1.32%      -1.63%
                                            1.40%           5,813      9.795658         56,945      1.43%      -1.68%
                                            1.45%          33,971      9.784962        332,401      1.49%      -1.70%
                                            1.50%             528      9.774250          5,161      1.52%      -1.73%
                                            0.95% EV       23,626     11.021561        260,393      1.43%      -1.66%
                                            1.00% EV        7,905     11.007895         87,013      1.40%      -1.68%
                                            1.05% EV          330     10.994222          3,627      1.54%      -1.71%

2000 ....................................   0.95%       1,912,943     10.958239     20,962,487      0.93%      -3.22%
                                            1.00%       1,496,237     10.945046     16,376,383      0.95%      -3.25%
                                            1.05%         391,872     10.931880      4,283,898      0.98%      -3.27%
                                            1.10%          36,548      9.039747        330,385      1.06%      -3.29%
                                            1.15%           6,003      9.034438         54,234      1.06%      -3.32%
                                            1.20%           4,442      9.029142         40,107      1.21%      -3.34%
                                            1.25%           1,741      9.023847         15,711      1.19%      -3.37%
                                            1.30%             706      9.018536          6,367      1.23%      -3.39%
                                            1.40%          11,719      9.007929        105,564      1.37%      -3.44%
                                            1.45%          41,383      9.002627        372,556      1.35%      -3.46%
                                            1.50%             899      8.997324          8,089      1.52%      -3.49%

1999 ....................................   0.95%       1,235,231     12.064899     14,902,937      0.93%      12.14%
                                            1.00%       1,034,926     12.056463     12,477,547      0.92%      12.11%
                                            1.05%         284,060     12.048043      3,422,367      1.03%      12.09%
                                            1.25%             257      9.965372          2,561      1.18%      -0.35%   05/03/99

1998 ....................................   0.95%         385,773     10.712556      4,132,615      0.92%       7.13%   02/09/98
                                            1.00%         381,213     10.710468      4,082,969      0.99%       7.10%   02/09/98
                                            1.05%         103,740     10.708377      1,110,887      0.95%       7.08%   02/09/98

Variable Insurance Products Fund -
Growth Portfolio: Service Class

2001 ....................................   0.95%       3,073,765     14.287230     43,915,593      0.91%     -10.09%
                                            1.00%       2,784,418     14.262851     39,713,743      1.02%     -10.12%
                                            1.05%         531,875     14.238496      7,573,104      1.09%     -10.14%
                                            1.10%          72,495      9.776436        708,744      1.14%     -10.16%
                                            1.15%          74,072      9.765775        723,373      1.21%     -10.19%
                                            1.20%          17,742      9.755134        173,073      1.19%     -10.21%
                                            1.25%          12,050      9.744480        117,423      1.22%     -10.23%
                                            1.30%           2,884      9.733841         28,068      1.33%     -10.25%
                                            1.35%             585      9.723201          5,687      1.38%     -10.28%

                                                                     (Continued)

                  NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


                                           Asset                       Unit         Contract                   Total
                                           Charge        Units       Fair Value  Owners' Equity   Expenses*   Return**
                                           ------      ----------    ----------  --------------   ---------   --------
                                            1.40%          12,624      9.712572        122,607      1.39%     -10.30%
                                            1.45%          11,589      9.701941        112,435      1.46%     -10.32%
                                            1.50%           6,484      9.691331         62,841      1.55%     -10.34%
                                            1.60%           8,906      9.670120         86,121      1.63%     -10.39%
                                            1.65%           1,183      9.659526         11,429      1.61%     -10.41%
                                            0.95% EV       51,553     10.260689        528,965      1.38%     -10.35%
                                            1.00% EV      132,301     10.247953      1,355,814      1.50%     -10.37%
                                            1.05% EV          577     10.235214          5,903      1.49%     -10.39%
                                            1.10% EV        3,364     10.222492         34,386      1.51%     -10.42%
                                            1.15% EV        5,034     10.209774         51,394      1.65%     -10.44%
                                            1.20% EV        1,232     10.197079         12,565      1.62%     -10.46%
                                            1.25% EV        1,097     10.184375         11,174      1.67%     -10.49%

2000 ....................................   0.95%       3,138,834     18.863256     59,208,629      0.95%       4.57%
                                            1.00%       2,947,905     18.840552     55,540,157      0.94%       4.54%
                                            1.05%         552,273     18.817857     10,392,594      0.98%       4.51%
                                            1.10%          67,297     12.927249        869,965      1.11%       4.49%
                                            1.15%          73,269     12.919667        946,611      1.17%       4.46%
                                            1.20%          17,043     12.912090        220,061      1.19%       4.44%
                                            1.25%          12,219     12.904511        157,680      1.17%       4.41%
                                            1.30%           2,904     12.896935         37,453      1.31%       4.38%
                                            1.35%             397     12.889357          5,117      1.26%       4.36%
                                            1.40%          44,025     12.881782        567,120      1.32%       4.33%
                                            1.45%         134,673     12.874202      1,733,807      1.37%       4.30%
                                            1.50%           5,226     12.866639         67,241      1.45%       4.28%
                                            1.55%           2,741     12.859065         35,247      1.49%       4.25%
                                            1.60%          15,394     12.851482        197,836      1.53%       4.22%
                                            1.65%           2,508     12.843917         32,213      1.64%       4.20%
                                            1.70%           1,158     12.836343         14,864      1.61%       4.17%
                                            1.75%           2,472     12.828774         31,713      1.74%       4.15%

1999 ....................................   0.95%       1,423,868     15.099868     21,500,219      0.87%      13.82%
                                            1.00%       1,340,368     15.089312     20,225,231      0.95%      13.80%
                                            1.05%         308,891     15.078763      4,657,694      0.97%      13.77%
                                            1.30%              50     10.360520            518      1.21%       3.61%   05/03/99

1998 ....................................   0.95%         318,686     11.387787      3,629,129      0.87%      13.88%   02/09/98
                                            1.00%         249,254     11.385567      2,837,898      0.98%      13.86%   02/09/98
                                            1.05%          95,951     11.383343      1,092,243      1.06%      13.83%   02/09/98

Variable Insurance Products Fund -
High Income Portfolio: Service Class

2001 ....................................   0.95%       2,034,754      6.986589     14,215,991      0.96%      -7.64%
                                            1.00%       1,345,348      6.974654      9,383,338      0.96%      -7.66%
                                            1.05%         311,503      6.962753      2,168,918      1.01%      -7.69%
                                            1.10%          24,587      6.860193        168,674      1.07%      -7.71%
                                            1.15%          12,218      6.852717         83,727      1.16%      -7.73%
                                            1.20%           5,006      6.845227         34,267      1.21%      -7.76%
                                            1.25%           3,157      6.837767         21,588      1.19%      -7.78%
                                            1.40%           1,144      6.815372          7,799      1.37%      -7.85%
                                            1.45%          23,904      6.807921        162,733      1.44%      -7.87%
                                            1.50%           3,398      6.800478         23,106      1.45%      -7.90%
                                            0.95% EV       29,829      7.396522        220,634      1.41%      -7.90%
                                            1.00% EV       20,816      7.387333        153,774      1.48%      -7.92%
                                            1.05% EV          312      7.378151          2,302      1.52%      -7.95%

2000 ....................................   0.95%       2,438,127      9.335271     22,760,576      0.91%      -5.40%
                                            1.00%       1,482,997      9.324015     13,827,486      0.95%      -5.42%
                                            1.05%         377,997      9.312786      3,520,205      1.07%      -5.45%
                                            1.10%          24,326      9.180249        223,319      1.07%      -5.47%
                                            1.15%          11,886      9.174859        109,052      1.17%      -5.50%

                                           Asset                       Unit         Contract                   Total
                                           Charge        Units       Fair Value  Owners' Equity   Expenses*   Return**
                                           ------      ----------    ----------  --------------   ---------   --------
                                            1.20%           4,160      9.169466         38,145      1.15%      -5.52%
                                            1.25%           3,176      9.164090         29,105      1.24%      -5.54%
                                            1.40%          22,031      9.147926        201,538      1.31%      -5.61%
                                            1.45%          43,984      9.142555        402,126      1.37%      -5.64%
                                            1.50%             970      9.137164          8,863      1.52%      -5.66%

1999 ....................................   0.95%       1,665,124      9.898262     16,481,834      0.95%       7.37%
                                            1.00%       1,112,395      9.891329     11,003,065      0.96%       7.35%
                                            1.05%         329,034      9.884417      3,252,309      0.97%       7.32%
                                            1.10%             527      9.748674          5,138      1.05%      -2.51%   05/03/99

1998 ....................................   0.95%         628,179     10.156340      6,380,000      0.94%       1.56%   02/09/98
                                            1.00%         418,172     10.154357      4,246,268      0.99%       1.54%   02/09/98
                                            1.05%          90,431     10.152377        918,090      1.02%       1.52%   02/09/98

Variable Insurance Products Fund -
Overseas Portfolio: Service Class

2001 ....................................   0.95%         939,370     10.539975      9,900,933      0.94%     -11.90%
                                            1.00%         699,696     10.521986      7,362,194      0.96%     -11.92%
                                            1.05%         148,428     10.504019      1,559,087      1.10%     -11.95%
                                            1.10%          22,263      9.229810        205,483      1.08%     -11.97%
                                            1.15%           4,033      9.219734         37,184      1.20%     -11.99%
                                            1.20%           5,356      9.209691         49,326      1.20%     -12.01%
                                            1.25%           3,903      9.199625         35,908      1.21%     -12.03%
                                            1.30%             309      9.189593          2,839      1.35%     -12.06%
                                            1.40%           3,319      9.169533         30,430      1.38%     -12.10%
                                            1.45%           7,433      9.159508         68,084      1.50%     -12.12%
                                            1.50%             387      9.149479          3,543      1.54%     -12.15%
                                            1.60%           7,861      9.129468         71,765      1.55%     -12.19%
                                            0.95% EV       50,028      9.820137        491,282      1.35%     -12.15%
                                            1.00% EV       55,541      9.807941        544,744      1.41%     -12.17%
                                            1.05% EV          568      9.795757          5,566      1.48%     -12.20%
                                            1.10% EV        2,344      9.783587         22,931      1.53%     -12.22%
                                            1.15% EV        4,982      9.771423         48,682      1.55%     -12.24%

2000 ....................................   0.95%       1,035,367     14.118645     14,617,979      0.87%      -5.49%
                                            1.00%         800,084     14.101657     11,282,510      1.01%      -5.51%
                                            1.05%         173,944     14.084666      2,449,943      1.02%      -5.54%
                                            1.10%          20,694     12.382327        256,240      1.00%      -5.56%
                                            1.15%           4,555     12.375048         56,368      1.07%      -5.59%
                                            1.20%           4,977     12.367813         61,555      1.20%      -5.61%
                                            1.25%           4,118     12.360542         50,901      1.17%      -5.63%
                                            1.30%             280     12.353286          3,459      1.31%      -5.66%
                                            1.40%          19,918     12.338777        245,764      1.33%      -5.70%
                                            1.45%          59,457     12.331528        733,196      1.37%      -5.73%
                                            1.50%           1,080     12.324264         13,310      1.48%      -5.75%
                                            1.55%           2,229     12.317017         27,455      1.46%      -5.78%
                                            1.60%          14,208     12.309770        174,897      1.53%      -5.80%
                                            1.75%           2,545     12.288006         31,273      1.77%      -5.87%

1999 ....................................   0.95%         423,523     11.386918      4,822,622      0.92%       7.56%
                                            1.00%         325,076     11.378960      3,699,027      0.96%       7.53%
                                            1.05%         117,479     11.370997      1,335,853      1.04%       7.51%

1998 ....................................   0.95%         125,292     10.945732      1,371,412      0.90%       9.46%   02/09/98
                                            1.00%         104,242     10.943599      1,140,783      0.98%       9.44%   02/09/98
                                            1.05%           9,848     10.941470        107,752      1.07%       9.41%   02/09/98

Variable Insurance Products Fund -
Value Portfolio: Service Class

2001 ....................................   0.95%           1,000      9.689265          9,692      0.98%      -3.11%   06/01/01
                                            1.00%           2,289      9.688887         22,177      1.03%      -3.11%   06/01/01
                                            1.10%           3,144      9.688135         30,458      1.11%      -3.12%   06/01/01
                                            0.95% EV        1,467      9.685847         14,209      1.39%      -3.14%   06/01/01

                                                                     (Continued)

                  NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


                                           Asset                       Unit         Contract                   Total
                                           Charge        Units       Fair Value  Owners' Equity   Expenses*   Return**
                                           ------      ----------    ----------  --------------   ---------   --------
Variable Insurance Products Fund II -
Asset Manager Portfolio: Service Class

2001 ....................................   0.95%         478,265     11.129668      5,322,935      1.00%      -4.04%
                                            1.00%         402,456     11.110661      4,471,557      0.94%      -4.06%
                                            1.05%         113,332     11.091685      1,257,039      1.01%      -4.09%
                                            1.20%           2,434      9.623745         23,422      1.15%      -4.16%
                                            1.25%           3,032      9.613230         29,151      1.20%      -4.18%
                                            1.50%             468      9.560833          4,470      1.56%      -4.30%
                                            0.95% EV        2,832      9.874029         27,967      1.36%      -4.27%
                                            1.00% EV       19,860      9.861756        195,854      1.42%      -4.29%

2000 ....................................   0.95%         450,012     12.055970      5,425,331      0.89%      -1.21%
                                            1.00%         410,953     12.041440      4,948,466      1.00%      -1.24%
                                            1.05%         123,186     12.026924      1,481,549      0.99%      -1.26%
                                            1.15%           4,745     10.457122         49,619      1.11%      -1.31%
                                            1.20%             592     10.450983          6,187      1.15%      -1.34%
                                            1.25%           2,846     10.444846         29,726      1.20%      -1.36%
                                            1.40%           1,775     10.426438         18,507      1.35%      -1.44%
                                            1.45%          20,843     10.420314        217,191      1.45%      -1.46%
                                            1.50%             468     10.414179          4,874      1.49%      -1.49%

1999 ....................................   0.95%         313,075     11.623059      3,638,889      0.89%       4.72%
                                            1.00%         276,633     11.614922      3,213,071      0.94%       4.70%
                                            1.05%          70,330     11.606789        816,305      0.98%       4.67%
                                            1.25%             253     10.100418          2,555      1.20%       1.00%   05/03/99

1998 ....................................   0.95%          63,907     10.597832        677,276      0.94%       5.98%   02/09/98
                                            1.00%          20,723     10.595763        219,576      0.99%       5.96%   02/09/98
                                            1.05%           6,866     10.593701         72,737      0.97%       5.94%   02/09/98

Variable Insurance Products Fund II -
Asset Manager: Growth Portfolio: Service
Class

2001 ....................................   0.95%         301,304     10.447813      3,147,971      0.96%      -6.18%
                                            1.00%         314,710     10.430006      3,282,426      0.95%      -6.20%
                                            1.05%          86,016     10.412187        895,615      1.01%      -6.22%
                                            1.10%           5,108      8.790529         44,903      1.15%      -6.25%
                                            1.20%           4,077      8.771376         35,758      1.17%      -6.29%
                                            1.25%             127      8.761800          1,110      1.25%      -6.32%
                                            1.30%             374      8.752235          3,273      1.28%      -6.34%
                                            1.40%           2,156      8.733118         18,828      1.45%      -6.39%
                                            1.50%             457      8.714028          3,987      1.48%      -6.44%
                                            0.95% EV        4,659      9.105692         42,425      1.37%      -6.42%
                                            1.20% EV          625      9.049226          5,655      1.66%      -6.54%

2000 ....................................   0.95%         304,500     12.634938      3,847,339      0.86%      -1.77%
                                            1.00%         344,998     12.619747      4,353,787      0.90%      -1.79%
                                            1.05%          99,614     12.604529      1,255,588      1.03%      -1.82%
                                            1.10%           5,439     10.646796         57,908      1.11%      -1.84%
                                            1.20%           2,260     10.634314         24,034      1.11%      -1.89%
                                            1.25%             390     10.628065          4,145      1.15%      -1.92%
                                            1.30%           1,409     10.621828         14,966      1.27%      -1.94%
                                            1.40%           5,454     10.609335         57,863      1.34%      -1.99%
                                            1.50%             457     10.596854          4,843      1.44%      -2.04%
                                            1.65%             680     10.578142          7,193      1.60%      -2.11%

1999 ....................................   0.95%         160,738     12.068956      1,939,940      0.88%       7.01%
                                            1.00%         210,408     12.060532      2,537,633      1.01%       6.98%
                                            1.05%          77,142     12.052088        929,723      1.00%       6.95%
                                            1.25%             254     10.182859          2,586      1.22%       1.83%   05/03/99

1998 ....................................   0.95%          39,797     10.718288        426,556      0.85%       7.18%   02/09/98
                                            1.00%          37,555     10.716196        402,447      0.97%       7.16%   02/09/98
                                            1.05%          19,520     10.714104        209,139      0.99%       7.14%   02/09/98

                                           Asset                       Unit         Contract                   Total
                                           Charge        Units       Fair Value  Owners' Equity   Expenses*   Return**
                                           ------      ----------    ----------  --------------   ---------   --------
Variable Insurance Products Fund II -
Contrafund Portfolio: Service Class

2001 ....................................   0.95%       2,004,807     12.762057     25,585,457      0.89%     -10.43%
                                            1.00%       1,798,993     12.740288     22,919,689      1.01%     -10.45%
                                            1.05%         395,106     12.718513      5,025,162      1.06%     -10.47%
                                            1.10%          31,646      9.351225        295,933      1.12%     -10.50%
                                            1.15%          55,661      9.341028        519,934      1.11%     -10.52%
                                            1.20%          12,017      9.330824        112,128      1.16%     -10.54%
                                            1.25%           7,963      9.320667         74,223      1.24%     -10.56%
                                            1.30%           1,296      9.310483         12,063      1.25%     -10.59%
                                            1.35%             552      9.300315          5,136      1.32%     -10.61%
                                            1.40%           7,212      9.290146         67,002      1.39%     -10.63%
                                            1.45%           6,974      9.279980         64,720      1.41%     -10.66%
                                            1.50%           4,504      9.269836         41,750      1.50%     -10.68%
                                            1.60%           9,702      9.249544         89,738      1.58%     -10.72%
                                            1.65%           1,283      9.239418         11,850      1.68%     -10.75%
                                            1.85%             253      9.198939          2,324      1.87%     -10.84%
                                            0.95% EV       21,633      9.934722        214,915      1.38%     -10.67%
                                            1.00% EV       87,566      9.922385        868,863      1.43%     -10.69%
                                            1.05% EV          521      9.910045          5,166      1.51%     -10.71%
                                            1.10% EV        3,758      9.897744         37,192      1.49%     -10.73%
                                            1.20% EV          515      9.873123          5,084      1.63%     -10.78%

2000 ....................................   0.95%       2,096,481     15.138411     31,737,391      0.95%      -1.82%
                                            1.00%       1,962,693     15.120188     29,676,287      0.92%      -1.85%
                                            1.05%         414,989     15.101952      6,267,144      1.06%      -1.87%
                                            1.10%          32,837     11.109227        364,794      1.00%      -1.90%
                                            1.15%          56,226     11.102710        624,261      1.09%      -1.92%
                                            1.20%          10,979     11.096181        121,825      1.13%      -1.95%
                                            1.25%           6,645     11.089687         73,691      1.23%      -1.97%
                                            1.30%           2,135     11.083160         23,663      1.25%      -2.00%
                                            1.35%             332     11.076650          3,677      1.26%      -2.02%
                                            1.40%          25,482     11.070132        282,089      1.42%      -2.04%
                                            1.45%         101,297     11.063616      1,120,711      1.36%      -2.07%
                                            1.50%           5,061     11.057108         55,960      1.42%      -2.09%
                                            1.55%           3,410     11.050589         37,683      1.53%      -2.12%
                                            1.60%          11,896     11.044088        131,380      1.54%      -2.14%
                                            1.65%           2,254     11.037577         24,879      1.65%      -2.17%
                                            1.85%             253     11.011537          2,786      1.82%      -2.27%

1999 ....................................   0.95%       1,077,865     13.875166     14,955,556      0.91%      10.65%
                                            1.00%         991,926     13.865467     13,753,517      0.90%      10.63%
                                            1.05%         226,704     13.855766      3,141,157      1.06%      10.60%
                                            1.20%              65     10.196019            663      1.18%       1.96%   05/03/99

1998 ....................................   0.95%         226,307     11.325336      2,563,003      0.89%      13.25%   02/09/98
                                            1.00%         206,411     11.323125      2,337,217      1.01%      13.23%   02/09/98
                                            1.05%          49,910     11.320916        565,027      0.97%      13.21%   02/09/98

Variable Insurance Products Fund III -
Aggressive Growth Portfolio: Service
Class

2001 ....................................   0.95%          28,461     10.568230        300,782      0.91%       5.68%   01/02/01
                                            1.00%           5,704     10.565624         60,265      0.96%       5.66%   01/02/01
                                            1.05%           2,795     10.563013         29,521      1.05%       5.63%   01/02/01
                                            0.95% EV       14,150     10.545609        149,216      1.41%       5.46%   01/02/01
                                            1.60% EV        1,111     10.511697         11,679      2.02%       5.12%   01/02/01

Variable Insurance Products Fund III -
Balanced Portfolio: Service Class

2001 ....................................   0.95%       1,013,890     10.930707     11,082,538      0.98%      -1.62%
                                            1.00%         949,109     10.912059     10,356,729      0.98%      -1.64%
                                            1.05%         172,887     10.893424      1,883,330      1.07%      -1.67%

                                                                     (Continued)

                  NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


                                           Asset                       Unit         Contract                   Total
                                           Charge        Units       Fair Value  Owners' Equity   Expenses*   Return**
                                           ------      ----------    ----------  --------------   ---------   --------
                                            1.10%          31,334      9.086470        284,715      1.13%      -1.69%
                                            1.15%           9,468      9.076561         85,936      1.16%      -1.72%
                                            1.20%           1,688      9.066660         15,308      1.25%      -1.74%
                                            1.25%           1,707      9.056770         15,459      1.21%      -1.77%
                                            1.40%           6,969      9.027131         62,913      1.45%      -1.84%
                                            1.45%             326      9.017255          2,942      1.41%      -1.87%
                                            1.50%           2,529      9.007397         22,780      1.54%      -1.89%
                                            0.95% EV        6,988      9.565591         66,844      1.43%      -1.85%
                                            1.00% EV        8,963      9.553705         85,630      1.48%      -1.87%

2000 ....................................   0.95%       1,108,752     11.659794     12,927,820      0.90%      -0.60%
                                            1.00%       1,000,026     11.645744     11,646,047      0.99%      -0.63%
                                            1.05%         192,451     11.631711      2,238,534      1.07%      -0.65%
                                            1.10%          28,058      9.707181        272,364      1.08%      -0.68%
                                            1.15%          10,689      9.701482        103,699      1.11%      -0.70%
                                            1.20%             651      9.695788          6,312      1.20%      -0.73%
                                            1.25%           1,506      9.690092         14,593      1.27%      -0.75%
                                            1.40%          14,202      9.673013        137,376      1.35%      -0.83%
                                            1.45%           6,097      9.667325         58,942      1.42%      -0.85%
                                            1.50%           2,529      9.661640         24,434      1.52%      -0.88%

1999 ....................................   0.95%         759,139     11.831723      8,981,922      0.90%       4.33%
                                            1.00%         655,703     11.823447      7,752,670      0.95%       4.30%
                                            1.05%         147,569     11.815171      1,743,553      1.01%       4.28%
                                            1.10%             149      9.865276          1,470      1.02%      -1.35%   05/03/99
                                            1.25%             255      9.862897          2,515      1.15%      -1.37%   05/03/99

1998 ....................................   0.95%         147,942     10.870876      1,608,259      0.93%       8.71%   02/09/98
                                            1.00%         100,665     10.868761      1,094,104      0.98%       8.69%   02/09/98
                                            1.05%          42,545     10.866638        462,321      0.98%       8.67%   02/09/98

Variable Insurance Products Fund III -
Dynamic Capital Appreciation Fund:
Service Class

2001 ....................................   0.95%          60,780      6.987387        424,692      0.90%     -19.96%
                                            1.00%          27,451      6.984766        191,737      1.04%     -19.98%
                                            1.05%          23,111      6.982149        161,363      1.09%     -20.00%
                                            1.20%             369      6.974289          2,571      1.20%     -20.06%
                                            1.40%             554      6.963812          3,856      1.45%     -20.14%
                                            0.95% EV        1,763      6.788243         11,965      1.35%     -20.21%
                                            1.00% EV        2,516      6.785630         17,072      1.44%     -20.23%

Variable Insurance Products Fund III -
Growth & Income Portfolio: Service Class

2001 ....................................   0.95%       1,920,124     11.991811     23,025,760      0.97%      -6.10%
                                            1.00%       2,152,036     11.971338     25,762,746      1.01%      -6.13%
                                            1.05%         449,971     11.950903      5,377,556      1.01%      -6.15%
                                            1.10%          50,013      8.991965        449,718      1.15%      -6.17%
                                            1.15%          46,884      8.982162        421,118      1.11%      -6.20%
                                            1.20%           8,389      8.972382         75,265      1.24%      -6.22%
                                            1.25%           5,737      8.962587         51,420      1.26%      -6.24%
                                            1.30%             914      8.952788          8,183      1.26%      -6.27%
                                            1.40%          11,190      8.933243         99,960      1.41%      -6.31%
                                            1.45%          25,842      8.923473        230,597      1.45%      -6.34%
                                            1.50%             799      8.913711          7,122      1.49%      -6.36%
                                            0.95% EV       33,315      9.640950        321,187      1.42%      -6.33%
                                            1.00% EV       54,592      9.628977        525,665      1.46%      -6.35%

2000 ....................................   0.95%       2,080,236     13.017658     27,079,801      0.93%      -2.76%
                                            1.00%       2,337,510     13.001962     30,392,216      0.98%      -2.79%
                                            1.05%         469,148     12.986306      6,092,499      1.06%      -2.81%
                                            1.10%          44,686      9.775941        436,848      1.04%      -2.83%

                                           Asset                       Unit         Contract                   Total
                                           Charge        Units       Fair Value  Owners' Equity   Expenses*   Return**
                                           ------      ----------    ----------  --------------   ---------   --------
                                            1.15%          47,501      9.770212        464,095      1.07%      -2.86%
                                            1.20%          13,008      9.764484        127,016      1.13%      -2.88%
                                            1.25%           5,715      9.758746         55,771      1.22%      -2.91%
                                            1.30%             817      9.753002          7,968      1.28%      -2.93%
                                            1.40%          38,627      9.741542        376,287      1.42%      -2.98%
                                            1.45%          72,268      9.735803        703,587      1.46%      -3.01%
                                            1.50%             974      9.730074          9,477      1.52%      -3.03%

1999 ....................................   0.95%       1,213,182     13.295853     16,130,290      0.85%       7.29%
                                            1.00%       1,425,517     13.286548     18,940,200      0.92%       7.26%
                                            1.05%         316,088     13.277261      4,196,783      1.06%       7.24%
                                            1.20%           1,048      9.998432         10,478      1.14%      -0.02%   05/03/99

1998 ....................................   0.95%         215,990     11.238560      2,427,416      0.92%      12.39%   02/09/98
                                            1.00%         274,178     11.236366      3,080,764      1.01%      12.36%   02/09/98
                                            1.05%          51,721     11.234174        581,042      1.03%      12.34%   02/09/98

Variable Insurance Products Fund III -
Growth Opportunities Portfolio: Service
Class

2001 ....................................   0.95%       3,573,460      9.174409     32,784,385      0.96%      -9.21%
                                            1.00%       3,142,663      9.158733     28,782,812      1.01%      -9.23%
                                            1.05%         548,899      9.143088      5,018,634      1.02%      -9.25%
                                            1.10%          95,724      7.364534        704,962      1.09%      -9.28%
                                            1.15%          60,380      7.356496        444,184      1.19%      -9.30%
                                            1.20%          14,414      7.348477        105,917      1.22%      -9.32%
                                            1.25%           8,314      7.340446         61,028      1.30%      -9.35%
                                            1.30%           1,674      7.332426         12,276      1.33%      -9.37%
                                            1.40%          41,198      7.316396        301,423      1.42%      -9.42%
                                            1.45%          36,671      7.308398        268,003      1.49%      -9.44%
                                            1.50%           3,815      7.300393         27,850      1.45%      -9.46%
                                            0.95% EV       44,460      7.592095        337,544      1.36%      -9.47%
                                            1.00% EV       31,265      7.582647        237,075      1.43%      -9.49%
                                            1.05% EV          941      7.573219          7,127      1.52%      -9.51%
                                            1.10% EV        2,036      7.563800         15,398      1.53%      -9.53%
                                            1.15% EV        3,154      7.554389         23,827      1.60%      -9.56%
                                            1.20% EV          627      7.544966          4,733      1.61%      -9.58%
                                            1.25% EV        1,499      7.535573         11,296      1.75%      -9.60%

2000 ....................................   0.95%       4,242,797     11.805110     50,086,685      0.94%      -4.16%
                                            1.00%       3,756,922     11.790881     44,297,420      0.92%      -4.18%
                                            1.05%         718,646     11.776671      8,463,258      1.04%      -4.21%
                                            1.10%          87,969      9.490602        834,879      1.01%      -4.23%
                                            1.15%          62,706      9.485029        594,768      1.10%      -4.25%
                                            1.20%          15,732      9.479472        149,131      1.13%      -4.28%
                                            1.25%           8,206      9.473891         77,743      1.26%      -4.30%
                                            1.30%           1,500      9.468320         14,202      1.26%      -4.33%
                                            1.40%          75,626      9.457181        715,209      1.40%      -4.37%
                                            1.45%          75,897      9.451625        717,350      1.45%      -4.40%
                                            1.50%           2,212      9.446049         20,895      1.51%      -4.42%
                                            1.55%           1,399      9.440496         13,207      1.49%      -4.45%
                                            1.60%           3,273      9.434930         30,881      1.61%      -4.47%
                                            1.65%             679      9.429348          6,403      1.58%      -4.50%
                                            1.70%           1,555      9.423798         14,654      1.61%      -4.52%

1999 ....................................   0.95%       2,903,469     12.644304     36,712,345      0.86%       5.93%
                                            1.00%       2,769,756     12.635454     34,997,125      0.92%       5.91%
                                            1.05%         613,109     12.626616      7,741,492      1.06%       5.88%
                                            1.20%              66     10.179081            672      1.18%       1.79%   05/03/99
                                            1.30%              51     10.177440            519      1.28%       1.77%   05/03/99

1998 ....................................   0.95%         847,057     10.723933      9,083,783      0.90%       7.24%   02/09/98
                                            1.00%         859,867     10.721840      9,219,356      0.91%       7.22%   02/09/98
                                            1.05%         159,562     10.719748      1,710,465      0.99%       7.20%   02/09/98

                                                                     (Continued)

                  NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


                                           Asset                       Unit         Contract                   Total
                                           Charge        Units       Fair Value  Owners' Equity   Expenses*   Return**
                                           ------      ----------    ----------  --------------   ---------   --------
Variable Insurance Products Fund III -
Mid Cap Portfolio: Service Class

2001 ....................................   0.95%         550,056     18.086132      9,948,383      0.92%      -6.63%
                                            1.00%         663,092     18.063666     11,977,865      0.95%      -6.65%
                                            1.05%         105,825     18.041214      1,909,213      1.04%      -6.67%
                                            1.10%          12,833     16.638637        213,526      1.12%      -6.70%
                                            1.15%           2,300     16.620520         38,232      1.17%      -6.72%
                                            1.20%           1,371     16.602400         22,758      1.14%      -6.75%
                                            1.25%           3,340     16.584301         55,399      1.24%      -6.77%
                                            1.40%             668     16.530045         11,039      1.44%      -6.84%
                                            1.45%           5,391     16.511995         89,015      1.45%      -6.86%
                                            1.50%           1,227     16.493939         20,245      1.54%      -6.89%
                                            0.95% EV        7,280     17.998716        131,037      1.40%      -6.83%
                                            1.00% EV       45,107     17.976405        810,869      1.44%      -6.85%
                                            1.05% EV          173     17.954091          3,113      1.51%      -6.87%
                                            1.10% EV        3,452     17.931834         61,896      1.59%      -6.90%
                                            1.15% EV        3,663     17.909572         65,608      1.65%      -6.92%
                                            1.25% EV          863     17.865087         15,421      1.66%      -6.97%
                                            1.60% EV          637     17.709913         11,288      2.04%      -7.13%

2000 ....................................   0.95%         433,828     18.023211      7,818,974      0.89%      23.08%
                                            1.00%         545,070     18.009881      9,816,646      0.92%      23.05%
                                            1.05%         112,948     17.996543      2,032,674      1.05%      23.02%
                                            1.10%           9,119     16.605793        151,428      1.05%      22.99%
                                            1.15%           2,444     16.596054         40,561      1.05%      22.95%
                                            1.20%           1,443     16.586326         23,934      1.18%      22.92%
                                            1.25%           3,597     16.576596         59,626      1.27%      22.89%
                                            1.30%             183     16.566861          3,032      1.26%      22.86%
                                            1.40%           6,728     16.547400        111,331      1.41%      22.80%
                                            1.45%          43,778     16.537686        723,987      1.41%      22.77%
                                            1.50%           1,416     16.527955         23,404      1.44%      22.74%
                                            1.55%           3,356     16.518237         55,435      1.54%      22.71%
                                            1.60%           3,355     16.508491         55,386      1.53%      22.68%
                                            1.70%             938     16.489053         15,467      1.62%      22.61%
                                            1.75%           1,996     16.479331         32,893      1.67%      22.58%

1999 ....................................   0.95%          21,436     11.278035        241,756      0.91%      12.78%   01/11/99
                                            1.00%          22,502     11.275385        253,719      1.01%      12.75%   01/11/99
                                            1.05%             455     11.272733          5,129      1.06%      12.73%   01/11/99

Variable Insurance Products Fund -
Equity-Income Portfolio: Service Class 2

2001 ....................................   0.95%         343,279     10.711324      3,676,969      1.00%      -1.50%
                                            1.00%         180,640     10.705063      1,933,762      1.04%      -1.52%
                                            1.05%          35,427     10.698805        379,031      1.07%      -1.55%
                                            1.10%         141,967     10.692531      1,517,987      1.14%      -1.57%
                                            1.15%          31,743     10.686279        339,210      1.20%      -1.60%
                                            1.20%          11,479     10.680012        122,598      1.17%      -1.62%
                                            1.25%          20,400     10.673741        217,743      1.31%      -1.65%
                                            1.30%             561     10.667487          5,983      1.24%      -1.67%
                                            1.35%           2,478     10.661230         26,414      1.35%      -1.70%
                                            1.40%          10,407     10.654973        110,890      1.34%      -1.72%
                                            1.45%           2,295     10.648704         24,436      1.43%      -1.75%
                                            1.50%          13,260     10.642445        141,123      1.49%      -1.77%
                                            1.55%           4,050     10.636181         43,081      1.52%      -1.80%
                                            1.60%             695     10.629921          7,387      1.59%      -1.82%
                                            1.65%           6,069     10.623665         64,480      1.64%      -1.85%
                                            1.75%          14,615     10.611154        155,082      1.77%      -1.90%
                                            1.80%             143     10.604896          1,512      1.77%      -1.92%

                                           Asset                       Unit         Contract                   Total
                                           Charge        Units       Fair Value  Owners' Equity   Expenses*   Return**
                                           ------      ----------    ----------  --------------   ---------   --------
                                            1.85%              82     10.598642            869      1.79%      -1.95%
                                            0.95% EV      203,290      9.875254      2,007,536      1.36%      -1.70%
                                            1.00% EV      343,847      9.864392      3,391,840      1.48%      -1.73%
                                            1.05% EV       63,368      9.853559        624,402      1.51%      -1.75%
                                            1.10% EV      161,526      9.842711      1,589,850      1.53%      -1.78%
                                            1.15% EV       37,610      9.831892        369,773      1.55%      -1.80%
                                            1.20% EV        8,882      9.821057         87,230      1.60%      -1.83%
                                            1.25% EV       21,187      9.810247        207,852      1.71%      -1.85%
                                            1.30% EV        1,071      9.799444         10,493      1.73%      -1.88%
                                            1.35% EV          285      9.788628          2,791      1.83%      -1.90%
                                            1.40% EV           75      9.777837            738      1.82%      -1.93%
                                            1.45% EV        1,893      9.767034         18,493      1.89%      -1.95%
                                            1.50% EV           39      9.756266            377      1.92%      -1.97%
                                            1.55% EV          176      9.745479          1,711      1.95%      -2.00%
                                            1.65% EV        1,538      9.723951         14,954      2.08%      -2.05%

2000 ....................................   0.95%          25,523      9.820992        250,661      0.90%      -1.79%   05/01/00
                                            1.00%          24,621      9.820183        241,783      0.99%      -1.80%   05/01/00
                                            1.10%           9,451      9.818557         92,795      1.09%      -1.81%   05/01/00
                                            1.25%             306      9.816113          3,004      1.23%      -1.84%   05/01/00
                                            1.40%           9,329      9.813677         91,552      1.37%      -1.86%   05/01/00
                                            1.45%           9,644      9.812861         94,635      1.43%      -1.87%   05/01/00
                                            1.50%           9,083      9.812046         89,123      1.46%      -1.88%   05/01/00
                                            1.55%          10,114      9.811233         99,231      1.55%      -1.89%   05/01/00
                                            1.60%             519      9.810414          5,092      1.59%      -1.90%   05/01/00
                                            1.70%              35      9.808787            343      1.66%      -1.91%   05/01/00
                                            1.80%             104      9.807149          1,020      1.81%      -1.93%   05/01/00
                                            1.90%             207      9.805513          2,030      1.89%      -1.94%   05/01/00

Variable Insurance Products Fund -
Growth Portfolio: Service Class 2

2001 ....................................   0.95%       1,159,428      7.614778      8,828,790      0.96%     -10.19%
                                            1.00%         654,785      7.610310      4,983,116      1.00%     -10.21%
                                            1.05%          65,984      7.605846        501,862      1.00%     -10.23%
                                            1.10%         391,835      7.601381      2,978,488      1.11%     -10.26%
                                            1.15%          73,864      7.596918        561,136      1.17%     -10.28%
                                            1.20%          44,200      7.592449        335,590      1.21%     -10.30%
                                            1.25%          45,007      7.588003        341,510      1.30%     -10.33%
                                            1.30%           2,064      7.583532         15,649      1.35%     -10.35%
                                            1.35%           9,564      7.579074         72,484      1.38%     -10.37%
                                            1.40%          28,191      7.574615        213,537      1.45%     -10.39%
                                            1.45%          28,706      7.570152        217,307      1.41%     -10.42%
                                            1.50%           8,160      7.565691         61,737      1.47%     -10.44%
                                            1.55%          11,574      7.561232         87,517      1.49%     -10.46%
                                            1.60%             864      7.556767          6,526      1.62%     -10.48%
                                            1.65%          11,734      7.552313         88,621      1.66%     -10.51%
                                            1.70%           6,268      7.547862         47,310      1.70%     -10.53%
                                            1.75%          20,734      7.543397        156,401      1.78%     -10.55%
                                            1.80%             288      7.538941          2,170      1.82%     -10.58%
                                            1.85%             116      7.534483            871      1.81%     -10.60%
                                            1.95%             173      7.525564          1,300      1.92%     -10.64%
                                            0.95% EV      465,254      9.704263      4,514,943      1.39%     -10.44%
                                            1.00% EV      760,101      9.693592      7,368,110      1.51%     -10.47%
                                            1.05% EV       65,583      9.682929        635,040      1.54%     -10.49%
                                            1.10% EV      259,790      9.672279      2,512,761      1.55%     -10.51%
                                            1.15% EV      114,703      9.661628      1,108,216      1.59%     -10.53%
                                            1.20% EV       19,257      9.650979        185,850      1.68%     -10.56%
                                            1.25% EV       32,984      9.640349        317,975      1.72%     -10.58%
                                            1.30% EV        1,630      9.629721         15,701      1.76%     -10.60%

                                                                     (Continued)

                  NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


                                           Asset                       Unit         Contract                   Total
                                           Charge        Units       Fair Value  Owners' Equity   Expenses*   Return**
                                           ------      ----------    ----------  --------------   ---------   --------
                                            1.35% EV        1,654      9.619098         15,909      1.86%     -10.63%
                                            1.40% EV          102      9.608467            975      1.90%     -10.65%
                                            1.45% EV        4,283      9.597855         41,106      1.86%     -10.67%
                                            1.50% EV        3,780      9.587261         36,238      1.91%     -10.69%
                                            1.55% EV        1,259      9.576651         12,056      2.01%     -10.72%

2000 ....................................   0.95%         123,501     10.072674      1,243,985      0.88%       0.73%   05/01/00
                                            1.00%         131,266     10.071839      1,322,090      0.96%       0.72%   05/01/00
                                            1.05%           7,963     10.071009         80,195      0.97%       0.71%   05/01/00
                                            1.10%          35,298     10.070176        355,457      1.09%       0.70%   05/01/00
                                            1.15%          22,799     10.069339        229,571      1.16%       0.69%   05/01/00
                                            1.20%           3,602     10.068507         36,267      1.16%       0.69%   05/01/00
                                            1.25%           3,236     10.067677         32,579      1.21%       0.68%   05/01/00
                                            1.30%           1,062     10.066842         10,691      1.25%       0.67%   05/01/00
                                            1.35%             268     10.066010          2,698      1.31%       0.66%   05/01/00
                                            1.40%          44,075     10.065170        443,622      1.38%       0.65%   05/01/00
                                            1.45%         157,370     10.064338      1,583,825      1.42%       0.64%   05/01/00
                                            1.50%          10,284     10.063503        103,493      1.45%       0.64%   05/01/00
                                            1.55%          29,405     10.062667        295,893      1.53%       0.63%   05/01/00
                                            1.60%          30,262     10.061828        304,491      1.60%       0.62%   05/01/00
                                            1.65%             390     10.060994          3,924      1.65%       0.61%   05/01/00
                                            1.70%           1,417     10.060161         14,255      1.67%       0.60%   05/01/00
                                            1.75%             630     10.059321          6,337      1.70%       0.59%   05/01/00
                                            1.80%             415     10.058487          4,174      1.73%       0.58%   05/01/00
                                            1.90%           4,044     10.056808         40,670      1.80%       0.57%   05/01/00
                                            1.95%           4,816     10.055969         48,430      1.91%       0.56%   05/01/00

Variable Insurance Products Fund -
High Income Portfolio: Service Class 2

2001 ....................................   0.95%         193,702      7.429980      1,439,200      0.93%      -7.66%
                                            1.00%         145,501      7.425631      1,080,435      0.94%      -7.69%
                                            1.05%          14,577      7.421275        108,180      1.05%      -7.71%
                                            1.10%         123,314      7.416917        914,608      1.09%      -7.73%
                                            1.15%          18,278      7.412578        135,489      1.20%      -7.76%
                                            1.20%          14,944      7.408216        110,708      1.15%      -7.78%
                                            1.25%           3,522      7.403863         26,078      1.20%      -7.80%
                                            1.30%           1,303      7.399511          9,640      1.24%      -7.83%
                                            1.35%             689      7.395166          5,097      1.31%      -7.85%
                                            1.40%           3,374      7.390822         24,939      1.46%      -7.87%
                                            1.45%           1,291      7.386460          9,539      1.40%      -7.90%
                                            1.50%           8,736      7.382098         64,493      1.50%      -7.92%
                                            1.55%           1,243      7.377762          9,169      1.61%      -7.94%
                                            1.60%             566      7.373408          4,173      1.59%      -7.97%
                                            1.65%           5,061      7.369056         37,297      1.69%      -7.99%
                                            1.75%             411      7.360362          3,027      1.71%      -8.04%
                                            1.85%              88      7.351661            645      1.90%      -8.08%
                                            0.95% EV      139,644      6.818415        952,149      1.39%      -7.92%
                                            1.00% EV      221,237      6.810922      1,506,829      1.44%      -7.95%
                                            1.05% EV       34,241      6.803422        232,957      1.55%      -7.97%
                                            1.10% EV       69,003      6.795923        468,941      1.56%      -7.99%
                                            1.15% EV       35,819      6.788440        243,158      1.63%      -8.02%
                                            1.20% EV        7,023      6.780952         47,625      1.69%      -8.04%
                                            1.25% EV        7,350      6.773488         49,785      1.64%      -8.06%
                                            1.35% EV          195      6.758538          1,315      1.80%      -8.11%
                                            1.40% EV          139      6.751073            936      1.85%      -8.13%
                                            1.45% EV        4,604      6.743613         31,045      1.90%      -8.16%
                                            1.65% EV        1,501      6.713809         10,080      2.11%      -8.25%

                                           Asset                       Unit         Contract                   Total
                                           Charge        Units       Fair Value  Owners' Equity   Expenses*   Return**
                                           ------      ----------    ----------  --------------   ---------   --------
2000 ....................................   0.95%          26,114      9.944587        259,693      0.92%      -0.55%   05/01/00
                                            1.00%          21,848      9.943765        217,251      0.95%      -0.56%   05/01/00
                                            1.05%             805      9.942942          8,004      1.06%      -0.57%   05/01/00
                                            1.10%          10,524      9.942114        104,631      1.06%      -0.58%   05/01/00
                                            1.15%           4,312      9.941292         42,867      1.08%      -0.59%   05/01/00
                                            1.20%             140      9.940466          1,392      1.14%      -0.60%   05/01/00
                                            1.25%             647      9.939642          6,431      1.22%      -0.60%   05/01/00
                                            1.35%             138      9.937992          1,371      1.31%      -0.62%   05/01/00
                                            1.40%           4,282      9.937167         42,551      1.35%      -0.63%   05/01/00
                                            1.45%          15,553      9.936341        154,540      1.42%      -0.64%   05/01/00
                                            1.55%           6,748      9.934685         67,039      1.55%      -0.65%   05/01/00
                                            1.80%             108      9.930545          1,072      1.71%      -0.69%   05/01/00

Variable Insurance Products Fund -
Overseas Portfolio: Service Class 2

2001 ....................................   0.95%         236,984      7.393193      1,752,066      1.00%     -11.99%
                                            1.00%         192,502      7.388859      1,422,369      0.97%     -12.01%
                                            1.05%          12,034      7.384532         88,866      1.00%     -12.04%
                                            1.10%          89,061      7.380192        657,288      1.08%     -12.06%
                                            1.15%           8,583      7.375857         63,306      1.10%     -12.08%
                                            1.20%          11,181      7.371537         82,422      1.20%     -12.10%
                                            1.25%           4,240      7.367198         31,240      1.23%     -12.12%
                                            1.30%           1,372      7.362867         10,099      1.33%     -12.15%
                                            1.35%             649      7.358549          4,779      1.30%     -12.17%
                                            1.40%           8,110      7.354218         59,642      1.39%     -12.19%
                                            1.45%             976      7.349883          7,172      1.48%     -12.21%
                                            1.50%           6,989      7.345558         51,335      1.55%     -12.24%
                                            1.55%           2,112      7.341227         15,502      1.60%     -12.26%
                                            1.65%           2,930      7.332578         21,485      1.68%     -12.30%
                                            1.70%           1,240      7.328242          9,087      1.72%     -12.32%
                                            1.75%             146      7.323921          1,070      1.79%     -12.35%
                                            1.80%              59      7.319595            430      1.82%     -12.37%
                                            1.85%              58      7.315270            426      1.81%     -12.39%
                                            1.95%              61      7.306617            443      1.95%     -12.44%
                                            0.95% EV      213,951      9.142151      1,955,973      1.46%     -12.24%
                                            1.00% EV      283,535      9.132090      2,589,268      1.47%     -12.26%
                                            1.05% EV       17,713      9.122060        161,578      1.46%     -12.29%
                                            1.10% EV       52,670      9.112013        479,934      1.54%     -12.31%
                                            1.15% EV       26,046      9.101991        237,073      1.56%     -12.33%
                                            1.20% EV        5,920      9.091956         53,825      1.67%     -12.35%
                                            1.25% EV        3,790      9.081956         34,419      1.75%     -12.38%
                                            1.35% EV        1,199      9.061925         10,864      1.79%     -12.42%
                                            1.45% EV        1,893      9.041929         17,120      1.93%     -12.47%
                                            1.50% EV           14      9.031948            123      1.95%     -12.49%
                                            1.55% EV           62      9.021973            564      2.02%     -12.51%
                                            1.65% EV          558      9.002028          5,024      2.10%     -12.55%

2000 ....................................   0.95%          32,029      9.920756        317,752      0.93%      -0.79%   05/01/00
                                            1.00%          31,532      9.919936        312,795      1.01%      -0.80%   05/01/00
                                            1.05%           4,120      9.919116         40,867      1.05%      -0.81%   05/01/00
                                            1.10%          10,679      9.918293        105,917      1.05%      -0.82%   05/01/00
                                            1.15%             666      9.917473          6,605      1.09%      -0.83%   05/01/00
                                            1.20%             450      9.916652          4,462      1.11%      -0.83%   05/01/00
                                            1.25%             447      9.915828          4,432      1.21%      -0.84%   05/01/00
                                            1.30%             246      9.915004          2,439      1.32%      -0.85%   05/01/00
                                            1.35%              56      9.914186            555      1.27%      -0.86%   05/01/00
                                            1.40%          17,424      9.913359        172,730      1.40%      -0.87%   05/01/00
                                            1.45%          66,687      9.912534        661,037      1.43%      -0.87%   05/01/00
                                            1.55%          10,763      9.910890        106,671      1.46%      -0.89%   05/01/00
                                            1.60%           2,479      9.910067         24,567      1.60%      -0.90%   05/01/00

                                                                     (Continued)

                  NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


                                           Asset                       Unit         Contract                   Total
                                           Charge        Units       Fair Value  Owners' Equity   Expenses*   Return**
                                           ------      ----------    ----------  --------------   ---------   --------
                                            1.70%              69      9.908413            684      1.65%      -0.92%   05/01/00
                                            1.75%             632      9.907587          6,262      1.73%      -0.92%   05/01/00
                                            1.80%             313      9.906762          3,101      1.76%      -0.93%   05/01/00
                                            1.90%           2,414      9.905106         23,911      1.83%      -0.95%   05/01/00

Variable Insurance Products Fund -
Value Portfolio: Service Class 2

2001 ....................................   0.95%           1,817      9.679476         17,592      1.00%      -3.21%   06/01/01
                                            1.10%             478      9.678349          4,628      1.13%      -3.22%   06/01/01
                                            1.15%          12,356      9.677969        119,581      1.17%      -3.22%   06/01/01
                                            1.10% EV        3,038      9.674934         29,390      1.57%      -3.25%   06/01/01

Variable Insurance Products Fund II -
Asset Manager Portfolio: Service Class 2

2001 ....................................   0.95%          68,792      9.087625        625,152      0.90%      -4.17%
                                            1.00%          77,895      9.082307        707,464      0.99%      -4.20%
                                            1.05%             647      9.076977          5,871      1.07%      -4.22%
                                            1.10%          71,022      9.071655        644,284      1.07%      -4.25%
                                            1.15%          14,252      9.066336        129,212      1.13%      -4.27%
                                            1.20%           7,644      9.061007         69,262      1.18%      -4.30%
                                            1.25%          13,572      9.055700        122,904      1.30%      -4.32%
                                            1.30%             706      9.050380          6,386      1.35%      -4.34%
                                            1.35%           2,390      9.045071         21,620      1.36%      -4.37%
                                            1.40%           2,194      9.039738         19,829      1.37%      -4.39%
                                            1.45%           6,367      9.034431         57,526      1.46%      -4.42%
                                            1.50%           5,805      9.029118         52,411      1.48%      -4.44%
                                            1.75%          11,153      9.002531        100,406      1.79%      -4.56%
                                            2.05%             230      8.970654          2,059      2.02%      -4.71%
                                            0.95% EV       88,726      9.560949        848,307      1.38%      -4.41%
                                            1.00% EV      100,848      9.550444        963,141      1.40%      -4.43%
                                            1.05% EV       11,601      9.539943        110,676      1.46%      -4.45%
                                            1.10% EV       30,547      9.529450        291,093      1.50%      -4.48%
                                            1.15% EV       20,104      9.518973        191,365      1.55%      -4.50%
                                            1.20% EV        1,063      9.508483         10,107      1.67%      -4.53%
                                            1.25% EV       16,361      9.498009        155,397      1.65%      -4.55%
                                            1.30% EV            9      9.487535             87      1.78%      -4.57%
                                            1.40% EV        1,548      9.466610         14,650      1.83%      -4.62%
                                            1.50% EV        1,957      9.445734         18,481      1.97%      -4.67%

2000 ....................................   0.95%          19,802      9.864448        195,336      0.90%      -1.36%   05/01/00
                                            1.00%           2,912      9.863631         28,723      0.99%      -1.36%   05/01/00
                                            1.15%             367      9.861182          3,619      1.06%      -1.39%   05/01/00
                                            1.20%           1,157      9.860362         11,408      1.12%      -1.40%   05/01/00
                                            1.30%             706      9.858728          6,960      1.24%      -1.41%   05/01/00
                                            1.40%           3,926      9.857092         38,699      1.38%      -1.43%   05/01/00
                                            1.45%          25,214      9.856275        248,516      1.39%      -1.44%   05/01/00
                                            1.55%           1,856      9.854639         18,290      1.55%      -1.45%   05/01/00
                                            1.95%           2,058      9.848068         20,267      1.87%      -1.52%   05/01/00

Variable Insurance Products Fund II -
Asset Manager: Growth Portfolio: Service
Class 2

2001 ....................................   0.95%         123,425      8.171097      1,008,517      1.00%      -6.26%
                                            1.00%          19,425      8.166301        158,631      1.01%      -6.29%
                                            1.05%          12,643      8.161515        103,186      1.11%      -6.31%
                                            1.10%          40,995      8.156730        334,381      1.10%      -6.33%
                                            1.15%           3,358      8.151941         27,370      1.17%      -6.36%
                                            1.20%           6,084      8.147155         49,568      1.15%      -6.38%
                                            1.25%           1,087      8.142377          8,847      1.22%      -6.40%
                                            1.35%             478      8.132805          3,885      1.30%      -6.45%

                                           Asset                       Unit         Contract                   Total
                                           Charge        Units       Fair Value  Owners' Equity   Expenses*   Return**
                                           ------      ----------    ----------  --------------   ---------   --------
                                            1.40%           1,737      8.128030         14,116      1.37%      -6.48%
                                            1.45%           4,669      8.123246         37,929      1.40%      -6.50%
                                            1.50%           5,754      8.118460         46,715      1.51%      -6.52%
                                            1.65%             959      8.104109          7,774      1.65%      -6.59%
                                            0.95% EV       83,093      8.725630        725,037      1.39%      -6.51%
                                            1.00% EV      175,672      8.716040      1,531,163      1.47%      -6.54%
                                            1.05% EV       10,218      8.706441         88,958      1.48%      -6.56%
                                            1.10% EV       43,038      8.696849        374,296      1.61%      -6.58%
                                            1.15% EV       29,309      8.687290        254,615      1.55%      -6.61%
                                            1.20% EV          408      8.677712          3,543      1.66%      -6.63%
                                            1.25% EV        2,499      8.668152         21,662      1.68%      -6.65%
                                            1.30% EV          300      8.658602          2,596      1.76%      -6.68%

2000 ....................................   0.95%          23,213      9.898579        229,776      0.86%      -1.01%   05/01/00
                                            1.00%           7,045      9.897761         69,730      1.00%      -1.02%   05/01/00
                                            1.05%           1,742      9.896941         17,240      0.96%      -1.03%   05/01/00
                                            1.10%             204      9.896122          2,019      1.01%      -1.04%   05/01/00
                                            1.20%           2,991      9.894485         29,594      1.17%      -1.06%   05/01/00
                                            1.40%           5,134      9.891204         50,781      1.41%      -1.09%   05/01/00
                                            1.45%           3,674      9.890383         36,337      1.39%      -1.10%   05/01/00
                                            1.50%           9,913      9.889560         98,035      1.43%      -1.10%   05/01/00
                                            1.55%           1,529      9.888735         15,120      1.55%      -1.11%   05/01/00

Variable Insurance Products Fund II -
Contrafund Portfolio: Service Class 2

2001 ....................................   0.95%         511,515      8.281745      4,236,233      1.00%     -10.49%
                                            1.00%         375,792      8.276894      3,110,387      1.02%     -10.51%
                                            1.05%          33,059      8.272041        273,464      1.11%     -10.53%
                                            1.10%         150,059      8.267196      1,240,569      1.12%     -10.56%
                                            1.15%          25,898      8.262343        213,979      1.16%     -10.58%
                                            1.20%          27,122      8.257496        223,963      1.24%     -10.60%
                                            1.25%          24,194      8.252659        199,663      1.21%     -10.62%
                                            1.30%           3,573      8.247803         29,469      1.26%     -10.65%
                                            1.35%           1,830      8.242949         15,086      1.39%     -10.67%
                                            1.40%          16,542      8.238106        136,278      1.34%     -10.69%
                                            1.45%           9,525      8.233257         78,424      1.41%     -10.71%
                                            1.50%           4,544      8.228419         37,390      1.55%     -10.74%
                                            1.55%           7,110      8.223569         58,472      1.50%     -10.76%
                                            1.60%             556      8.218728          4,568      1.63%     -10.78%
                                            1.65%           3,667      8.213881         30,123      1.64%     -10.80%
                                            1.70%           2,902      8.209046         23,825      1.72%     -10.83%
                                            1.75%             422      8.204190          3,465      1.76%     -10.85%
                                            1.80%             110      8.199339            903      1.80%     -10.87%
                                            1.95%             179      8.184817          1,467      1.91%     -10.94%
                                            0.95% EV      240,422      9.260767      2,226,489      1.37%     -10.72%
                                            1.00% EV      469,899      9.250578      4,346,837      1.42%     -10.75%
                                            1.05% EV       37,333      9.240412        344,974      1.49%     -10.77%
                                            1.10% EV       99,910      9.230256        922,198      1.58%     -10.79%
                                            1.15% EV       88,024      9.220077        811,589      1.57%     -10.82%
                                            1.20% EV       14,073      9.209922        129,615      1.65%     -10.84%
                                            1.25% EV       14,244      9.199777        131,043      1.69%     -10.86%
                                            1.30% EV          841      9.189639          7,729      1.79%     -10.88%
                                            1.35% EV        1,131      9.179490         10,385      1.76%     -10.91%
                                            1.40% EV          107      9.169358            984      1.81%     -10.93%
                                            1.45% EV        1,740      9.159238         15,938      1.89%     -10.95%
                                            1.50% EV           14      9.149125            126      1.90%     -10.97%
                                            1.55% EV          488      9.139017          4,463      2.03%     -11.00%
                                            1.65% EV        1,162      9.118795         10,592      2.11%     -11.04%

                                                                     (Continued)

                  NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                           Asset                       Unit         Contract                   Total
                                           Charge        Units       Fair Value  Owners' Equity   Expenses*   Return**
                                           ------      ----------    ----------  --------------   ---------   --------
2000 ....................................   0.95%          56,134      9.838890        552,296      0.89%      -1.61%   05/01/00
                                            1.00%          81,905      9.838080        805,788      1.00%      -1.62%   05/01/00
                                            1.05%           3,571      9.837265         35,129      1.03%      -1.63%   05/01/00
                                            1.10%           8,235      9.836447         81,003      1.10%      -1.64%   05/01/00
                                            1.15%           7,663      9.835635         75,370      1.08%      -1.64%   05/01/00
                                            1.20%           4,346      9.834822         42,742      1.19%      -1.65%   05/01/00
                                            1.25%           2,176      9.834010         21,399      1.22%      -1.66%   05/01/00
                                            1.30%             244      9.833189          2,399      1.25%      -1.67%   05/01/00
                                            1.35%             209      9.832377          2,055      1.28%      -1.68%   05/01/00
                                            1.40%          35,377      9.831562        347,811      1.30%      -1.68%   05/01/00
                                            1.45%          79,317      9.830745        779,745      1.45%      -1.69%   05/01/00
                                            1.50%           9,974      9.829927         98,044      1.45%      -1.70%   05/01/00
                                            1.55%           9,609      9.829115         94,448      1.55%      -1.71%   05/01/00
                                            1.60%           4,730      9.828294         46,488      1.58%      -1.72%   05/01/00
                                            1.65%             399      9.827476          3,921      1.58%      -1.73%   05/01/00
                                            1.70%             388      9.826659          3,813      1.62%      -1.73%   05/01/00
                                            1.80%             214      9.825021          2,103      1.76%      -1.75%   05/01/00
                                            1.90%             155      9.823382          1,523      1.90%      -1.77%   05/01/00

Variable Insurance Products Fund III -
Aggressive Growth Portfolio: Service
Class 2

2001 ....................................   0.95%          13,391     10.512187        140,768      0.98%       5.12%   01/02/01
                                            1.00%           3,593     10.509591         37,764      1.05%       5.10%   01/02/01
                                            1.10%           9,846     10.504407        103,428      1.09%       5.04%   01/02/01
                                            1.15%             601     10.501815          6,314      1.16%       5.02%   01/02/01
                                            1.20%             399     10.499215          4,188      1.18%       4.99%   01/02/01
                                            1.25%              75     10.496614            787      1.27%       4.97%   01/02/01
                                            1.30%             385     10.494021          4,037      1.32%       4.94%   01/02/01
                                            1.35%             471     10.491423          4,942      1.35%       4.91%   01/02/01
                                            1.40%             542     10.488825          5,681      1.44%       4.89%   01/02/01
                                            1.45%              94     10.486228            983      1.43%       4.86%   01/02/01
                                            1.50%              28     10.483629            297      1.45%       4.84%   01/02/01
                                            0.95% EV       17,121     10.489615        179,590      1.43%       4.90%   01/02/01
                                            1.00% EV        6,397     10.487020         67,090      1.45%       4.87%   01/02/01
                                            1.10% EV       11,440     10.481843        119,911      1.61%       4.82%   01/02/01
                                            1.15% EV        1,656     10.479243         17,355      1.59%       4.79%   01/02/01
                                            1.20% EV        4,327     10.476655         45,334      1.71%       4.77%   01/02/01
                                            1.25% EV          321     10.474058          3,360      1.67%       4.74%   01/02/01
                                            1.65% EV          560     10.453285          5,850      2.14%       4.53%   01/02/01

Variable Insurance Products Fund III -
Balanced Portfolio: Service Class 2

2001 ....................................   0.95%         130,385      9.440060      1,230,842      0.97%      -1.76%
                                            1.00%         131,613      9.434537      1,241,711      0.99%      -1.79%
                                            1.05%           7,996      9.429008         75,396      1.10%      -1.81%
                                            1.10%          38,343      9.423470        361,327      1.10%      -1.84%
                                            1.15%           9,812      9.417965         92,407      1.10%      -1.86%
                                            1.20%           5,778      9.412430         54,382      1.26%      -1.89%
                                            1.25%          17,212      9.406896        161,907      1.29%      -1.91%
                                            1.30%             831      9.401382          7,816      1.30%      -1.94%
                                            1.35%           3,523      9.395855         33,102      1.30%      -1.96%
                                            1.40%           4,598      9.390336         43,175      1.39%      -1.99%
                                            1.45%           1,306      9.384819         12,260      1.40%      -2.01%
                                            1.50%           9,534      9.379293         89,425      1.56%      -2.04%
                                            1.55%             256      9.373769          2,399      1.51%      -2.06%
                                            1.60%             631      9.368240          5,908      1.62%      -2.08%
                                            1.65%           1,589      9.362726         14,877      1.70%      -2.11%

                                           Asset                       Unit         Contract                   Total
                                           Charge        Units       Fair Value  Owners' Equity   Expenses*   Return**
                                           ------      ----------    ----------  --------------   ---------   --------
                                            1.70%           1,964      9.357192         18,374      1.70%      -2.13%
                                            1.75%              72      9.351684            675      1.75%      -2.16%
                                            1.80%             157      9.346165          1,467      1.75%      -2.18%
                                            0.95% EV      130,030      9.025720      1,173,617      1.41%      -1.99%
                                            1.00% EV      269,797      9.015800      2,432,439      1.45%      -2.02%
                                            1.05% EV        3,430      9.005876         30,894      1.44%      -2.04%
                                            1.10% EV       89,779      8.995956        807,646      1.50%      -2.07%
                                            1.15% EV       37,538      8.986071        337,318      1.59%      -2.09%
                                            1.20% EV        3,430      8.976165         30,788      1.66%      -2.12%
                                            1.25% EV        2,270      8.966267         20,357      1.71%      -2.14%
                                            1.30% EV        1,116      8.956388          9,993      1.79%      -2.17%
                                            1.35% EV           75      8.946517            671      1.77%      -2.19%
                                            1.40% EV        1,661      8.936630         14,847      1.85%      -2.22%
                                            1.45% EV        3,518      8.926783         31,404      1.96%      -2.24%
                                            1.55% EV          503      8.907056          4,482      2.03%      -2.29%

2000 ....................................   0.95%          15,380     10.091898        155,213      0.96%       0.92%   05/01/00
                                            1.00%          13,002     10.091065        131,204      0.96%       0.91%   05/01/00
                                            1.05%           1,827     10.090227         18,435      1.01%       0.90%   05/01/00
                                            1.10%           4,295     10.089391         43,334      1.12%       0.89%   05/01/00
                                            1.15%           1,307     10.088564         13,186      1.06%       0.89%   05/01/00
                                            1.20%           1,361     10.087726         13,729      1.20%       0.88%   05/01/00
                                            1.35%              56     10.085220            565      1.26%       0.85%   05/01/00
                                            1.40%           5,303     10.084383         53,477      1.38%       0.84%   05/01/00
                                            1.45%           9,439     10.083548         95,179      1.43%       0.84%   05/01/00
                                            1.55%           4,364     10.081870         43,997      1.55%       0.82%   05/01/00
                                            1.60%             166     10.081032          1,673      1.51%       0.81%   05/01/00
                                            1.90%           3,641     10.075997         36,687      1.83%       0.76%   05/01/00

Variable Insurance Products Fund III -
Dynamic Capital Appreciation Fund:
Service Class 2

2001 ....................................   0.95%          55,533      6.977199        387,467      0.89%     -20.08%
                                            1.00%          28,423      6.974586        198,236      0.96%     -20.10%
                                            1.05%           5,402      6.971961         37,665      1.04%     -20.12%
                                            1.10%          23,308      6.969358        162,443      1.07%     -20.14%
                                            1.15%           3,288      6.966733         22,910      1.19%     -20.16%
                                            1.20%           3,090      6.964111         21,517      1.25%     -20.18%
                                            1.35%              98      6.956270            680      1.36%     -20.24%
                                            1.40%           5,989      6.953659         41,647      1.38%     -20.26%
                                            1.45%           1,179      6.951039          8,194      1.49%     -20.28%
                                            1.50%           5,987      6.948413         41,601      1.49%     -20.30%
                                            1.55%             617      6.945798          4,288      1.55%     -20.32%
                                            1.60%             437      6.943177          3,037      1.59%     -20.34%
                                            1.65%             670      6.940563          4,648      1.61%     -20.36%
                                            1.75%           7,685      6.935316         53,298      1.81%     -20.40%
                                            1.85%              64      6.930080            443      1.89%     -20.44%
                                            0.95% EV       53,750      6.778335        364,335      1.36%     -20.33%
                                            1.00% EV       93,891      6.775727        636,183      1.41%     -20.35%
                                            1.05% EV       14,696      6.773109         99,539      1.48%     -20.37%
                                            1.10% EV       17,860      6.770489        120,921      1.59%     -20.39%
                                            1.15% EV       11,568      6.767886         78,289      1.62%     -20.41%
                                            1.20% EV        7,116      6.765274         48,141      1.62%     -20.43%
                                            1.25% EV        7,818      6.762658         52,872      1.71%     -20.45%
                                            1.30% EV        2,984      6.760031         20,175      1.70%     -20.47%
                                            1.45% EV           94      6.752192            632      1.85%     -20.53%
                                            1.65% EV          104      6.741733            703      2.14%     -20.61%

                                                                     (Continued)

                  NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                           Asset                       Unit         Contract                   Total
                                           Charge        Units       Fair Value  Owners' Equity   Expenses*   Return**
                                           ------      ----------    ----------  --------------   ---------   --------
Variable Insurance Products Fund III -
Growth & Income Portfolio: Service
Class 2

2001 ....................................   0.95%         332,920      9.219485      3,069,347      0.97%      -6.18%
                                            1.00%         256,610      9.214089      2,364,431      1.04%      -6.21%
                                            1.05%          23,881      9.208684        219,910      1.10%      -6.23%
                                            1.10%         105,307      9.203293        969,174      1.06%      -6.25%
                                            1.15%          22,510      9.197887        207,049      1.21%      -6.28%
                                            1.20%          18,935      9.192506        174,061      1.24%      -6.30%
                                            1.25%          34,484      9.187110        316,807      1.20%      -6.32%
                                            1.30%           3,245      9.181716         29,794      1.26%      -6.35%
                                            1.35%           3,997      9.176323         36,676      1.33%      -6.37%
                                            1.40%           7,446      9.170919         68,284      1.45%      -6.40%
                                            1.45%           6,148      9.165522         56,354      1.47%      -6.42%
                                            1.50%           3,818      9.160137         34,974      1.47%      -6.44%
                                            1.55%           1,009      9.154733          9,241      1.53%      -6.47%
                                            1.75%             291      9.133169          2,658      1.73%      -6.56%
                                            0.95% EV      257,778      8.926544      2,301,063      1.39%      -6.41%
                                            1.00% EV      535,776      8.916724      4,777,366      1.44%      -6.43%
                                            1.05% EV       16,659      8.906913        148,376      1.45%      -6.45%
                                            1.10% EV      115,723      8.897125      1,029,606      1.61%      -6.48%
                                            1.15% EV       41,099      8.887331        365,258      1.59%      -6.50%
                                            1.20% EV       10,423      8.877547         92,529      1.68%      -6.53%
                                            1.25% EV       11,728      8.867741        104,004      1.74%      -6.55%
                                            1.30% EV          600      8.857985          5,317      1.80%      -6.57%
                                            1.35% EV        1,044      8.848210          9,234      1.75%      -6.60%
                                            1.45% EV        6,803      8.828685         60,063      1.92%      -6.64%
                                            1.55% EV        1,272      8.809172         11,205      1.95%      -6.69%
                                            1.65% EV        1,796      8.789698         15,788      2.09%      -6.74%

2000 ....................................   0.95%          20,879     10.023454        209,280      0.93%       0.23%   05/01/00
                                            1.00%          78,986     10.022630        791,647      0.99%       0.23%   05/01/00
                                            1.05%           2,805     10.021798         28,111      0.99%       0.22%   05/01/00
                                            1.10%           9,461     10.020971         94,808      1.09%       0.21%   05/01/00
                                            1.15%           5,645     10.020139         56,564      1.16%       0.20%   05/01/00
                                            1.20%           2,905     10.019314         29,106      1.10%       0.19%   05/01/00
                                            1.25%           1,875     10.018485         18,785      1.22%       0.18%   05/01/00
                                            1.30%             693     10.017655          6,942      1.25%       0.18%   05/01/00
                                            1.35%             327     10.016826          3,276      1.28%       0.17%   05/01/00
                                            1.40%          19,347     10.015993        193,779      1.34%       0.16%   05/01/00
                                            1.45%          64,546     10.015164        646,439      1.44%       0.15%   05/01/00
                                            1.55%           7,929     10.013502         79,397      1.46%       0.14%   05/01/00
                                            1.60%             208     10.012672          2,083      1.51%       0.13%   05/01/00
                                            1.70%             135     10.011008          1,351      1.65%       0.11%   05/01/00
                                            1.90%           5,370     10.007668         53,741      1.90%       0.08%   05/01/00

Variable Insurance Products Fund III -
Growth Opportunities Portfolio: Service
Class 2

2001 ....................................   0.95%         332,756      7.713179      2,566,605      0.93%      -9.34%
                                            1.00%         321,033      7.708664      2,474,733      1.02%      -9.36%
                                            1.05%          14,927      7.704145        115,002      1.03%      -9.39%
                                            1.10%         119,397      7.699630        919,312      1.14%      -9.41%
                                            1.15%          19,062      7.695107        146,682      1.12%      -9.43%
                                            1.20%          14,883      7.690592        114,461      1.25%      -9.45%
                                            1.25%           9,913      7.686082         76,191      1.30%      -9.48%
                                            1.30%           4,723      7.681562         36,276      1.34%      -9.50%
                                            1.35%             344      7.677048          2,639      1.40%      -9.52%
                                            1.40%           2,413      7.672526         18,517      1.34%      -9.55%
                                            1.45%           6,438      7.668012         49,364      1.41%      -9.57%

                                           Asset                       Unit         Contract                   Total
                                           Charge        Units       Fair Value  Owners' Equity   Expenses*   Return**
                                           ------      ----------    ----------  --------------   ---------   --------
                                            1.50%           5,736      7.663493         43,957      1.53%      -9.59%
                                            1.60%             390      7.654460          2,988      1.60%      -9.64%
                                            1.65%           1,471      7.649945         11,255      1.71%      -9.66%
                                            1.75%              55      7.640921            420      1.76%      -9.71%
                                            1.95%              59      7.622865            448      1.93%      -9.80%
                                            0.95% EV      246,023      7.334291      1,804,406      1.45%      -9.60%
                                            1.00% EV      342,324      7.326221      2,507,943      1.50%      -9.62%
                                            1.05% EV        9,758      7.318158         71,409      1.55%      -9.64%
                                            1.10% EV      106,922      7.310104        781,612      1.52%      -9.67%
                                            1.15% EV       41,641      7.302045        304,061      1.65%      -9.69%
                                            1.20% EV        7,525      7.293988         54,884      1.70%      -9.71%
                                            1.25% EV       11,301      7.285939         82,336      1.66%      -9.74%
                                            1.35% EV          512      7.269867          3,725      1.79%      -9.78%
                                            1.65% EV        1,384      7.221752          9,996      2.11%      -9.92%

2000 ....................................   0.95%          76,291      9.945724        758,769      0.96%      -0.54%   05/01/00
                                            1.00%          86,978      9.944903        864,988      0.98%      -0.55%   05/01/00
                                            1.05%           2,560      9.944079         25,457      0.98%      -0.56%   05/01/00
                                            1.10%          23,728      9.943260        235,934      1.07%      -0.57%   05/01/00
                                            1.15%           8,374      9.942439         83,258      1.15%      -0.58%   05/01/00
                                            1.20%             523      9.941611          5,199      1.21%      -0.58%   05/01/00
                                            1.25%           1,332      9.940795         13,241      1.21%      -0.59%   05/01/00
                                            1.40%          22,436      9.938318        222,976      1.33%      -0.62%   05/01/00
                                            1.45%          34,380      9.937498        341,651      1.35%      -0.63%   05/01/00
                                            1.55%           8,931      9.935846         88,737      1.47%      -0.64%   05/01/00
                                            1.70%             321      9.933371          3,189      1.65%      -0.67%   05/01/00

Variable Insurance Products Fund III -
Mid Cap Portfolio: Service Class 2

2001 ....................................   0.95%         359,967     10.426050      3,753,036      0.97%      -6.73%
                                            1.00%         235,606     10.419944      2,455,003      0.99%      -6.76%
                                            1.05%          12,686     10.413849        132,112      1.09%      -6.78%
                                            1.10%         135,026     10.407746      1,405,316      1.14%      -6.80%
                                            1.15%          29,417     10.401654        305,982      1.11%      -6.83%
                                            1.20%          15,628     10.395548        162,459      1.19%      -6.85%
                                            1.25%          16,743     10.389452        173,952      1.30%      -6.87%
                                            1.30%           3,018     10.383360         31,335      1.36%      -6.90%
                                            1.35%           1,856     10.377258         19,264      1.36%      -6.92%
                                            1.40%          22,378     10.371161        232,088      1.38%      -6.94%
                                            1.45%          27,955     10.365060        289,758      1.40%      -6.97%
                                            1.50%           6,285     10.358958         65,107      1.54%      -6.99%
                                            1.55%           7,459     10.352877         77,227      1.60%      -7.01%
                                            1.60%             288     10.346784          2,985      1.59%      -7.04%
                                            1.65%           2,935     10.340675         30,347      1.63%      -7.06%
                                            1.70%           4,253     10.334597         43,954      1.67%      -7.09%
                                            1.75%           5,145     10.328501         53,141      1.79%      -7.11%
                                            1.80%              95     10.322408            980      1.80%      -7.13%
                                            1.85%              64     10.316313            663      1.82%      -7.16%
                                            1.95%             110     10.304131          1,133      1.90%      -7.20%
                                            0.95% EV      206,679     16.620780      3,435,163      1.41%      -6.93%
                                            1.00% EV      331,170     16.602546      5,498,269      1.48%      -6.95%
                                            1.05% EV       21,007     16.584302        348,378      1.48%      -6.98%
                                            1.10% EV       95,486     16.566085      1,581,834      1.53%      -7.00%
                                            1.15% EV       36,478     16.547886        603,627      1.61%      -7.02%
                                            1.20% EV       12,692     16.529679        209,787      1.60%      -7.05%
                                            1.25% EV        8,545     16.511505        141,089      1.76%      -7.07%
                                            1.30% EV          281     16.493328          4,634      1.74%      -7.10%
                                            1.35% EV        1,087     16.475153         17,916      1.81%      -7.12%
                                            1.40% EV           61     16.456992          1,009      1.91%      -7.14%

                                                                     (Continued)


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
                  NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


                                           Asset                       Unit         Contract                   Total
                                           Charge        Units       Fair Value  Owners' Equity   Expenses*   Return**
                                           ------      ----------    ----------  --------------   ---------   --------
                                            1.45% EV          513     16.438866           8,426     1.87%      -7.17%
                                            1.50% EV           31     16.420735             512     1.95%      -7.19%
                                            1.55% EV          541     16.402614           8,874     2.00%      -7.21%
                                            1.65% EV          611     16.366413          10,006     2.07%      -7.26%

2000 ....................................   0.95%          38,626     10.411291         402,147     0.95%       4.11%   05/01/00
                                            1.00%          45,310     10.410433         471,697     0.96%       4.10%   05/01/00
                                            1.05%           1,767     10.409574          18,394     1.05%       4.10%   05/01/00
                                            1.10%           6,275     10.408714          65,315     1.06%       4.09%   05/01/00
                                            1.15%           5,632     10.407857          58,617     1.10%       4.08%   05/01/00
                                            1.20%             350     10.406994           3,642     1.17%       4.07%   05/01/00
                                            1.25%             506     10.406133           5,266     1.22%       4.06%   05/01/00
                                            1.30%             347     10.405275           3,611     1.21%       4.05%   05/01/00
                                            1.35%             140     10.404414           1,457     1.35%       4.04%   05/01/00
                                            1.40%          11,151     10.403548         116,010     1.36%       4.04%   05/01/00
                                            1.45%          54,925     10.402690         571,368     1.37%       4.03%   05/01/00
                                            1.55%          14,935     10.400959         155,338     1.46%       4.01%   05/01/00
                                            1.60%           2,969     10.400103          30,878     1.53%       4.00%   05/01/00
                                            1.70%              17     10.398372             177     1.69%       3.98%   05/01/00
                                            1.75%             618     10.397506           6,426     1.71%       3.98%   05/01/00
                                            1.80%             200     10.396640           2,079     1.77%       3.97%   05/01/00
                                            1.90%             244     10.394913           2,536     1.87%       3.95%   05/01/00
                                                       ==========     =========

2001 Reserves for annuity contracts in
payout phase:
  Tax qualified .........................                                               106,025
  Non-tax qualified .....................                                               346,567
                                                                                 --------------
  2001 Contract owners' equity ..........                                        $1,877,930,525
                                                                                 ==============


* This represents annualized expenses as a percentage of the monthly average net assets of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.


** This represents the total return for the six-month period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction of the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the six-month period indicated or from the effective date through the end of the six-month period.



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                      [THIS PAGE LEFT BLANK INTENTIONALLY]



                                       59
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                          [FIDELITY INVESTMENTS LOGO]


         Nationwide Life Insurance Company. Home Office: Columbus, Ohio
      Before investing, understand that variable annuities are not insured by the FDIC or any other government agency, are not bank deposits, and are not the obligation of, or guaranteed by, the financial institution where they are offered.
           Variable annuities involve investment risk, including the
                          possible loss of principal.

             Nationwide(R) is a registered federal service mark of
                      Nationwide Mutual Insurance Company.